UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Capital Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.8%
	Common Stocks — 96.8%
	Aerospace & Defense — 1.2%
117	Precision Castparts Corp.	9,224

	Auto Components — 0.7%
378	Gentex Corp.	5,401

	Automobiles — 1.0%
203	Harley-Davidson, Inc. (c)	7,568

	Biotechnology — 3.1%
258	BioMarin Pharmaceutical, Inc. (a)	6,837
209	Celgene Corp. (a)	13,246
41	United Therapeutics Corp. (a)	4,259

		24,342

	Capital Markets — 7.9%
93	Affiliated Managers Group, Inc. (a)	7,743
334	Investment Technology Group, Inc. (a)	10,152
221	Lazard Ltd., (Bermuda), Class A	9,446
161	Northern Trust Corp.	11,618
639	Och-Ziff Capital Management Group LLC, Class A	7,474
136	T. Rowe Price Group, Inc.	7,328
549	TD AMERITRADE Holding Corp. (a)	8,887

		62,648

	Chemicals — 2.2%
183	Ecolab, Inc.	8,861
324	Rockwood Holdings, Inc. (a)	8,308

		17,169

	Commercial Services & Supplies — 5.7%
656	Corrections Corp. of America (a)	16,309
268	Stericycle, Inc. (a)	15,810
382	Waste Connections, Inc. (a)	13,102

		45,221

	Communications Equipment — 4.3%
321	CommScope, Inc. (a)	11,112
310	F5 Networks, Inc. (a)	7,250
200	Harris Corp.	9,238
305	Juniper Networks, Inc. (a)	6,431

		34,031

	Computers & Peripherals — 1.2%
503	NetApp, Inc. (a)	9,166

	Construction & Engineering — 0.8%
217	Shaw Group, Inc. (The) (a)	6,673

	Diversified Consumer Services — 1.5%
148	ITT Educational Services, Inc. (a)	11,958

	Diversified Financial Services — 1.8%
333	Interactive Brokers Group, Inc., Class A (a) (c)	7,375
90	IntercontinentalExchange, Inc. (a)	7,253

		14,628

	Diversified Telecommunication Services — 1.0%
755	tw telecom, Inc. (a)	7,844

	Electrical Equipment — 4.0%
40	First Solar, Inc. (a)	7,502
150	General Cable Corp. (a)	5,359
377	GT Solar International, Inc. (a) (c)	4,085
257	Roper Industries, Inc.	14,648

		31,594

	Electronic Equipment, Instruments & Components — 4.4%
445	Amphenol Corp., Class A	17,882
201	Dolby Laboratories, Inc., Class A (a) (c)	7,056
267	Flir Systems, Inc. (a)	10,241

		35,179

	Energy Equipment & Services — 3.5%
335	Cameron International Corp. (a)	12,914
181	Helmerich & Payne, Inc.	7,814
138	Oceaneering International, Inc. (a)	7,378

		28,106

	Health Care Equipment & Supplies — 3.1%
257	Dentsply International, Inc.	9,652
428	Hologic, Inc. (a)	8,270
126	IDEXX Laboratories, Inc. (a)	6,893

		24,815

	Health Care Providers & Services — 6.4%
310	Coventry Health Care, Inc. (a)	10,076
255	DaVita, Inc. (a)	14,550

JPMorgan Capital Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Health Care Providers & Services — Continued
372	Humana, Inc. (a)	15,320
363	VCA Antech, Inc. (a)	10,712

		50,658

	Health Care Technology — 1.6%
288	Cerner Corp. (a) (c)	12,844

	Hotels, Restaurants & Leisure — 1.4%
92	Panera Bread Co., Class A (a) (c)	4,678
247	Penn National Gaming, Inc. (a)	6,557

		11,235

	Industrial Conglomerates — 0.6%
174	McDermott International, Inc. (a)	4,454

	Insurance — 3.2%
147	ACE Ltd., (Switzerland)	7,973
184	AON Corp.	8,273
332	HCC Insurance Holdings, Inc.	8,969

		25,215

	Internet Software & Services — 0.5%
252	Akamai Technologies, Inc. (a)	4,402

	IT Services — 2.1%
58	Genpact Ltd., (Bermuda) (a)	607
49	MasterCard, Inc., Class A	8,769
418	VeriFone Holdings, Inc. (a)	6,920

		16,296

	Leisure Equipment & Products — 1.3%
587	Mattel, Inc.	10,588

	Life Sciences Tools & Services — 3.0%
116	Covance, Inc. (a)	10,242
340	Illumina, Inc. (a)	13,793

		24,035

	Machinery — 4.5%
129	AGCO Corp. (a)	5,488
110	Bucyrus International, Inc.	4,924
146	Cummins, Inc.	6,385
132	Kaydon Corp. (c)	5,929
250	Pall Corp.	8,600
85	Wabtec Corp. (c)	4,375

		35,701

	Media — 2.0%
247	John Wiley & Sons, Inc., Class A	9,980
101	Morningstar, Inc. (a) (c)	5,602

		15,582

	Metals & Mining — 0.6%
159	Century Aluminum Co. (a)	4,408

	Multiline Retail — 1.1%
185	Kohl’s Corp. (a)	8,543

	Oil, Gas & Consumable Fuels — 6.2%
222	Cabot Oil & Gas Corp.	8,008
425	Forest Oil Corp. (a)	21,064
134	Peabody Energy Corp.	6,050
458	Southwestern Energy Co. (a)	13,982

		49,104

	Pharmaceuticals — 0.6%
101	Shire plc, (United Kingdom), ADR	4,818

	Professional Services — 1.2%
128	FTI Consulting, Inc. (a)	9,254

	Road & Rail — 1.1%
262	J.B. Hunt Transport Services, Inc.	8,759

	Semiconductors & Semiconductor Equipment — 2.5%
456	Broadcom Corp., Class A (a)	8,502
201	KLA-Tencor Corp.	6,361
165	MEMC Electronic Materials, Inc. (a)	4,675

		19,538

	Software — 6.0%
726	Activision Blizzard, Inc. (a)	11,196
489	Amdocs Ltd., (United Kingdom) (a)	13,398
230	ANSYS, Inc. (a) (c)	8,703
273	Electronic Arts, Inc. (a)	10,082
334	Nuance Communications, Inc. (a) (c)	4,069

		47,448

	Specialty Retail — 3.5%
598	Foot Locker, Inc.	9,667
523	PetSmart, Inc.	12,911
151	Urban Outfitters, Inc. (a)	4,821

		27,399

JPMorgan Capital Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (Continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Specialty Retail — Continued
	Total Long-Term Investments (Cost $778,297)	765,848

SHARES

Short-Term Investment — 3.7%
Investment Company — 3.7%
29,479	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $29,479)	29,479

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 1.3%
	Corporate Note — 0.9%
7,000	Beta Finance, Inc., VAR, 2.13%, 02/20/09 (e) (i) (s)	6,946

	Investment Company — 0.4%
3,062	JPMorgan Prime Money Market Fund, Capital Class Shares (b)	3,062

	Total Investments of Cash Collateral for Securities on Loan (Cost $10,060)	10,008

	Total Investments — 101.8% (Cost $817,836)	805,335
	Liabilities in Excess of Other Assets — (1.8)%	(14,475)

	NET ASSETS — 100.0%	$790,860

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt
VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,656
Aggregate gross unrealized depreciation	(101,157)

Net unrealized appreciation/depreciation	$(12,501)

Federal income tax cost of investments	$817,836

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Capital Growth Fund
Level 1	$ 798,389	$ -
Level 2	6,946	-
Level 3	-	-
Total	$ 805,335	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 99.1%
		Common Stocks — 99.0%
		Aerospace & Defense — 3.4%
29		Boeing Co.	1,675
16		Goodrich Corp.	649
–	(h)	L-3 Communications Holdings, Inc.	39
23		Northrop Grumman Corp.	1,368
43		United Technologies Corp.	2,601

			6,332

		Air Freight & Logistics — 0.3%
1		FedEx Corp.	47
9		United Parcel Service, Inc., Class B	535

			582

		Auto Components — 0.7%
40		Johnson Controls, Inc.	1,225

		Beverages — 2.5%
74		Coca-Cola Co. (The)	3,924
–	(h)	Coca-Cola Enterprises, Inc.	3
21		Pepsi Bottling Group, Inc.	607
1		PepsiCo, Inc.	85

			4,619

		Biotechnology — 2.4%
5		Alexion Pharmaceuticals, Inc. (a)	212
19		Amgen, Inc. (a)	1,114
18		Celgene Corp. (a)	1,139
33		Gilead Sciences, Inc. (a)	1,500
5		United Therapeutics Corp. (a)	552

			4,517

		Capital Markets — 3.4%
38		Bank of New York Mellon Corp. (The)	1,251
15		Goldman Sachs Group, Inc. (The)	1,959
36		Merrill Lynch & Co., Inc.	908
47		Morgan Stanley	1,074
14		State Street Corp.	779
27		TD AMERITRADE Holding Corp. (a)	434

			6,405

		Chemicals — 3.1%
61		Dow Chemical Co. (The)	1,948
7		E.l. du Pont de Nemours & Co.	266
8		Monsanto Co.	802
16		PPG Industries, Inc.	950
14		Praxair, Inc.	1,019
12		Rohm & Haas Co.	812

			5,797

		Commercial Banks — 3.4%
16		Comerica, Inc.	528
4		Fifth Third Bancorp	46
4		Huntington Bancshares, Inc. (c)	29
38		KeyCorp	456
4		M&T Bank Corp.	375
4		Marshall & Ilsley Corp.	81
17		National City Corp. (c)	30
–	(h)	Popular, Inc.	2
1		SunTrust Banks, Inc.	22
25		Synovus Financial Corp. (c)	263
13		TCF Financial Corp.	239
47		U.S. Bancorp	1,704
54		Wells Fargo & Co.	2,012
13		Zions Bancorp (c)	484

			6,271

		Communications Equipment — 3.6%
128		Cisco Systems, Inc. (a)	2,881
75		Corning, Inc.	1,168
22		Juniper Networks, Inc. (a)	470
49		QUALCOMM, Inc.	2,101

			6,620

		Computers & Peripherals — 4.5%
16		Apple, Inc. (a)	1,807
1		EMC Corp. (a)	12
63		Hewlett-Packard Co.	2,890
30		International Business Machines Corp.	3,544
12		NetApp, Inc. (a)	210

			8,463

		Construction & Engineering — 0.1%
1		Fluor Corp.	72

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Construction & Engineering — Continued
1		Jacobs Engineering Group, Inc. (a)	38

			110

		Consumer Finance — 0.6%
15		American Express Co.	524
12		Capital One Financial Corp. (c)	597

			1,121

		Diversified Consumer Services — 0.2%
1		Apollo Group, Inc., Class A (a)	36
4		ITT Educational Services, Inc. (a) (c)	315

			351

		Diversified Financial Services — 3.9%
122		Bank of America Corp.	4,267
47		CIT Group, Inc.	327
95		Citigroup, Inc.	1,948
2		IntercontinentalExchange, Inc. (a)	121
17		NYSE Euronext	662

			7,325

		Diversified Telecommunication Services — 3.3%
105		AT&T, Inc.	2,923
102		Verizon Communications, Inc.	3,273

			6,196

		Electric Utilities — 3.0%
2		Allegheny Energy, Inc.	59
33		American Electric Power Co., Inc.	1,229
23		Edison International	930
25		Exelon Corp.	1,565
9		FirstEnergy Corp.	603
1		FPL Group, Inc.	55
4		Pinnacle West Capital Corp.	138
18		PPL Corp.	677
25		Sierra Pacific Resources	237

			5,493

		Electrical Equipment — 0.2%
2		Cooper Industries Ltd., Class A	80
1		First Solar, Inc. (a)	246

			326

		Electronic Equipment, Instruments & Components — 0.5%
35		Tyco Electronics Ltd., (Bermuda)	954

		Energy Equipment & Services — 2.8%
15		Baker Hughes, Inc.	920
27		Halliburton Co.	868
7		National Oilwell Varco, Inc. (a)	347
28		Schlumberger Ltd.	2,147
4		Transocean, Inc. (a)	483
17		Weatherford International Ltd. (a)	415

			5,180

		Food & Staples Retailing — 3.5%
45		CVS/Caremark Corp.	1,508
51		Safeway, Inc.	1,203
30		SYSCO Corp.	912
49		Wal-Mart Stores, Inc.	2,905

			6,528

		Food Products — 1.6%
16		ConAgra Foods, Inc.	305
15		General Mills, Inc.	1,003
7		Kellogg Co.	404
38		Kraft Foods, Inc., Class A	1,235

			2,947

		Health Care Equipment & Supplies — 1.8%
5		Baxter International, Inc.	315
17		Boston Scientific Corp. (a)	205
10		C.R. Bard, Inc.	949
19		Covidien Ltd.	1,016
5		Medtronic, Inc.	270
10		Zimmer Holdings, Inc. (a)	639

			3,394

		Health Care Providers & Services — 1.8%
32		Aetna, Inc.	1,159
–	(h)	AmerisourceBergen Corp.	8
13		Cardinal Health, Inc.	616
22		Cigna Corp.	741

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Health Care Providers & Services — Continued
–	(h)	Coventry Health Care, Inc. (a)	6
8		McKesson Corp.	447
8		WellPoint, Inc. (a)	374

			3,351

		Hotels, Restaurants & Leisure — 1.3%
14		Carnival Corp.	481
7		Darden Restaurants, Inc.	195
31		International Game Technology	533
12		McDonald’s Corp.	709
13		Royal Caribbean Cruises Ltd.	261
16		Wyndham Worldwide Corp.	258

			2,437

		Household Durables — 0.3%
7		D.R. Horton, Inc.	94
8		KB Home (c)	151
15		Lennar Corp., Class A	234
–	(h)	Mohawk Industries, Inc. (a)	7

			486

		Household Products — 3.6%
12		Colgate-Palmolive Co.	912
20		Kimberly-Clark Corp.	1,284
65		Procter & Gamble Co.	4,557

			6,753

		Independent Power Producers & Energy Traders — 0.2%
7		Constellation Energy Group, Inc.	178
5		NRG Energy, Inc. (a)	131

			309

		Industrial Conglomerates — 2.6%
7		3M Co.	451
152		General Electric Co.	3,886
18		Textron, Inc.	518

			4,855

		Insurance — 3.1%
5		Aflac, Inc.	294
21		American International Group, Inc.	71
4		Assurant, Inc.	203
29		Axis Capital Holdings Ltd., (Bermuda)	932
8		Chubb Corp. (The)	439
11		Hartford Financial Services Group, Inc.	459
18		MetLife, Inc. (c)	991
8		Prudential Financial, Inc.	569
10		RenaissanceRe Holdings Ltd., (Bermuda)	515
23		Travelers Cos., Inc. (The)	1,040
10		XL Capital Ltd., (Bermuda), Class A	170

			5,683

		Internet & Catalog Retail — 0.4%
8		Amazon.com, Inc. (a)	590
15		Expedia, Inc. (a)	225

			815

		Internet Software & Services — 1.0%
4		Google, Inc., Class A (a)	1,682
12		Yahoo!, Inc. (a)	206

			1,888

		IT Services — 0.9%
7		Affiliated Computer Services, Inc., Class A (a)	365
–	(h)	Fiserv, Inc. (a)	14
19		Genpact Ltd., (Bermuda) (a)	192
–	(h)	MasterCard, Inc., Class A	18
29		Paychex, Inc.	964
2		Western Union Co. (The)	52

			1,605

		Machinery — 2.0%
14		Caterpillar, Inc.	828
–	(h)	Cummins, Inc.	17
8		Danaher Corp.	583
11		Dover Corp.	442
7		Eaton Corp.	405
8		Illinois Tool Works, Inc.	365
10		Ingersoll-Rand Co. Ltd., (Bermuda), Class A	296

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Machinery — Continued
19		PACCAR, Inc.	707

			3,643

		Media — 2.6%
3		DISH Network Corp., Class A (a)	65
81		News Corp., Class A	970
92		Time Warner, Inc.	1,205
84		Walt Disney Co. (The)	2,566

			4,806

		Metals & Mining — 0.3%
19		Alcoa, Inc.	422
–	(h)	Freeport-McMoRan Copper & Gold, Inc.	17
2		United States Steel Corp.	163

			602

		Multiline Retail — 0.4%
11		Family Dollar Stores, Inc.	266
12		Kohl’s Corp. (a)	571

			837

		Multi-Utilities — 0.4%
59		CMS Energy Corp.	730

		Oil, Gas & Consumable Fuels — 10.4%
15		Anadarko Petroleum Corp.	713
3		Apache Corp.	261
44		Chevron Corp.	3,637
26		ConocoPhillips	1,882
3		Devon Energy Corp.	228
8		EOG Resources, Inc.	725
109		Exxon Mobil Corp.	8,426
6		Hess Corp.	460
9		Marathon Oil Corp.	375
25		Occidental Petroleum Corp.	1,726
19		XTO Energy, Inc.	875

			19,308

		Paper & Forest Products — 0.2%
65		Domtar Corp., (Canada) (a)	300

		Pharmaceuticals — 6.7%
64		Abbott Laboratories	3,668
70		Bristol-Myers Squibb Co.	1,449
12		Forest Laboratories, Inc. (a)	339
21		Johnson & Johnson	1,455
75		Merck & Co., Inc.	2,361
75		Pfizer, Inc.	1,383
56		Schering-Plough Corp.	1,029
22		Wyeth	820

			12,504

		Real Estate Investment Trusts (REITs) — 1.2%
7		Apartment Investment & Management Co., Class A	249
2		Camden Property Trust	83
5		Digital Realty Trust, Inc.	250
7		Duke Realty Corp.	174
26		Hospitality Properties Trust	534
5		Host Hotels & Resorts, Inc.	72
2		Kimco Realty Corp.	81
1		Liberty Property Trust	26
20		ProLogis	834

			2,303

		Road & Rail — 1.7%
5		Burlington Northern Santa Fe Corp.	443
2		CSX Corp.	82
37		Norfolk Southern Corp.	2,417
3		Union Pacific Corp.	192

			3,134

		Semiconductors & Semiconductor Equipment — 1.8%
7		Altera Corp.	153
8		Broadcom Corp., Class A (a)	153
7		Intel Corp.	131
8		KLA-Tencor Corp.	260
10		Lam Research Corp. (a)	302
28		Marvell Technology Group Ltd., (Bermuda) (a)	261
38		Texas Instruments, Inc.	819
52		Xilinx, Inc.	1,217

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Semiconductors & Semiconductor Equipment — Continued

			3,296

		Software — 3.3%
2		Adobe Systems, Inc. (a)	95
188		Microsoft Corp.	5,020
50		Oracle Corp. (a)	1,018
–	(h)	Symantec Corp. (a)	8

			6,141

		Specialty Retail — 1.3%
2		Abercrombie & Fitch Co., Class A	79
16		Advance Auto Parts, Inc.	638
–	(h)	AutoZone, Inc. (a)	12
20		Dick’s Sporting Goods, Inc. (a)	397
2		GameStop Corp., Class A (a)	62
20		Limited Brands, Inc.	343
29		Staples, Inc.	655
7		TJX Cos., Inc.	220

			2,406

		Textiles, Apparel & Luxury Goods — 1.1%
3		Coach, Inc. (a)	70
15		Nike, Inc., Class B	1,024
–	(h)	Phillips-Van Heusen Corp.	8
3		Polo Ralph Lauren Corp.	193
9		V.F. Corp.	688

			1,983

		Thrifts & Mortgage Finance — 0.0% (g)
22		Fannie Mae	34
2		Freddie Mac	4
3		MGIC Investment Corp.	20

			58

		Tobacco — 1.2%
103		Altria Group, Inc.	2,052
5		Philip Morris International, Inc.	226

			2,278

		Wireless Telecommunication Services — 0.4%
8		American Tower Corp., Class A (a)	273
3		Crown Castle International Corp. (a)	75
59		Sprint Nextel Corp.	359

			707

		Total Common Stocks (Cost $162,489)	183,974

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.1%
215	U.S. Treasury Note, 4.88%, 06/30/09 (k) (Cost $219)	220

	Total Long-Term Investments (Cost $162,708)	184,194

SHARES

	Short-Term Investment — 0.5%
	Investment Company — 0.5%
938	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $938)	938

	Investments of Cash Collateral for Securities on Loan — 1.3%
	Investment Company — 1.3%
2,414	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $2,414)	2,414

	Total Investments — 100.9% (Cost $166,060)	187,546
	Liabilities in Excess of Other Assets — (0.9)%	(1,749)

	NET ASSETS — 100.0%	$185,797

Percentages indicated are based on net assets.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
6	S & P 500 Index	December, 2008	$1,751	$(81)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,713
Aggregate gross unrealized depreciation	(17,227)

Net unrealized appreciation/depreciation	$21,486

Federal income tax cost of investments	$166,060

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Disciplined Equity Fund
Level 1	$ 187,326	$ -	$ (81)
Level 2	220	-	-
Level 3	-	-	-
Total	$ 187,546	$ -	$ (81)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 103.4%
		Common Stocks — 60.6%
		Aerospace & Defense — 1.8%
79		BAE Systems plc, (United Kingdom)	$582
15		Boeing Co. (m)	846
4		Ceradyne, Inc. (a) (m)	150
—	(h)	Curtiss-Wright Corp.	18
3		Esterline Technologies Corp. (a)	99
12		General Dynamics Corp.	885
1		Goodrich Corp.	54
—	(h)	HEICO Corp.	13
20		Honeywell International, Inc.	815
—	(h)	L-3 Communications Holdings, Inc.	5
16		Lockheed Martin Corp.	1,778
1		Moog, Inc., Class A (a)	26
6		Northrop Grumman Corp.	375
—	(h)	Triumph Group, Inc.	10
32		United Technologies Corp.	1,948

			7,604
		Air Freight & Logistics — 0.1%
1		Atlas Air Worldwide Holdings, Inc. (a) (m)	28
—	(h)	FedEx Corp.	4
2		Hub Group, Inc., Class A (a)	60
17		TNT N.V., (Netherlands)	466
1		United Parcel Service, Inc., Class B	35

			593
		Airlines — 0.1%
12		Hawaiian Holdings, Inc. (a)	114
6		Republic Airways Holdings, Inc. (a)	61
5		SkyWest, Inc.	74

			249
		Auto Components — 0.6%
1		American Axle & Manufacturing Holdings, Inc. (m)	3
2		ATC Technology Corp. (a) (m)	50
5		Autoliv, Inc., (Sweden) (m)	180
9		Compagnie Generale des Etablissements Michelin, (France), Class B	570
1		Cooper Tire & Rubber Co.	8
58		Johnson Controls, Inc.	1,748
6		Lear Corp. (a)	59
2		Tenneco, Inc. (a)	18

			2,636
		Automobiles — 0.3%
12		Daimler AG, (Germany)	583
20		Toyota Motor Corp., (Japan)	851

			1,434
		Beverages — 0.5%
35		Coca-Cola Co. (The) (m)	1,860
1		Coca-Cola Enterprises, Inc. (m)	9
9		Pepsi Bottling Group, Inc.	252
6		PepsiAmericas, Inc.	114
—	(h)	PepsiCo, Inc.	7

			2,242
		Biotechnology — 1.4%
3		Alexion Pharmaceuticals, Inc. (a) (m)	98
3		Alkermes, Inc. (a) (m)	35
27		Amgen, Inc. (a) (m)	1,618
2		Arena Pharmaceuticals, Inc. (a) (m)	12
5		Bionovo, Inc. (a) (m)	5
20		Celgene Corp. (a) (m)	1,288
2		Cell Genesys, Inc. (a) (m)	1
1		Combinatorx, Inc. (a) (m)	2
4		Genentech, Inc. (a)	319
34		Gilead Sciences, Inc. (a)	1,532
1		GTx, Inc. (a)	17
5		Human Genome Sciences, Inc. (a)	31
11		Intercell AG, (Austria) (a)	359
3		Keryx Biopharmaceuticals, Inc. (a)	1
4		Medarex, Inc. (a)	23
1		Myriad Genetics, Inc. (a)	84
2		Onyx Pharmaceuticals, Inc. (a)	54
1		Progenics Pharmaceuticals, Inc. (a)	9
2		Protalix BioTherapeutics, Inc., (Israel) (a)	4
3		Regeneron Pharmaceuticals, Inc. (a)	61

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Biotechnology— Continued
1		Rigel Pharmaceuticals, Inc. (a)	17
5		Seattle Genetics, Inc. (a)	49
2		Telik, Inc. (a)	1
1		United Therapeutics Corp. (a)	153

			5,773
		Building Products — 0.1%
5		INSTEEL Industries, Inc.	65
71		Nippon Sheet Glass Co., Ltd., (Japan)	368
3		Quanex Building Products Corp.	39
1		Universal Forest Products, Inc.	25

			497
		Capital Markets — 2.6%
3		Ameriprise Financial, Inc. (m)	130
34		Bank of New York Mellon Corp. (The) (m)	1,118
2		BGC Partners, Inc., Class A (m)	7
—	(h)	Calamos Asset Management, Inc., Class A (m)	7
28		Charles Schwab Corp. (The)	736
16		Credit Suisse Group AG, (Switzerland)	744
87		Daiwa Securities Group, Inc., (Japan)	634
5		Federated Investors, Inc., Class B	146
18		Goldman Sachs Group, Inc. (The)	2,326
6		Invesco Ltd.	135
5		Investment Technology Group, Inc. (a)	161
5		Knight Capital Group, Inc., Class A (a)	71
1		Kohlberg Capital Corp.	12
2		LaBranche & Co., Inc. (a)	9
11		Lazard Ltd., (Bermuda), Class A	487
16		Macquarie Group Ltd.,
		(Australia)	481
1		MCG Capital Corp.	2
6		Merrill Lynch & Co., Inc.	159
44		Morgan Stanley	1,008
8		Northern Trust Corp.	606
—	(h)	optionsXpress Holdings, Inc.	8
1		Patriot Capital Funding, Inc.	5
17		State Street Corp.	958
4		SWS Group, Inc.	83
15		TD AMERITRADE Holding Corp. (a)	237
1		TradeStation Group, Inc. (a)	10
31		UBS AG, (Switzerland) (a)	536
—	(h)	US Global Investors, Inc., Class A	1
5		Waddell & Reed Financial, Inc., Class A	131

			10,948
		Chemicals — 1.4%
4		Air Products & Chemicals, Inc. (m)	274
4		Airgas, Inc. (m)	201
—	(h)	Balchem Corp. (m)	12
5		Celanese Corp., Class A (m)	149
1		CF Industries Holdings, Inc. (m)	78
17		Dow Chemical Co. (The)	553
1		E.l. du Pont de Nemours & Co.	38
4		FMC Corp.	188
2		H.B. Fuller Co.	40
5		Hercules, Inc.	93
2		Innophos Holdings, Inc.	46
2		Koppers Holdings, Inc.	86
15		Lanxess AG, (Germany)	404
16		Makhteshim-Agan Industries Ltd., (Israel)	102
13		Monsanto Co.	1,282
2		Mosaic Co. (The)	129
9		Olin Corp.	166
6		PolyOne Corp. (a)	41
—	(h)	Potash Corp. of Saskatchewan, Inc., (Canada)	7
3		PPG Industries, Inc.	175
15		Praxair, Inc.	1,049
1		Rohm & Haas Co.	66
11		Shin-Etsu Chemical Co., Ltd., (Japan)	518
3		Terra Industries, Inc.	75
2		W.R. Grace & Co. (a)	29
1		Zep, Inc.	10

			5,811

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Commercial Banks — 3.2%
—	(h)	1st Source Corp.	5
1		Ameris Bancorp (m)	13
—	(h)	BancFirst Corp. (m)	10
1		Banco Latinoamericano de Exportaciones S.A., (Panama), Class E	20
76		Banco Santander S.A., (Spain)	1,134
5		Bank of Hawaii Corp. (m)	281
8		BB&T Corp. (m)	289
10		BNP Paribas, (France)	937
2		Central Pacific Financial Corp. (m)	25
117		China Merchants Bank Co., Ltd., (China), Class H	283
—	(h)	Citizens Republic Bancorp, Inc. (m)	1
1		City Bank (m)	16
1		City Holding Co. (m)	42
10		Colonial BancGroup, Inc. (The) (m)	75
1		Columbia Banking System, Inc. (m)	21
5		Comerica, Inc. (m)	162
1		Community Bank System, Inc. (m)	33
—	(h)	Community Trust Bancorp, Inc. (m)	15
1		East West Bancorp, Inc.	16
—	(h)	Farmers Capital Bank Corp.	5
2		Fifth Third Bancorp	24
6		First Bancorp/Perto Rico	65
—	(h)	First Bancorp/Troy, North Carolina	3
1		First Community Bancshares, Inc.	19
1		Glacier Bancorp, Inc.	16
1		Green Bankshares, Inc.	12
17		Hana Financial Group, Inc., (South Korea)	398
7		Hanmi Financial Corp.	35
—	(h)	Heritage Commerce Corp.	3
120		HSBC Holdings plc, (United Kingdom)	1,942
—	(h)	Huntington Bancshares, Inc.	2
2		IBERIABANK Corp.	112
1		International Bancshares Corp.	26
138		Intesa Sanpaolo S.p.A., (Italy)	758
19		KeyCorp	227
1		Lakeland Financial Corp.	18
—	(h)	M&T Bank Corp.	36
—	(h)	MainSource Financial Group, Inc.	6
—	(h)	Marshall & Ilsley Corp.	5
84		Mitsubishi UFJ Financial Group, Inc., (Japan)	733
6		Nara Bancorp, Inc.	64
8		National Bank of Greece S.A., (Greece)	318
1		National City Corp.	2
1		NBT Bancorp, Inc.	15
1		Oriental Financial Group, Inc.	13
3		Pacific Capital Bancorp	61
1		Peoples Bancorp, Inc.	11
—	(h)	Prosperity Bancshares, Inc.	10
2		Provident Bankshares Corp.	18
—	(h)	Renasant Corp.	4
—	(h)	Republic Bancorp, Inc., Class A	13
—	(h)	Sierra Bancorp	4
—	(h)	Simmons First National Corp., Class A	11
10		Societe Generale, (France)	855
1		Southwest Bancorp, Inc.	25
6		Sterling Bancshares, Inc.	62
1		Sterling Financial Corp.	18
—	(h)	Sumitomo Mitsui Financial Group, Inc., (Japan)	577
3		SunTrust Banks, Inc.	128
6		Synovus Financial Corp.	57
20		TCF Financial Corp.	353
—	(h)	TriCo Bancshares	6
30		U.S. Bancorp	1,095
1		UCBH Holdings, Inc.	5
3		W Holding Co., Inc.	2
42		Wells Fargo & Co.	1,591
1		West Coast Bancorp	18
2		Westamerica Bancorp	92
4		Wilshire Bancorp, Inc.	46
1		Zions Bancorp	45

			13,342

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Commercial Services & Supplies — 0.2%
—	(h)	Bowne & Co., Inc. (m)	3
2		Cenveo, Inc. (a) (m)	18
6		Comfort Systems USA, Inc. (m)	79
2		Consolidated Graphics, Inc. (a) (m)	52
9		Deluxe Corp.	127
1		Ennis, Inc.	20
3		GEO Group, Inc. (The) (a)	52
2		Herman Miller, Inc.	46
1		HNI Corp.	13
7		IKON Office Solutions, Inc.	114
3		Knoll, Inc.	50
7		Pitney Bowes, Inc.	228
1		United Stationers, Inc. (a)	24

			826
		Communications Equipment — 2.0%
6		3Com Corp. (a)	14
8		Arris Group, Inc. (a) (m)	64
1		Avocent Corp. (a) (m)	21
1		Black Box Corp. (m)	28
1		Blue Coat Systems, Inc. (a) (m)	14
32		Brocade Communications Systems, Inc. (a) (m)	188
140		Cisco Systems, Inc. (a) (m)	3,166
5		CommScope, Inc. (a) (m)	177
1		Comtech Telecommunications Corp. (a) (m)	49
76		Corning, Inc.	1,191
—	(h)	Digi International, Inc. (a)	3
6		Emulex Corp. (a)	67
—	(h)	Extreme Networks, Inc. (a)	—	(h)
5		Finisar Corp. (a)	5
1		Foundry Networks, Inc. (a)	13
2		Harmonic, Inc. (a)	20
4		Harris Corp.	206
2		Juniper Networks, Inc. (a)	41
4		MRV Communications, Inc. (a)	5
1		NETGEAR, Inc. (a)	12
33		Nokia OYJ, (Finland)	613
2		Plantronics, Inc.	50
1		Polycom, Inc. (a)	30
1		Powerwave Technologies, Inc. (a)	4
50		QUALCOMM, Inc.	2,153
3		Research In Motion Ltd., (Canada) (a)	184
1		Sonus Networks, Inc. (a)	2
4		Symmetricom, Inc. (a)	18
1		Tekelec (a)	15
1		UTStarcom, Inc. (a)	2

			8,355
		Computers & Peripherals — 2.6%
1		Adaptec, Inc. (a) (m)	3
13		Apple, Inc. (a) (m)	1,438
35		Dell, Inc. (a)	572
—	(h)	Electronics for Imaging, Inc. (a)	6
—	(h)	EMC Corp. (a)	1
94		Hewlett-Packard Co.	4,350
1		Hypercom Corp. (a)	3
2		Imation Corp.	36
28		International Business Machines Corp.	3,250
—	(h)	Intevac, Inc. (a)	2
7		Lexmark International, Inc., Class A (a)	213
11		NetApp, Inc. (a)	197
5		Novatel Wireless, Inc. (a)	29
1		Palm, Inc.	4
17		QLogic Corp. (a)	254
4		Quantum Corp. (a)	4
5		SanDisk Corp. (a)	94
1		Synaptics, Inc. (a)	18
8		Western Digital Corp. (a)	179

			10,653
		Construction & Engineering — 0.2%
5		Bouygues, (France)	247
—	(h)	EMCOR Group, Inc. (a)	8
10		Fluor Corp.	537

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Construction & Engineering— Continued
—	(h)	Jacobs Engineering Group, Inc. (a)	3
1		MasTec, Inc. (a)	9
4		Perini Corp. (a)	98

			902
		Construction Materials — 0.2%
64		Anhui Conch Cement Co., Ltd., (China), Class H (a)	244
1		Headwaters, Inc. (a)	15
5		Lafarge S.A., (France)	570

			829
		Consumer Finance — 0.3%
2		Advance America Cash Advance Centers, Inc. (m)	6
6		American Express Co. (m)	213
8		Capital One Financial Corp. (m)	408
5		Cash America International, Inc. (m)	187
10		Discover Financial Services	144
5		Dollar Financial Corp. (a)	80
2		EZCORP, Inc., Class A (a)	36
1		First Cash Financial Services, Inc. (a)	7
2		First Marblehead Corp. (The)	4
2		World Acceptance Corp. (a)	83

			1,168
		Containers & Packaging — 0.3%
—	(h)	AEP Industries, Inc. (a) (m)	6
5		Ball Corp. (m)	199
4		Greif, Inc., Class A	253
4		Myers Industries, Inc.	44
6		Owens-Illinois, Inc. (a)	168
5		Rock-Tenn Co., Class A	208
1		Silgan Holdings, Inc.	76
7		Sonoco Products Co.	214

			1,168
		Distributors — 0.1%
128		Li & Fung Ltd., (Hong Kong)	313

		Diversified Consumer Services — 0.1%
—	(h)	Apollo Group, Inc., Class A (a) (m)	3
3		ITT Educational Services, Inc. (a)	202
1		thinkorswim Group, Inc. (a)	5

			210
		Diversified Financial Services — 1.5%
106		Bank of America Corp. (m)	3,700
9		CIT Group, Inc. (m)	62
65		Citigroup, Inc. (m)	1,340
—	(h)	CME Group, Inc. (m)	146
1		Compass Diversified Holdings (m)	8
1		Encore Capital Group, Inc. (a)	8
1		Financial Federal Corp.	18
3		Interactive Brokers Group, Inc., Class A (a)	58
—	(h)	IntercontinentalExchange, Inc. (a)	8
7		Nasdaq OMX Group (The) (a)	200
17		NYSE Euronext	682

			6,230
		Diversified Telecommunication Services — 1.8%
46		AT&T, Inc. (m)	1,285
185		BT Group plc, (United Kingdom), Class A	536
7		CenturyTel, Inc. (m)	242
33		Cincinnati Bell, Inc. (a) (m)	103
6		Embarq Corp.	250
63		Koninklijke KPN N.V., (Netherlands)	913
11		Premiere Global Services, Inc. (a)	160
48		Telefonica S.A., (Spain)	1,131
86		Verizon Communications, Inc.	2,748
21		Windstream Corp.	233

			7,601
		Electric Utilities — 1.4%
—	(h)	Allegheny Energy, Inc. (m)	2
38		American Electric Power Co., Inc. (m)	1,416
9		DPL, Inc.	219
22		E.ON AG, (Germany)	1,120

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Electric Utilities— Continued
28		Edison International	1,113
5		El Paso Electric Co. (a)	103
14		Exelon Corp.	892
6		FirstEnergy Corp.	412
3		FPL Group, Inc.	146
—	(h)	Pinnacle West Capital Corp.	16
4		Portland General Electric Co.	97
1		PPL Corp.	54
16		Sierra Pacific Resources	157
1		UniSource Energy Corp.	26
5		Westar Energy, Inc.	124

			5,897
		Electrical Equipment — 0.5%
1		A.O. Smith Corp.	20
10		ABB Ltd., (Switzerland), ADR	186
2		Acuity Brands, Inc. (m)	67
9		Alstom S.A., (France)	718
—	(h)	Cooper Industries Ltd., Class A	10
10		Emerson Electric Co.	396
2		Evergreen Solar, Inc. (a)	13
1		First Solar, Inc. (a)	246
8		GrafTech International Ltd. (a)	127
4		Power-One, Inc. (a)	5
3		Regal-Beloit Corp.	140
—	(h)	Rockwell Automation, Inc.	2

			1,930
		Electronic Equipment, Instruments & Components — 0.4%
2		Anixter International, Inc. (a) (m)	125
7		Arrow Electronics, Inc. (a) (m)	178
2		Benchmark Electronics, Inc. (a) (m)	27
1		Checkpoint Systems, Inc. (a) (m)	24
1		CTS Corp. (m)	18
65		HON HAI Precision Industry Co., Ltd., (Taiwan), GDR	455
1		Insight Enterprises, Inc. (a)	13
14		Jabil Circuit, Inc.	137
1		Methode Electronics, Inc.	10
1		Plexus Corp. (a)	27
91		Premier Farnell plc, (United Kingdom)	268
1		Rofin-Sinar Technologies, Inc. (a)	15
18		Sanmina-SCI Corp. (a)	25
1		Technitrol, Inc.	21
5		TTM Technologies, Inc. (a)	49
3		Tyco Electronics Ltd., (Bermuda)	76

			1,468
		Energy Equipment & Services — 1.4%
3		Allis-Chalmers Energy, Inc. (a) (m)	37
7		Baker Hughes, Inc. (m)	448
1		Basic Energy Services, Inc. (a) (m)	13
17		Cie Generale de Geophysique-Veritas, (France) (a)	536
3		ENSCO International, Inc.	179
7		Grey Wolf, Inc. (a)	54
3		Gulfmark Offshore, Inc. (a)	153
6		Halliburton Co.	202
2		ION Geophysical Corp. (a)	23
1		Lufkin Industries, Inc.	46
1		Matrix Service Co. (a)	9
24		National Oilwell Varco, Inc. (a)	1,180
1		Newpark Resources (a)	8
5		Parker Drilling Co. (a)	43
15		Schlumberger Ltd.	1,175
1		T-3 Energy Services, Inc. (a)	22
14		Transocean, Inc. (a)	1,494
4		Trico Marine Services, Inc. (a)	63
1		Union Drilling, Inc. (a)	10
4		Weatherford International Ltd. (a)	97

			5,792
		Food & Staples Retailing — 1.8%
6		BJ’s Wholesale Club, Inc. (a) (m)	223
1		Casey’s General Stores, Inc. (m)	27
39		CVS/Caremark Corp. (m)	1,296
4		Nash Finch Co.	155

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Food & Staples Retailing— Continued
36		Safeway, Inc.	854
29		SYSCO Corp.	901
137		Tesco plc, (United Kingdom)	950
45		Wal-Mart Stores, Inc.	2,698
83		Wm Morrison Supermarkets plc, (United Kingdom)	387

			7,491
		Food Products — 0.9%
30		Cadbury plc, (United Kingdom)	305
1		ConAgra Foods, Inc. (m)	25
16		Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	357
8		General Mills, Inc.	519
3		Kellogg Co.	146
21		Kraft Foods, Inc., Class A	674
20		Nestle S.A., (Switzerland)	871
23		Unilever N.V. CVA, (Netherlands)	642
11		Yakult Honsha Co., Ltd., (Japan)	339

			3,878
		Gas Utilities — 0.1%
4		Energen Corp.	201
2		Laclede Group, Inc. (The)	107
2		New Jersey Resources Corp.	73
1		Northwest Natural Gas Co.	42
1		WGL Holdings, Inc.	29

			452
		Health Care Equipment & Supplies — 0.5%
7		Baxter International, Inc. (m)	473
2		Boston Scientific Corp. (a) (m)	20
1		C.R. Bard, Inc. (m)	76
4		CONMED Corp. (a) (m)	112
5		Covidien Ltd.	263
2		Electro-Optical Sciences, Inc. (a)	11
1		Greatbatch, Inc. (a)	27
—	(h)	Haemonetics Corp. (a)	6
—	(h)	Integra LifeSciences Holdings Corp. (a)	4
4		Invacare Corp.	106
1		Medical Action Industries, Inc. (a)	12
8		Medtronic, Inc.	401
1		Mentor Corp.	14
2		NeuroMetrix, Inc. (a)	2
—	(h)	Palomar Medical Technologies, Inc. (a)	4
4		Quidel Corp. (a)	57
4		STERIS Corp.	150
3		Thoratec Corp. (a)	71
4		Zimmer Holdings, Inc. (a)	249

			2,058
		Health Care Providers & Services — 1.3%
27		Aetna, Inc. (m)	973
5		Alliance Imaging, Inc. (a) (m)	51
1		Amedisys, Inc. (a) (m)	44
10		AMERIGROUP Corp. (a) (m)	240
3		AMN Healthcare Services, Inc. (a) (m)	46
1		Apria Healthcare Group, Inc. (a) (m)	24
14		Cardinal Health, Inc. (m)	692
3		Centene Corp. (a) (m)	59
2		Cigna Corp. (m)	56
1		Emergency Medical Services Corp., Class A (a)	21
18		Express Scripts, Inc. (a)	1,343
6		Gentiva Health Services, Inc. (a)	172
3		Hanger Orthopedic Group, Inc. (a)	58
1		inVentiv Health, Inc. (a)	11
5		McKesson Corp.	291
—	(h)	Molina Healthcare, Inc. (a)	6
8		Omnicare, Inc.	227
8		Owens & Minor, Inc.	376
3		PSS World Medical, Inc. (a)	55
1		Psychiatric Solutions, Inc. (a)	34
2		Res-Care, Inc. (a)	27
1		US Physical Therapy, Inc. (a)	12
15		WellPoint, Inc. (a)	692

			5,510

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Health Care Technology — 0.1%
11		IMS Health, Inc.	200
1		MedAssets, Inc. (a)	17
4		Omnicell, Inc. (a)	54

			271
		Hotels, Restaurants & Leisure — 0.9%
1		Bob Evans Farms, Inc. (m)	14
6		Carnival Corp. (m)	210
1		CBRL Group, Inc. (m)	26
1		Darden Restaurants, Inc.	17
10		Denny’s Corp. (a)	25
1		Domino’s Pizza, Inc. (a)	12
2		Einstein Noah Restaurant Group, Inc. (a)	17
28		Intercontinental Hotels Group plc, (United Kingdom)	349
36		International Game Technology	612
4		Jack in the Box, Inc. (a)	82
—	(h)	Las Vegas Sands Corp. (a)	4
19		McDonald’s Corp.	1,171
1		Rick’s Cabaret International, Inc. (a)	6
5		Royal Caribbean Cruises Ltd.	96
10		Sodexo, (France)	575
61		TUI Travel plc, (United Kingdom)	238
2		Wyndham Worldwide Corp.	25
4		Yum! Brands, Inc.	114

			3,593
		Household Durables — 0.2%
4		Champion Enterprises, Inc. (a) (m)	24
—	(h)	CSS Industries, Inc. (m)	—	(h)
—	(h)	D.R. Horton, Inc.	1
5		Helen of Troy Ltd., (Bermuda) (a)	103
1		Hooker Furniture Corp.	18
1		Jarden Corp. (a)	23
1		KB Home	12
1		Lennar Corp., Class A	18
4		Snap-On, Inc.	234
3		Tempur-Pedic International, Inc.	33
13		Tupperware Brands Corp.	370

			836
		Household Products — 1.4%
5		Church & Dwight Co., Inc. (m)	286
15		Colgate-Palmolive Co. (m)	1,104
7		Kimberly-Clark Corp.	470
47		Procter & Gamble Co.	3,261
17		Reckitt Benckiser Group plc, (United Kingdom)	827

			5,948
		Independent Power Producers & Energy Traders — 0.2%
1		Constellation Energy Group, Inc. (m)	13
103		International Power plc, (United Kingdom)	664
1		NRG Energy, Inc. (a)	13

			690
		Industrial Conglomerates — 0.5%
1		3M Co.	34
56		General Electric Co.	1,423
10		Koninklijke Philips Electronics N.V., (Netherlands)	267
70		Ruukki Group OYJ, (Finland)	165
10		Textron, Inc.	299

			2,188
		Insurance — 2.2%
21		ACE Ltd., (Switzerland)	1,129
4		Aflac, Inc. (m)	214
5		Allianz SE, (Germany)	621
2		American International Group, Inc. (m)	7
—	(h)	American Physicians Capital, Inc. (m)	19
1		Amerisafe, Inc. (a) (m)	18
1		Argo Group International Holdings Ltd., (Bermuda) (a)	20
13		Aspen Insurance Holdings Ltd., (Bermuda)	347
4		Assurant, Inc. (m)	225
2		Assured Guaranty Ltd., (Bermuda)	24

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Insurance— Continued
20		AXA S.A., (France)	658
2		Axis Capital Holdings Ltd., (Bermuda)	76
—	(h)	Berkshire Hathaway, Inc., Class B (a)	233
16		Chubb Corp. (The) (m)	895
1		Delphi Financial Group, Inc., Class A	28
1		First Mercury Financial Corp. (a)	14
4		Flagstone Reinsurance Holdings Ltd., (Bermuda)	37
6		Genworth Financial, Inc., Class A	51
1		Hallmark Financial Services (a)	6
3		Hartford Financial Services Group, Inc.	127
1		Max Capital Group Ltd., (Bermuda)	23
3		Meadowbrook Insurance Group, Inc.	22
12		MetLife, Inc.	692
4		Muenchener Rueckversicherungs AG, (Germany)	530
—	(h)	National Financial Partners Corp.	6
3		Platinum Underwriters Holdings Ltd., (Bermuda)	103
7		PMA Capital Corp., Class A (a)	62
2		Principal Financial Group, Inc.	87
1		Prudential Financial, Inc.	47
13		RenaissanceRe Holdings Ltd., (Bermuda)	682
2		Safety Insurance Group, Inc.	76
1		SeaBright Insurance Holdings, Inc. (a)	16
2		Selective Insurance Group	48
23		Travelers Cos., Inc. (The)	1,035
12		XL Capital Ltd., (Bermuda), Class A	216
1		Zenith National Insurance Corp.	53
2		Zurich Financial Services AG, (Switzerland)	649

			9,096
		Internet & Catalog Retail— 0.2%
10		Amazon.com, Inc. (a) (m)	727
1		Expedia, Inc. (a)	18
—	(h)	NutriSystem, Inc.	2
2		priceline.com, Inc. (a)	168

			915
		Internet Software & Services — 0.6%
1		Ariba, Inc. (a) (m)	11
1		Art Technology Group, Inc. (a) (m)	5
1		AsiaInfo Holdings, Inc., (China) (a) (m)	9
1		Chordiant Software, Inc. (a) (m)	2
—	(h)	Digital River, Inc. (a)	10
9		EarthLink, Inc. (a)	80
4		Google, Inc., Class A (a)	1,746
1		Interwoven, Inc. (a)	20
1		j2 Global Communications, Inc. (a)	28
1		ModusLink Global Solutions, Inc. (a)	13
2		Perficient, Inc. (a)	11
3		Sohu.com, Inc., (China) (a)	187
7		United Online, Inc.	69
2		ValueClick, Inc. (a)	15
11		Yahoo!, Inc. (a)	189

			2,395
		IT Services — 0.6%
24		Accenture Ltd., (Bermuda), Class A	924
3		Acxiom Corp. (m)	35
1		Affiliated Computer Services, Inc., Class A (a) (m)	53
12		Broadridge Financial Solutions, Inc. (m)	187
1		CACI International, Inc., Class A (a) (m)	45
6		CIBER, Inc. (a) (m)	39
1		CSG Systems International, Inc. (a) (m)	12
3		Cybersource Corp. (a)	51
1		Gartner, Inc. (a)	18
2		Genpact Ltd., (Bermuda) (a)	23
1		Hackett Group, Inc. (The) (a)	3

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		IT Services— Continued
6		Hewitt Associates, Inc., Class A (a)	219
1		iGate Corp. (a)	4
1		infoGROUP, Inc.	7
—	(h)	Integral Systems, Inc. (a)	4
1		Mantech International Corp., Class A (a)	77
—	(h)	Mastech Holdings, Inc. (a)	—	(h)
2		MasterCard, Inc., Class A	408
1		MAXIMUS, Inc.	19
—	(h)	NCI, Inc., Class A (a)	12
10		Paychex, Inc.	317
3		Perot Systems Corp., Class A (a)	52
—	(h)	Western Union Co. (The)	4

			2,513
		Leisure Equipment & Products — 0.1%
7		Hasbro, Inc.	235
7		JAKKS Pacific, Inc. (a)	177
1		RC2 Corp. (a)	26
—	(h)	Steinway Musical Instruments (a)	11

			449
		Life Sciences Tools & Services — 0.2%
—	(h)	AMAG Pharmaceuticals, Inc. (a) (m)	12
—	(h)	Bio-Rad Laboratories, Inc., Class A (a) (m)	20
3		Bruker Corp. (a) (m)	40
6		Covance, Inc. (a)	530
—	(h)	Enzo Biochem, Inc. (a)	4
2		eResearchTechnology, Inc. (a)	21
1		Exelixis, Inc. (a)	7
6		Invitrogen Corp. (a)	229
—	(h)	Kendle International, Inc. (a)	18
2		Medivation, Inc. (a)	45

			926
		Machinery — 1.6%
1		Accuride Corp. (a) (m)	2
5		AGCO Corp. (a) (m)	196
1		Astec Industries, Inc. (a) (m)	22
23		Atlas Copco AB, (Sweden), Class A	260
4		Barnes Group, Inc. (m)	83
1		Cascade Corp. (m)	26
19		Caterpillar, Inc. (m)	1,117
1		Chart Industries, Inc. (a) (m)	14
2		CIRCOR International, Inc. (m)	96
3		Columbus McKinnon Corp. (a) (m)	66
13		Cummins, Inc.	577
7		Danaher Corp.	500
1		Dover Corp.	24
1		Eaton Corp.	51
4		EnPro Industries, Inc. (a)	145
5		Gardner Denver, Inc. (a)	180
20		Illinois Tool Works, Inc.	871
1		Ingersoll-Rand Co. Ltd., (Bermuda), Class A	22
3		Joy Global, Inc.	156
129		Kubota Corp., (Japan)	814
—	(h)	Middleby Corp. (a)	22
14		PACCAR, Inc.	523
8		Parker Hannifin Corp.	426
4		Wabtec Corp.	225
1		Watts Water Technologies, Inc., Class A	14
1		Xerium Technologies, Inc.	4

			6,436
		Marine — 0.1%
5		Genco Shipping & Trading Ltd.	163
5		Horizon Lines, Inc., Class A	50
—	(h)	TBS International Ltd., (Bermuda), Class A (a)	2

			215
		Media — 1.5%
1		Belo Corp., Class A (m)	4
31		DISH Network Corp., Class A (a)	649
1		Entercom Communications Corp., Class A	6
2		Harte-Hanks, Inc.	21

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Media— Continued
3		Idearc, Inc.	3
1		Lee Enterprises, Inc.	4
1		LIN TV Corp., Class A (a)	4
1		Marvel Entertainment, Inc. (a)	31
1		McClatchy Co., Class A	5
87		News Corp., Class A	1,048
6		Omnicom Group, Inc.	234
78		Time Warner, Inc.	1,024
1		Valassis Communications, Inc. (a)	5
24		Vivendi, (France)	764
80		Walt Disney Co. (The)	2,467

			6,269
		Metals & Mining — 0.6%
1		Alcoa, Inc. (m)	32
42		BHP Billiton plc, (United Kingdom)	948
—	(h)	Compass Minerals International, Inc. (m)	5
6		Freeport-McMoRan Copper & Gold, Inc.	318
18		JFE Holdings, Inc., (Japan)	561
2		Nucor Corp.	87
1		Olympic Steel, Inc.	21
7		United States Steel Corp.	517

			2,489
		Multiline Retail — 0.2%
7		Big Lots, Inc. (a) (m)	204
1		Family Dollar Stores, Inc.	31
7		Kohl’s Corp. (a)	312
290		Parkson Retail Group, Ltd., (China)	322

			869
		Multi-Utilities — 0.6%
—	(h)	Black Hills Corp. (m)	12
29		CMS Energy Corp. (m)	361
20		Dominion Resources, Inc.	873
16		GDF Suez, (France)	819
14		TECO Energy, Inc.	215

			2,280
		Oil, Gas & Consumable Fuels — 5.5%
6		Anadarko Petroleum Corp. (m)	274
12		Apache Corp. (m)	1,241
—	(h)	APCO Argentina, Inc. (m)	6
—	(h)	ATP Oil & Gas Corp. (a) (m)	5
52		BG Group plc, (United Kingdom)	935
2		Callon Petroleum Co. (a) (m)	43
—	(h)	Chesapeake Energy Corp. (m)	2
35		Chevron Corp. (m)	2,898
28		ConocoPhillips (m)	2,058
2		Devon Energy Corp.	173
8		Endeavour International Corp. (a)	11
4		EOG Resources, Inc.	344
93		Exxon Mobil Corp.	7,218
1		Georesources, Inc. (a)	7
5		Gran Tierra Energy, Inc., (Canada) (a)	19
4		Hess Corp.	287
9		Marathon Oil Corp.	341
7		McMoRan Exploration Co. (a)	175
8		Murphy Oil Corp.	523
39		Occidental Petroleum Corp.	2,726
4		Pacific Ethanol, Inc. (a)	6
1		Penn Virginia Corp.	53
61		Royal Dutch Shell plc, (Netherlands), Class A (a)	1,796
4		Stone Energy Corp. (a)	167
1		Swift Energy Co. (a)	31
19		Total S.A., (France)	1,184
4		VAALCO Energy, Inc. (a)	27
3		Walter Industries, Inc.	126
5		XTO Energy, Inc.	247

			22,923
		Paper & Forest Products — 0.0% (g)
4		Buckeye Technologies, Inc. (a) (m)	32
5		Domtar Corp., (Canada) (a)	24

			56
		Personal Products — 0.3%
4		American Oriental Bioengineering, Inc., (China) (a) (m)	26

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Personal Products— Continued
7		Herbalife Ltd., (Cayman Islands)	263
7		NBTY, Inc. (a)	198
33		Shiseido Co., Ltd., (Japan)	739

			1,226
		Pharmaceuticals — 4.2%
33		Abbott Laboratories (m)	1,909
1		Alpharma, Inc., Class A (a) (m)	26
—	(h)	Auxilium Pharmaceuticals, Inc. (a) (m)	6
16		Bayer AG, (Germany)	1,192
45		Bristol-Myers Squibb Co. (m)	947
2		Cardiome Pharma Corp., (Canada) (a) (m)	16
48		Chugai Pharmaceutical Co., Ltd., (Japan)	789
—	(h)	CPEX Pharmaceuticals, Inc. (a) (m)	1
1		Cypress Bioscience, Inc. (a)	9
3		DURECT Corp. (a)	16
24		Eli Lilly & Co.	1,077
1		Forest Laboratories, Inc. (a)	24
25		Johnson & Johnson	1,742
87		Merck & Co., Inc.	2,755
1		Par Pharmaceutical Cos., Inc. (a)	13
94		Pfizer, Inc.	1,728
8		Roche Holding AG, (Switzerland)	1,318
1		Salix Pharmaceuticals Ltd. (a)	6
14		Sanofi-Aventis S.A., (France)	935
66		Schering-Plough Corp.	1,222
21		Shire Ltd., (United Kingdom)	331
5		Shire plc, (United Kingdom), ADR	243
14		Teva Pharmaceutical Industries Ltd., (Israel), ADR	641
2		ULURU, Inc. (a)	1
2		Valeant Pharmaceuticals International (a)	37
6		ViroPharma, Inc. (a)	83
14		Warner Chilcott Ltd., (Bermuda), Class A (a)	212
2		Wyeth	63
1		XenoPort, Inc. (a)	39

			17,381
		Professional Services — 0.1%
1		COMSYS IT Partners, Inc. (a) (m)	7
1		Heidrick & Struggles International, Inc.	27
7		Kforce, Inc. (a)	66
2		Korn/Ferry International (a)	29
1		Navigant Consulting, Inc. (a)	17
3		TrueBlue, Inc. (a)	52
5		Watson Wyatt Worldwide, Inc., Class A	226

			424
		Real Estate Investment Trusts (REITs) — 0.6%
—	(h)	American Campus Communities, Inc. (m)	11
16		Annaly Capital Management, Inc. (m)	217
5		Anthracite Capital, Inc. (m)	27
4		Apartment Investment & Management Co., Class A (m)	149
1		Ashford Hospitality Trust, Inc. (m)	5
2		Associated Estates Realty Corp. (m)	29
—	(h)	BioMed Realty Trust, Inc. (m)	11
—	(h)	Camden Property Trust (m)	7
2		Capstead Mortgage Corp. (m)	17
10		DCT Industrial Trust, Inc.	76
—	(h)	Digital Realty Trust, Inc.	19
1		Duke Realty Corp.	16
2		Glimcher Realty Trust	22
2		Hersha Hospitality Trust	16
1		Home Properties, Inc.	29
10		Hospitality Properties Trust	203
1		Host Hotels & Resorts, Inc.	7
—	(h)	Kimco Realty Corp.	5
—	(h)	LaSalle Hotel Properties	9
15		Lexington Realty Trust	252
—	(h)	Liberty Property Trust	2

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Real Estate Investment Trusts (REITs)— Continued
1		Maguire Properties, Inc.	8
13		MFA Mortgage Investments, Inc.	87
1		Mission West Properties, Inc.	5
4		National Retail Properties, Inc.	93
5		NorthStar Realty Finance Corp.	39
3		Omega Healthcare Investors, Inc.	55
1		Parkway Properties, Inc.	42
3		Pennsylvania Real Estate Investment Trust	47
17		ProLogis	721
1		PS Business Parks, Inc.	35
2		RAIT Financial Trust	9
—	(h)	Saul Centers, Inc.	20
3		Senior Housing Properties Trust	81
3		Strategic Hotels & Resorts, Inc.	23

			2,394
		Real Estate Management & Development — 0.1%
1		Forestar Real Estate Group, Inc. (a)	15
16		Mitsubishi Estate Co., Ltd., (Japan)	315

			330
		Road & Rail — 1.0%
2		Arkansas Best Corp. (m)	78
1		Burlington Northern Santa Fe Corp. (m)	60
17		CSX Corp. (m)	900
43		Norfolk Southern Corp.	2,864
—	(h)	Union Pacific Corp.	18
2		YRC Worldwide, Inc. (a)	26

			3,946
		Semiconductors & Semiconductor Equipment — 1.2%
—	(h)	Actel Corp. (a) (m)	1
—	(h)	Advanced Energy Industries, Inc. (a) (m)	4
20		Altera Corp. (m)	422
32		Amkor Technology, Inc. (a) (m)	203
2		Anadigics, Inc. (a) (m)	6
1		Applied Micro Circuits Corp. (a) (m)	5
1		Asyst Technologies, Inc. (a) (m)	2
1		Axcelis Technologies, Inc. (a) (m)	1
6		Broadcom Corp., Class A (a) (m)	119
1		Brooks Automation, Inc. (a) (m)	6
5		Cirrus Logic, Inc. (a) (m)	26
2		Diodes, Inc. (a)	30
1		Entegris, Inc. (a)	4
14		Integrated Device Technology, Inc. (a)	112
14		Intel Corp.	254
1		IXYS Corp.	5
8		KLA-Tencor Corp.	252
2		Kulicke & Soffa Industries, Inc. (a)	8
10		Lam Research Corp. (a)	309
1		Lattice Semiconductor Corp. (a)	2
1		LTX-Credence Corp. (a)	1
14		Marvell Technology Group Ltd., (Bermuda) (a)	128
1		Mattson Technology, Inc. (a)	4
9		MEMC Electronic Materials, Inc. (a)	262
3		Micrel, Inc.	29
1		Microsemi Corp. (a)	17
4		MIPS Technologies, Inc. (a)	14
1		MKS Instruments, Inc. (a)	18
7		National Semiconductor Corp.	126
14		Novellus Systems, Inc. (a)	279
1		OmniVision Technologies, Inc. (a)	6
18		ON Semiconductor Corp. (a)	122
1		Photronics, Inc. (a)	1
10		PMC-Sierra, Inc. (a)	73
2		RF Micro Devices, Inc. (a)	6
1		Samsung Electronics Co., Ltd., (South Korea)	247

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Semiconductors & Semiconductor Equipment— Continued
—	(h)	Semitool, Inc. (a)	2
1		Semtech Corp. (a)	14
—	(h)	Sigma Designs, Inc. (a)	1
3		Silicon Image, Inc. (a)	17
2		Silicon Storage Technology, Inc. (a)	8
14		Skyworks Solutions, Inc. (a)	118
1		Standard Microsystems Corp. (a)	17
—	(h)	Supertex, Inc. (a)	3
72		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	670
3		Techwell, Inc. (a)	31
3		Texas Instruments, Inc.	66
9		TriQuint Semiconductor, Inc. (a)	43
30		Xilinx, Inc.	706
5		Zoran Corp. (a)	44

			4,844
		Software — 2.2%
51		Activision Blizzard, Inc. (a)	787
4		Actuate Corp. (a) (m)	12
13		Adobe Systems, Inc. (a) (m)	525
—	(h)	ANSYS, Inc. (a) (m)	3
9		Aspen Technology, Inc. (a) (m)	114
8		BMC Software, Inc. (a) (m)	227
35		CA, Inc. (m)	703
8		Electronic Arts, Inc. (a)	285
2		Epicor Software Corp. (a)	13
2		Informatica Corp. (a)	29
7		JDA Software Group, Inc. (a)	100
—	(h)	Macrovision Solutions Corp. (a)	5
1		Magma Design Automation, Inc. (a)	3
—	(h)	Manhattan Associates, Inc. (a)	7
2		Mentor Graphics Corp. (a)	22
94		Microsoft Corp.	2,499
—	(h)	Net 1 UEPS Technologies, Inc., (South Africa) (a)	5
2		Nintendo Co., Ltd., (Japan)	891
79		Oracle Corp. (a)	1,606
4		Parametric Technology Corp. (a)	75
1		Pegasystems, Inc.	13
3		Progress Software Corp. (a)	81
2		Secure Computing Corp. (a)	13
1		Smith Micro Software, Inc. (a)	4
—	(h)	SPSS, Inc. (a)	9
12		Sybase, Inc. (a)	364
41		Symantec Corp. (a)	808

			9,203
		Specialty Retail — 1.2%
1		Abercrombie & Fitch Co., Class A (m)	47
10		Advance Auto Parts, Inc. (m)	397
9		Aeropostale, Inc. (a) (m)	276
2		AutoZone, Inc. (a) (m)	265
4		Brown Shoe Co., Inc. (m)	64
1		Buckle, Inc. (The) (m)	50
2		Collective Brands, Inc. (a) (m)	42
2		Dick’s Sporting Goods, Inc. (a)	32
2		Finish Line, Inc. (The), Class A	18
6		GameStop Corp., Class A (a)	195
15		Gap, Inc. (The)	261
4		Gymboree Corp. (a)	149
13		Hennes & Mauritz AB, (Sweden), Class B	523
2		Jos. A. Bank Clothiers, Inc. (a)	77
2		Limited Brands, Inc.	27
1		Men’s Wearhouse, Inc.	23
10		Rent-A-Center, Inc., Class A (a)	216
7		Ross Stores, Inc.	239
44		Staples, Inc.	982
14		TJX Cos., Inc.	440
11		Urban Outfitters, Inc. (a)	360
29		Wet Seal, Inc. (The), Class A (a)	106

			4,789

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Textiles, Apparel & Luxury Goods — 0.4%
—	(h)	Coach, Inc. (a) (m)	6
1		Deckers Outdoor Corp. (a)	83
7		Maidenform Brands, Inc. (a)	103
1		Movado Group, Inc.	25
10		Nike, Inc., Class B	699
—	(h)	Oxford Industries, Inc.	5
4		Perry Ellis International, Inc. (a)	61
—	(h)	Phillips-Van Heusen Corp.	8
—	(h)	Polo Ralph Lauren Corp.	20
1		Steven Madden Ltd. (a)	12
1		UniFirst Corp.	35
5		V.F. Corp.	367
5		Warnaco Group, Inc. (The) (a)	213

			1,637
		Thrifts & Mortgage Finance — 0.3%
2		Fannie Mae	2
—	(h)	Federal Agricultural Mortgage Corp., Class C	2
2		First Niagara Financial Group, Inc.	39
—	(h)	First Place Financial Corp.	4
—	(h)	Freddie Mac	—	(h)
1		Guaranty Financial Group, Inc. (a)	5
47		Hudson City Bancorp, Inc.	858
—	(h)	MGIC Investment Corp.	1
15		New York Community Bancorp, Inc.	253
1		OceanFirst Financial Corp.	11
5		Ocwen Financial Corp. (a)	37
3		PMI Group, Inc. (The)	8
3		Trustco Bank Corp.	29
2		United Community Financial Corp.	8
1		WSFS Financial Corp.	36

			1,293
		Tobacco — 1.4%
59		Altria Group, Inc. (m)	1,162
32		Imperial Tobacco Group plc, (United Kingdom)	1,011
—	(h)	Japan Tobacco, Inc., (Japan)	743
12		Lorillard, Inc.	842
40		Philip Morris International, Inc.	1,904
3		Reynolds American, Inc.	138

			5,800
		Trading Companies & Distributors — 0.3%
7		Applied Industrial Technologies, Inc. (m)	184
1		Kaman Corp.	26
32		Mitsubishi Corp., (Japan)	667
31		Mitsui & Co., Ltd., (Japan)	385

			1,262
		Wireless Telecommunication Services — 0.3%
12		America Movil S.A.B. de C.V., (Mexico), Series L, ADR	538
1		American Tower Corp., Class A (a) (m)	24
7		Centennial Communications Corp. (a) (m)	45
—	(h)	Crown Castle International Corp. (a)	7
16		Sprint Nextel Corp.	97
7		Syniverse Holdings, Inc. (a)	111
216		Vodafone Group plc, (United Kingdom)	477

			1,299
		Total Common Stocks (Cost $247,205)	251,045

PRINCIPAL AMOUNT ($)

	Asset-Backed Securities — 1.4%
	American Express Credit Account Master Trust,
450	Series 2004-3, Class A, 4.35%, 12/15/11	450
43	Series 2004-C, Class C, VAR, 2.99%, 02/15/12 (e) (m)	42

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
450	Bank of America Credit Card Trust, Series 2006-C4, Class C4, VAR, 2.72%, 11/15/11 (m)	435
	Capital One Auto Finance Trust,
168	Series 2006-B, Class A3A, 5.45%, 02/15/11	166
100	Series 2007-C, Class A3A, 5.13%, 04/16/12	95
1,365	Capital One Multi-Asset Execution Trust, Series 2007- A9, Class A9, 4.95%, 08/15/12 (m)	1,369
89	Capital One Prime Auto Receivables Trust, Series 2006-2, Class A3, 4.98%, 09/15/10	89
150	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.65%, 09/20/19	138
463	Citigroup Mortgage Loan Trust, Inc., Series 2007-12, Class 2A1, 6.50%, 10/25/36 (e) (m)	337
206	Countrywide Asset-Backed Certificates, Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	168
146	Countrywide Home Equity Loan Trust, Series 2004-1, Class A, VAR, 2.78%, 02/15/34 (m)	106
240	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	235
59	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.51%, 08/25/32	52
100	Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	95
175	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, VAR, 3.69%, 03/25/35	75
3	GSAMP Trust, Series 2004-OPT, Class A1, VAR, 3.55%, 11/25/34	2
	Household Automotive Trust,
263	Series 2005-1, Class A4, 4.35%, 06/18/12	258
851	Series 2006-3, Class A3, 5.28%, 09/17/11	842
250	MASTR Asset Backed Securities Trust, Series 2005-OPT1, Class M1, VAR, 3.61%, 03/25/35	174
250	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 3.66%, 03/25/35	171
	Option One Mortgage Loan Trust,
73	Series 2003-1, Class A2, VAR, 4.05%, 02/25/33	60
482	Series 2007-6, Class 2A1, VAR, 3.27%, 07/25/37	462
	Residential Asset Securities Corp.,
20	Series 2002-KS4, Class AIIB, VAR, 3.71%, 07/25/32	16
29	Series 2003-KS5, Class AIIB, VAR, 3.79%, 07/25/33	21
32	Series 2003-KS9, Class A2B, VAR, 3.85%, 11/25/33	21
	Wachovia Asset Securitization, Inc.,
42	Series 2002-HE2, Class A, VAR, 3.64%, 12/25/32	33
70	Series 2003-HE2, Class AII1, VAR, 3.47%, 06/25/33	55

	Total Asset-Backed Securities (Cost $6,525)	5,967

	Collateralized Mortgage Obligations — 14.1%
	Agency CMO — 12.1%
639	Federal Home Loan Mortgage Corp. -Government National Mortgage Association, Series 31, Class Z, 8.00%, 04/25/24	673
	Federal Home Loan Mortgage Corp. REMICS,
31	Series 50, Class I, 8.00%, 06/15/20	33
14	Series 1087, Class I, 8.50%, 06/15/21	14
13	Series 1136, Class H, 6.00%, 09/15/21	13

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Agency CMO— Continued
42	Series 1254, Class N, 8.00%, 04/15/22	42
386	Series 1617, Class PM, 6.50%, 11/15/23	402
16	Series 1708, Class E, 6.00%, 03/15/09	16
255	Series 1710, Class GH, 8.00%, 04/15/24	277
208	Series 1732, Class K, 6.50%, 05/15/24	217
258	Series 1843, Class Z, 7.00%, 04/15/26	269
320	Series 2033, Class K, 6.05%, 08/15/23	332
1,592	Series 2097, Class PD, 8.00%, 11/15/28	1,698
276	Series 2115, Class PE, 6.00%, 01/15/14	284
564	Series 2378, Class BD, 5.50%, 11/15/31	562
203	Series 2391, Class QR, 5.50%, 12/15/16	207
459	Series 2394, Class MC, 6.00%, 12/15/16	463
558	Series 2405, Class JF, 6.00%, 01/15/17	577
299	Series 2425, Class OB, 6.00%, 03/15/17	309
500	Series 2455, Class GK, 6.50%, 05/15/32	514
207	Series 2457, Class PE, 6.50%, 06/15/32	211
517	Series 2473, Class JZ, 6.50%, 07/15/32	533
81	Series 2503, Class TG, 5.50%, 09/15/17	82
86	Series 2508, Class AQ, 5.50%, 10/15/17	88
708	Series 2515, Class DE, 4.00%, 03/15/32	669
200	Series 2522, Class AH, 5.25%, 02/15/32	199
500	Series 2527, Class BP, 5.00%, 11/15/17	497
270	Series 2531, Class HN, 5.00%, 12/15/17	269
200	Series 2538, Class CB, 5.00%, 12/15/17	198
150	Series 2557, Class WJ, 5.00%, 07/15/14	151
250	Series 2594, Class OL, 5.00%, 04/15/18	248
129	Series 2595, Class HO, 4.50%, 03/15/23	116
378	Series 2614, Class TD, 3.50%, 05/15/16	374
431	Series 2617, Class TJ, 4.50%, 08/15/16	430
350	Series 2627, Class KM, 4.50%, 06/15/18	336
243	Series 2628, Class AD, 4.00%, 06/15/18	230
1,013	Series 2636, Class Z, 4.50%, 06/15/18	983
631	Series 2651, Class VZ, 4.50%, 07/15/18	611
180	Series 2657, Class ME, 5.00%, 10/15/22	177
400	Series 2663, Class VQ, 5.00%, 06/15/22	387
575	Series 2695, Class DE, 4.00%, 01/15/17	569
500	Series 2699, Class TC, 4.00%, 11/15/18	457
500	Series 2701, Class OD, 5.00%, 09/15/18	504
400	Series 2715, Class NG, 4.50%, 12/15/18	386
250	Series 2717, Class GR, 4.50%, 01/15/27	251
500	Series 2733, Class PC, 4.50%, 06/15/28	499
500	Series 2744, Class TU, 5.50%, 05/15/32	513
345	Series 2748, Class LE, 4.50%, 12/15/17	342
104	Series 2751, Class AI, IO, 5.00%, 04/15/22	1
362	Series 2756, Class NA, 5.00%, 02/15/24	355
500	Series 2763, Class PD, 4.50%, 12/15/17	496
150	Series 2764, Class OE, 4.50%, 03/15/19	144
400	Series 2764, Class UC, 5.00%, 05/15/27	403
284	Series 2767, Class AH, 4.00%, 03/15/19	264
230	Series 2773, Class CD, 4.50%, 04/15/24	211

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Agency CMO— Continued
258	Series 2775, Class WA, 4.50%, 04/15/19	253
93	Series 2778, Class TD, 4.25%, 06/15/33	92
928	Series 2779, Class SM, IF, IO, 4.66%, 10/15/18	73
189	Series 2780, Class JA, 4.50%, 04/15/19	183
214	Series 2780, Class JG, 4.50%, 04/15/19	206
500	Series 2780, Class MD, 5.00%, 09/15/31	486
325	Series 2780, Class TH, 5.00%, 09/15/29	326
172	Series 2781, Class PI, IO, 5.00%, 10/15/23	2
179	Series 2783, Class AT, 4.00%, 04/15/19	161
795	Series 2783, Class PD, 5.00%, 01/15/33	782
300	Series 2809, Class UB, 4.00%, 09/15/17	296
100	Series 2809, Class UC, 4.00%, 06/15/19	92
470	Series 2828, Class JK, 4.50%, 07/15/19	458
1,000	Series 2835, Class HB, 5.50%, 08/15/24	980
2,061	Series 2861, Class GS, IF, IO, 4.71%, 01/15/21	100
550	Series 2875, Class PE, 5.00%, 10/15/34	512
400	Series 2877, Class AD, 4.00%, 10/15/19	365
150	Series 2899, Class KB, 4.50%, 03/15/19	144
144	Series 2922, Class GA, 5.50%, 05/15/34	146
238	Series 2931, Class AM, 4.50%, 07/15/19	236
520	Series 2931, Class DC, 4.00%, 06/15/18	507
162	Series 2949, Class PA, 5.50%, 03/15/34	165
86	Series 2958, Class KB, 5.50%, 04/15/35	86
225	Series 2966, Class NC, 5.00%, 04/15/31	224
385	Series 2984, Class NC, 5.50%, 09/15/31	387
125	Series 3000, Class PB, 3.90%, 01/15/23	115
192	Series 3007, Class LB, 4.50%, 04/15/25	192
500	Series 3028, Class ME, 5.00%, 02/15/34	486
290	Series 3031, Class AG, 5.00%, 02/15/34	282
100	Series 3064, Class OG, 5.50%, 06/15/34	99
330	Series 3098, Class PE, 5.00%, 06/15/34	319
665	Series 3101, Class PD, 5.50%, 05/15/34	652
395	Series 3106, Class PD, 5.50%, 06/15/34	388
350	Series 3151, Class UC, 5.50%, 08/15/35	344
350	Series 3334, Class MB, 5.00%, 09/15/29	347
300	Series 3334, Class MC, 5.00%, 04/15/33	292
230	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.50%, 02/25/43	235
	Federal National Mortgage Association REMICS,
19	Series 1990-7, Class B, 8.50%, 01/25/20	21
10	Series 1990-35, Class E, 9.50%, 04/25/20	11
23	Series 1990-76, Class G, 7.00%, 07/25/20	24
70	Series 1990-106, Class J, 8.50%, 09/25/20	74
13	Series 1991-73, Class A, 8.00%, 07/25/21	14
205	Series 1992-112, Class GB, 7.00%, 07/25/22	214
79	Series 1992-195, Class C, 7.50%, 10/25/22	84
1	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	1
512	Series 1997-42, Class PG, 7.00%, 07/18/12	531
303	Series 1998-37, Class VZ, 6.00%, 06/17/28	312
148	Series 1998-66, Class B, 6.50%, 12/25/28	153

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Agency CMO— Continued
615	Series 2002-18, Class PC, 5.50%, 04/25/17	627
495	Series 2002-19, Class PE, 6.00%, 04/25/17	511
500	Series 2002-24, Class AJ, 6.00%, 04/25/17	514
430	Series 2002-55, Class PG, 5.50%, 09/25/32	413
107	Series 2002-63, Class KC, 5.00%, 10/25/17	107
400	Series 2002-63, Class LB, 5.50%, 10/25/17	406
1,000	Series 2003-24, Class BC, 5.00%, 04/25/18	983
243	Series 2003-33, Class AC, 4.25%, 03/25/33	237
414	Series 2003-35, Class DF, VAR, 3.61%, 02/25/33	411
500	Series 2003-39, Class PG, 5.50%, 05/25/23	470
650	Series 2003-47, Class PE, 5.75%, 06/25/33	628
218	Series 2003-53, Class JL, 5.00%, 12/25/31	214
410	Series 2003-55, Class CD, 5.00%, 06/25/23	400
192	Series 2003-58, Class AD, 3.25%, 07/25/33	176
162	Series 2003-63, Class PE, 3.50%, 07/25/33	148
237	Series 2003-67, Class VQ, 7.00%, 01/25/19	254
396	Series 2003-81, Class CB, 4.75%, 09/25/18	386
500	Series 2003-81, Class LC, 4.50%, 09/25/18	484
194	Series 2003-81, Class YC, 5.00%, 09/25/33	187
550	Series 2003-83, Class PG, 5.00%, 06/25/23	538
300	Series 2003-86, Class PX, 4.50%, 02/25/17	299
434	Series 2003-110, Class WA, 4.00%, 08/25/33	410
500	Series 2003-122, Class TE, 5.00%, 12/25/22	490
635	Series 2004-32, Class AY, 4.00%, 05/25/19	577
500	Series 2004-36, Class PC, 5.50%, 02/25/34	501
135	Series 2004-53, Class NC, 5.50%, 07/25/24	134
588	Series 2004-87, Class JI, IO, 5.00%, 11/25/30	43
400	Series 2005-13, Class PC, 5.00%, 03/25/31	400
300	Series 2005-18, Class EG, 5.00%, 03/25/25	291
129	Series 2005-23, Class TG, 5.00%, 04/25/35	131
180	Series 2005-34, Class PC, 5.50%, 06/25/32	182
188	Series 2005-38, Class TB, 6.00%, 11/25/34	191
350	Series 2005-59, Class PC, 5.50%, 03/25/31	351
538	Series 2005-65, Class TD, 5.00%, 08/25/35	517
500	Series 2005-67, Class HG, 5.50%, 01/25/35	497
283	Series 2005-68, Class BC, 5.25%, 06/25/35	283
400	Series 2005-118, Class PN, 6.00%, 01/25/32	410
228	Series 2006-43, Class G, 6.50%, 09/25/33	232
574	Series 2006-43, Class LB, 5.50%, 04/25/35	566
319	Series 2006-49, Class PA, 6.00%, 06/25/36	326
280	Series 2006-59, Class DA, 6.50%, 12/25/33	285
815	Series 2006-59, Class DC, 6.50%, 12/25/33	830
287	Series 2006-63, Class AB, 6.50%, 10/25/33	292
271	Series 2006-63, Class AE, 6.50%, 10/25/33	276
277	Series 2006-78, Class BC, 6.50%, 01/25/34	282
500	Series 2007-47, Class PC, 5.00%, 07/25/33	490
500	Series 2007-79, Class PC, 5.00%, 01/25/32	490
131	Series G92-35, Class E, 7.50%, 07/25/22	139
	Government National Mortgage Association,
2	Series 2004-39, Class IM, IO, 5.50%, 01/20/27	—	(h)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Agency CMO— Continued
198	Series 2004-44, Class PK, IO, 5.50%, 10/20/27	3
789	Series 2008-43, Class NA, 5.50%, 11/20/37	799

		50,349

	Non-Agency CMO — 2.0%
	Adjustable Rate Mortgage Trust,
158	Series 2005-5, Class 6A21, VAR, 3.44%, 09/25/35 (m)	95
52	Series 2005-6A, Class 2A1, VAR, 3.52%, 11/25/35 (m)	33
626	American Home Mortgage Assets, Series 2006-2, Class 2A1, VAR, 3.40%, 09/25/46 (m)	383
154	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.25%, 10/25/33	149
412	CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A7, 6.00%, 01/25/37 (m)	314
	Countrywide Alternative Loan Trust,
209	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	196
733	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	559
805	Series 2006-J5, Class 1A1, 6.50%, 09/25/36	641
1,113	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	1,045
241	CS First Boston Mortgage Securities Corp., Series 2004- 5, Class 1A8, 6.00%, 09/25/34	241
447	First Horizon Alternative Mortgage Securities, Series 2006-FA4, Class 1A1, 6.00%, 08/25/36	373
69	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 4.91%, 02/25/35	64
480	Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A, VAR, 3.27%, 06/19/35	291
100	Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A1, VAR, 3.65%, 09/25/34	54
145	Lehman Mortgage Trust, Series 2007-4, Class 4A1, 6.00%, 05/25/37	97
56	MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 05/25/18	56
179	Medallion Trust, (Australia), Series 2005-2G, Class A, VAR, 2.85%, 08/22/36	170
	RESI Finance LP, (Cayman Islands),
737	Series 2003-C, Class B3, VAR, 3.89%, 09/10/35 (e)	519
184	Series 2003-C, Class B4, VAR, 4.09%, 09/10/35 (e)	122
336	Series 2005-A, Class B3, VAR, 3.07%, 03/10/37 (e)	192
113	Series 2005-A, Class B4, VAR, 3.17%, 03/10/37 (e)	62
236	Series 2005-D, Class B4, VAR, 3.19%, 12/15/37 (e)	113
175	Residential Accredit Loans, Inc., Series 2004-QS8, Class A12, 5.00%, 06/25/34	166
188	SACO I, Inc., (Bear Stearns), Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e)	190
233	Structured Asset Mortgage Investments, Inc., Series 2005- AR2, Class 2A1, VAR, 3.44%, 05/25/45	156
	WaMu Mortgage Pass Through Certificates,
216	Series 2005-AR15, Class A1A1, VAR, 3.47%, 11/25/45	137
106	Series 2005-AR2, Class 2A21, VAR, 3.54%, 01/25/45	65
245	Series 2005-AR9, Class A1A, VAR, 3.53%, 07/25/45	161
300	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 2CB1, 6.00%, 07/25/36	184
	Wells Fargo Mortgage Backed Securities Trust,

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Non-Agency CMO— Continued
178	Series 2004-7, Class 2A2, 5.00%, 07/25/19	167
141	Series 2004-EE, Class 3A1, VAR, 4.26%, 12/25/34	131
350	Series 2004-S, Class A5, VAR, 3.62%, 09/25/34	343
594	Series 2007-7, Class A1, 6.00%, 06/25/37	482
462	Series 2007-11, Class A96, 6.00%, 08/25/37	398

		8,349

	Total Collateralized Mortgage Obligations (Cost $60,145)	58,698

	Commercial Mortgage-Backed Securities — 0.5%
400	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	374
13	CS First Boston Mortgage Securities Corp., Series 1998- C2, Class A2, 6.30%, 11/15/30	12
245	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, VAR, 6.08%, 06/15/38	224
1,250	Morgan Stanley Capital I, Series 2006-IQ11, Class A2, VAR, 5.69%, 10/15/42	1,212
150	TIAA Seasoned Commercial Mortgage Trust, (Cayman Islands), Series 2007-C4, Class A3, VAR, 6.09%, 08/15/39	138

	Total Commercial Mortgage-Backed Securities (Cost $2,069)	1,960

	Corporate Bonds — 6.8%
	Aerospace & Defense — 0.0% (g)
45	L-3 Communications Corp., 5.88%, 01/15/15	41

	Airlines — 0.0% (g)
130	Continental Airlines, Inc., 7.06%, 09/15/09	128

	Auto Components— 0.0% (g)
15	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15	15
45	Tenneco, Inc., 8.13%, 11/15/15	38
15	TRW Automotive, Inc., 7.25%, 03/15/17 (e)	12

		65

	Automobiles — 0.2%
	Daimler Finance North America LLC,
200	7.20%, 09/01/09	202
400	VAR, 3.33%, 10/31/08 (m)	400

		602

	Beverages — 0.1%
75	Constellation Brands, Inc., 7.25%, 09/01/16 (m)	69
100	Diageo Capital plc, (United Kingdom), 5.75%, 10/23/17	96
100	Dr. Pepper Snapple Group, Inc., 6.82%, 05/01/18 (e)	96

		261

	Capital Markets — 0.6%
150	Bear Stearns Cos., Inc. (The), 5.70%, 11/15/14 (y)	140
120	Credit Suisse Guernsey Ltd., (Switzerland), VAR, 5.86%, 05/15/17 (x)	91
500	Credit Suisse USA, Inc., 6.50%, 01/15/12	493
205	Goldman Sachs Capital II, VAR, 5.79%, 06/01/12 (x)	90
	Goldman Sachs Group, Inc. (The),
375	4.75%, 07/15/13	323
250	VAR, 3.30%, 06/23/09 (m)	238
55	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., PIK, 8.88%, 04/01/15	50
205	Lehman Brothers Holdings Capital Trust VII, VAR, 5.86%, 05/31/12 (d) (x)	—	(h)
450	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12 (d)	56
	Merrill Lynch & Co., Inc.,
107	4.13%, 01/15/09	105
43	6.00%, 02/17/09	42

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Capital Markets— Continued
100	6.88%, 04/25/18	89
250	VAR, 2.89%, 10/27/08 (m)	250
	Morgan Stanley,
500	5.75%, 10/18/16	310
115	6.63%, 04/01/18	76

		2,353

	Chemicals — 0.1%
250	Dow Capital BV, (Netherlands), 8.50%, 06/08/10	266
70	Huntsman LLC, 11.50%, 07/15/12	71
	Nalco Co.,
40	7.75%, 11/15/11	39
20	8.88%, 11/15/13	20
80	PolyOne Corp., 8.88%, 05/01/12	76

		472

	Commercial Banks — 1.0%
250	Barclays Bank plc, (United Kingdom), 7.43%, 12/15/17 (e) (m) (x)	204
150	Branch Banking & Trust Co., 4.88%, 01/15/13	134
380	Depfa ACS Bank, (Ireland), 5.13%, 03/16/37 (e)	360
440	FleetBoston Financial Corp., 7.38%, 12/01/09	448
175	Glitnir Banki HF, (Iceland), VAR, 2.95%, 10/15/08 (e) (m)	175
250	ICICI Bank Ltd., (India), VAR, 3.33%, 01/12/10 (e)	243
50	Industrial Bank Of Korea, (South Korea), VAR, 4.00%, 05/19/14 (e)	49
100	Keycorp, 4.70%, 05/21/09	97
340	Marshall & Ilsley Corp., 4.38%, 08/01/09	327
250	National City Corp., 4.90%, 01/15/15	103
100	Royal Bank of Canada, (Canada), 3.88%, 05/04/09	100
200	Royal Bank of Scotland Group plc, (United Kingdom), VAR, 7.64%, 09/29/17 (x)	149
365	Shinsei Finance II, (Cayman Islands), VAR, 7.16%, 07/25/16 (e) (x)	187
200	Standard Chartered plc, (United Kingdom), VAR, 6.41%, 01/30/17 (e) (x)	154
300	SunTrust Bank, 5.00%, 09/01/15	241
50	UnionBanCal Corp., 5.25%, 12/16/13	47
	Wachovia Corp.,
200	3.63%, 02/17/09	190
250	5.50%, 05/01/13	207
300	Wells Fargo & Co., 6.38%, 08/01/11	306
245	Woori Bank, (South Korea), VAR, 5.75%, 03/13/14 (e)	244

		3,965

	Commercial Services & Supplies — 0.1%
80	ACCO Brands Corp., 7.63%, 08/15/15 (m)	61
	Allied Waste North America, Inc.,
15	7.25%, 03/15/15 (m)	14
10	7.38%, 04/15/14 (m)	10
20	Corrections Corp. of America, 6.25%, 03/15/13	19
70	Iron Mountain, Inc., 6.63%, 01/01/16	66
150	Pitney Bowes, Inc., 3.88%, 06/15/13	143

		313

	Computers & Peripherals — 0.0% (g)
100	International Business Machines Corp., 4.38%, 06/01/09	100

	Consumer Finance — 0.3%
	American General Finance Corp.,
240	4.00%, 03/15/11	94
130	4.63%, 05/15/09	93
45	Ford Motor Credit Co. LLC, 7.80%, 06/01/12	28
70	GMAC LLC, 6.88%, 08/28/12	28

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Consumer Finance— Continued
600	HSBC Finance Corp., 8.00%, 07/15/10	612
	International Lease Finance Corp.,
100	5.00%, 04/15/10	74
275	VAR, 3.03%, 05/24/10	220

		1,149

	Containers & Packaging — 0.0% (g)
20	Owens Brockway Glass Container, Inc., 8.25%, 05/15/13	20
40	Smurfit-Stone Container Enterprises, Inc., 8.38%, 07/01/12	33

		53

	Diversified Consumer Services — 0.0% (g)
75	Service Corp. International, 7.38%, 10/01/14	68
25	Stewart Enterprises, Inc., 6.25%, 02/15/13	23

		91

	Diversified Financial Services — 0.8%
	Bank of America Corp.,
155	5.65%, 05/01/18 (m)	131
200	7.80%, 02/15/10	197
	Citigroup, Inc.,
644	5.00%, 09/15/14	494
425	5.50%, 04/11/13 (m)	371
125	6.50%, 08/19/13 (m)	111
300	Conoco Funding Co., (Canada), 6.35%, 10/15/11	311
	General Electric Capital Corp.,
100	3.13%, 04/01/09	98
550	5.88%, 02/15/12	533
155	5.88%, 01/14/38	114
305	Genworth Life Institutional Funding Trust, 5.88%, 05/03/13 (e)	282
250	Pemex Project Funding Master Trust, 7.04%, 10/15/09	249
135	QBE Capital Funding II LP, (United Kingdom), VAR, 6.80%, 06/01/17 (e) (x)	108
400	Textron Financial Corp., 4.60%, 05/03/10	400

		3,399

	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
250	5.88%, 02/01/12	250
120	6.40%, 05/15/38 (m)	101
265	VAR, 3.01%, 11/14/08 (m)	265
250	BellSouth Corp., 6.00%, 10/15/11	251
180	British Telecommunications plc, (United Kingdom), 8.13%, 12/15/10	188
	Deutsche Telekom International Finance BV, (Netherlands),
175	6.75%, 08/20/18	162
140	8.50%, 06/15/10	145
60	France Telecom S.A., (France), 7.75%, 03/01/11	63
75	Nordic Telephone Co. Holdings ApS, (Denmark), 8.88%, 05/01/16 (e)	68
600	Nynex Capital Funding Co., SUB, 8.23%, 10/15/09	618
13	Qwest Communications International, Inc., VAR, 6.30%, 02/15/09	13
40	Qwest Corp., 8.88%, 03/15/12	39
175	Sprint Capital Corp., 7.63%, 01/30/11	159
	Verizon Communications, Inc.,
250	5.25%, 04/15/13	241
90	6.40%, 02/15/38	75

		2,638

	Electric Utilities — 0.4%
100	Appalachian Power Co., 7.00%, 04/01/38 (m)	94
100	Carolina Power & Light Co., 5.13%, 09/15/13	100
90	CenterPoint Energy Houston Electric LLC, 5.75%, 01/15/14	83

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Electric Utilities— Continued
55	Consolidated Edison Co. of New York, Inc., 4.70%, 06/15/09	55
500	Duke Energy Carolinas LLC, 6.25%, 01/15/12	515
195	E.ON International Finance BV, (Netherlands), 5.80%, 04/30/18 (e)	186
150	Exelon Corp., 6.75%, 05/01/11	151
50	Nevada Power Co., 6.50%, 08/01/18	47
275	Ohio Power Co., VAR, 2.97%, 04/05/10	270
235	PSEG Power LLC, 7.75%, 04/15/11	244
55	Spectra Energy Capital LLC, 7.50%, 09/15/38	51

		1,796

	Electronic Equipment — 0.0% (g)
10	Baldor Electric Co., 8.63%, 02/15/17 (m)	10

	Electronic Equipment & Instruments — 0.0% (g)
75	NXP BV / NXP Funding LLC, (Netherlands), 9.50%, 10/15/15	39

	Energy Equipment & Services — 0.0% (g)
55	Cameron International Corp., 7.00%, 07/15/38 (m)	46
75	Transocean, Inc., (Cayman Islands), 6.80%, 03/15/38	69

		115

	Food & Staples Retailing — 0.2%
163	CVS Pass-Through Trust, 6.04%, 12/10/28 (e) (m)	147
250	Kroger Co. (The), 8.05%, 02/01/10	257
115	Safeway, Inc., 6.35%, 08/15/17	111
	Wal-Mart Stores, Inc.,
200	4.13%, 02/15/11	201
110	5.25%, 09/01/35	88

		804

	Food Products — 0.0% (g)
30	Del Monte Corp., 6.75%, 02/15/15	27

	Gas Utilities — 0.1%
140	NGPL PipeCo LLC, 7.12%, 12/15/17 (e)	133
60	Sonat, Inc., 7.63%, 07/15/11	61

		194

	Health Care Equipment & Supplies — 0.0% (g)
60	Biomet, Inc., PIK, 10.38%, 10/15/17 (m)	60
40	Cooper Cos., Inc. (The), 7.13%, 02/15/15 (m)	39

		99

	Health Care Providers & Services — 0.0% (g)
40	CHS/Community Health Systems, Inc., 8.88%, 07/15/15 (m)	38
	HCA, Inc.,
40	9.25%, 11/15/16	39
40	PIK, 9.63%, 11/15/16	38

		115

	Hotels, Restaurants & Leisure — 0.1%
65	McDonald’s Corp., 6.30%, 10/15/37	63
	MGM Mirage, Inc.,
40	5.88%, 02/27/14	29
20	6.75%, 04/01/13	15
20	7.50%, 06/01/16	15
45	Vail Resorts, Inc., 6.75%, 02/15/14	42

		164

	Household Durables — 0.0% (g)
11	Beazer Homes USA, Inc., 6.88%, 07/15/15 (m)	7
60	Jarden Corp., 7.50%, 05/01/17	50
60	Sealy Mattress Co., 8.25%, 06/15/14	47

		104

	Household Products — 0.0% (g)
	Visant Holding Corp.,
30	8.75%, 12/01/13	27
15	SUB, 8.75%, 12/01/13	14

		41

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Independent Power Producers & Energy Traders — 0.0% (g)
30	Mirant North America LLC, 7.38%, 12/31/13	28
42	NRG Energy, Inc., 7.38%, 02/01/16	38

		66

	Insurance — 0.6%
100	ACE INA Holdings, Inc., 5.88%, 06/15/14	98
350	Allstate Corp. (The), 6.13%, 02/15/12	361
230	Allstate Life Global Funding Trusts, 5.38%, 04/30/13 (m)	222
200	American International Group, Inc., 8.25%, 08/15/18 (e) (m)	116
100	Berkshire Hathaway Finance Corp., 5.40%, 05/15/18 (e) (m)	97
135	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e)	107
215	Lincoln National Corp., VAR, 7.00%, 05/17/66	164
240	Metropolitan Life Global Funding I, 5.13%, 04/10/13 (e)	233
80	Nationwide Financial Services, 6.75%, 05/15/37	43
	Principal Life Income Funding Trusts,
150	3.20%, 04/01/09	149
160	5.30%, 04/24/13	159
	Protective Life Secured Trusts,
60	4.00%, 10/07/09	59
150	4.00%, 04/01/11	149
150	Reinsurance Group of America, Inc., VAR, 6.75%, 12/15/65	98
240	Stingray Pass-Through Trust, 5.90%, 01/12/15 (e)	31
420	Swiss RE Capital I LP, (United Kingdom), VAR, 6.85%, 05/25/16 (e) (x)	357
305	XL Capital Ltd., (Cayman Islands), Series E, VAR, 6.50%, 04/15/17 (x)	180

		2,623

	Internet & Catalog Retail — 0.0% (g)
95	Visant Corp., 7.63%, 10/01/12	87

	IT Services— 0.0% (g)
75	Electronic Data Systems Corp., 6.00%, 08/01/13	76

	Leisure Equipment & Products — 0.0% (g)
20	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e)	17

	Machinery — 0.0% (g)
85	Terex Corp., 8.00%, 11/15/17	77

	Media — 0.3%
35	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	31
100	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	105
100	Cox Communications, Inc., 7.75%, 11/01/10	104
90	Dex Media West LLC/Dex Media Finance Co., 9.88%, 08/15/13	56
75	DIRECTV Holdings LLC/DIRECTV Financing Co., 6.38%, 06/15/15	66
105	Echostar DBS Corp., 7.13%, 02/01/16	84
250	Historic TW, Inc., 9.13%, 01/15/13	262
250	News America, Inc., 6.75%, 01/09/38	243
65	Quebecor Media, Inc., (Canada), 7.75%, 03/15/16	57
115	TCI Communications, Inc., 7.88%, 02/15/26	111
100	Thomson Reuters Corp., (Canada), 4.25%, 08/15/09	100
70	Time Warner Cable, Inc., 6.55%, 05/01/37	57
50	Time Warner Entertainment Co. LP, 8.38%, 07/15/33	47
25	Videotron Ltee, (Canada), 6.88%, 01/15/14	24

		1,347

	Metals & Mining — 0.0% (g)
65	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	61

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Multiline Retail— 0.0% (g)
65	Neiman-Marcus Group, Inc. (The), PIK, 9.00%, 10/15/15	54

	Multi-Utilities — 0.3%
380	Abu Dhabi National Energy Co., (United Arab Emirates), 5.62%, 10/25/12 (e) (m)	368
210	Dominion Resources, Inc., 6.25%, 06/30/12	213
400	DTE Energy Co., 6.65%, 04/15/09	403
115	MidAmerican Energy Holdings Co., 6.13%, 04/01/36	97
70	Veolia Environnement, (France), 6.00%, 06/01/18	67

		1,148

	Oil, Gas & Consumable Fuels — 0.3%
90	Anadarko Petroleum Corp., 6.45%, 09/15/36 (m)	71
90	Canadian Natural Resources Ltd., (Canada), 6.25%, 03/15/38 (m)	70
	Chesapeake Energy Corp.,
50	6.50%, 08/15/17 (m)	44
25	7.00%, 08/15/14 (m)	23
105	Enterprise Products Operating LP, 6.30%, 09/15/17	98
280	Gaz Capital S.A. for Gazprom, (Russia), 7.29%, 08/16/37 (e)	199
193	Gazprom International S.A., (Russia), 7.20%, 02/01/20	173
75	Nexen, Inc., (Canada), 6.40%, 05/15/37	59
207	Qatar Petroleum, (Qatar), 5.58%, 05/30/11 (e)	209
255	Ras Laffan Liquefied Natural Gas Co., Ltd. III, (Qatar), 5.83%, 09/30/16 (e)	247
85	Suncor Energy, Inc., (Canada), 6.85%, 06/01/39	74
85	Valero Energy Corp., 6.63%, 06/15/37	73

		1,340

	Paper & Forest Products — 0.0% (g)
	Georgia-Pacific LLC,
30	7.00%, 01/15/15 (e)	28
20	7.70%, 06/15/15	18

		46

	Pharmaceuticals — 0.0% (g)
60	GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38	56

	Real Estate Investment Trusts (REITs) — 0.0% (g)
	Host Hotels & Resorts LP,
10	6.38%, 03/15/15	8
45	7.13%, 11/01/13	40
60	HRPT Properties Trust, 6.65%, 01/15/18	52

		100

	Road & Rail — 0.2%
200	Burlington Northern Santa Fe Corp., 6.13%, 03/15/09	200
5	Hertz Corp. (The), 8.88%, 01/01/14	4
350	Norfolk Southern Corp., 7.05%, 05/01/37	361
250	Union Pacific Corp., 6.65%, 01/15/11	258

		823

	Semiconductors & Semiconductor Equipment — 0.0% (g)
25	Freescale Semiconductor, Inc., PIK, 9.13%, 12/15/14	16
50	Sensata Technologies BV, (Netherlands), 8.00%, 05/01/14	42

		58

	Software — 0.1%
	Oracle Corp.,
100	5.25%, 01/15/16	94
75	5.75%, 04/15/18	70

		164

	Specialty Retail — 0.0% (g)
20	Sally Holdings LLC, 9.25%, 11/15/14	19

	Textiles, Apparel & Luxury Goods — 0.0% (g)
65	Hanesbrands, Inc., VAR, 6.51%, 12/15/14	54

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Thrifts & Mortgage Finance— 0.2%
300	Bancaja U.S. Debt S.A.U., (Spain), VAR, 2.94%, 07/10/09 (e) (m)	291
20	Countrywide Financial Corp., VAR, 3.42%, 03/24/09 (m)	20
300	Countrywide Home Loans, Inc., 4.00%, 03/22/11	258

		569

	Wireless Telecommunication Services — 0.1%
30	Cricket Communications, Inc., 9.38%, 11/01/14	28
150	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	158
150	Rogers Communications, Inc., (Canada), 6.80%, 08/15/18	142

		328

	Total Corporate Bonds (Cost $32,057)	28,251

	Foreign Government Securities — 0.6%
	Federal Republic of Brazil, (Brazil),
205	8.00%, 01/15/18	219
160	12.25%, 03/06/30	248
	Government of Ukraine, (Ukraine),
140	6.58%, 11/21/16 (e)	108
605	6.58%, 11/21/16	451
185	IIRSA Norte Finance Ltd., (Peru), 8.75%, 05/30/24	190
	Republic of Argentina, (Argentina),
258	VAR, 3.00%, 04/30/13	113
142	VAR, 3.13%, 08/03/12	52
170	Republic of Guatemala, (Guatemala), 9.25%, 08/01/13	189
140	Russian Federation, (Russia), 12.75%, 06/24/28	225
	United Mexican States, (Mexico),
500	VAR, 3.49%, 01/13/09	499
60	6.38%, 01/16/13	62
195	8.00%, 09/24/22	225

	Total Foreign Government Securities (Cost $2,852)	2,581

	Mortgage Pass-Through Securities — 9.2%
	Federal Home Loan Mortgage Corp.,
2,250	TBA, 5.00%, 10/15/38	2,192
832	TBA, 5.50%, 10/15/38	828
741	ARM, 5.85%, 11/01/36	756
453	ARM, 5.86%, 01/01/37	460
7,655	TBA, 6.00%, 10/15/38	7,748
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
651	4.00%, 05/01/14 - 08/01/18	635
86	6.00%, 04/01/14	88
53	6.50%, 03/01/13 - 06/01/13	56
33	7.00%, 01/01/12 - 06/01/13	35
17	8.00%, 10/01/10	17
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
357	6.50%, 11/01/22 - 03/01/26	370
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
41	5.50%, 08/01/37	41
71	6.00%, 02/01/35	72
12	6.50%, 02/01/26	11
12	7.00%, 02/01/26	13
30	7.50%, 05/01/26 - 08/01/27	33
23	8.00%, 04/01/25 - 05/01/25	25
18	8.50%, 07/01/26	20
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
87	7.00%, 12/01/14 - 03/01/16	89
1	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.00%, 08/01/09	1
	Federal National Mortgage Association, 15 Year, Single Family,
1,413	4.50%, 07/01/18 - 05/01/23	1,383

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
1,105	TBA, 4.50%, 10/25/23	1,077
121	5.00%, 10/01/19	121
2,452	TBA, 5.50%, 10/25/23	2,471
96	6.00%, 01/01/14	99
270	TBA, 6.00%, 10/25/23	275
117	6.50%, 05/01/11 - 04/01/13	121
66	7.00%, 06/01/13	70
7	7.50%, 08/01/09	7
	Federal National Mortgage Association, 30 Year, Single Family,
100	TBA, 5.00%, 10/25/38	97
734	5.50%, 07/01/33 - 12/01/33	734
4,122	TBA, 5.50%, 10/25/38	4,110
316	6.00%, 05/01/33 - 08/01/33	322
5	6.50%, 02/01/26	5
10,510	TBA, 6.50%, 10/25/38	10,776
68	7.00%, 03/01/26 - 05/01/26	71
45	7.50%, 05/01/26 - 11/01/26	49
99	8.00%, 11/01/22 - 06/01/24	108
51	8.50%, 11/01/18	56
34	9.00%, 08/01/24	38
	Government National Mortgage Association I, 15 Year, Single Family,
155	6.50%, 05/15/09 - 09/15/13	162
24	Government National Mortgage Association II, 15 Year, Single Family, 5.50%, 04/20/11	25
	Government National Mortgage Association II, 30 Year, Single Family,
21	8.00%, 07/20/28	23
73	8.50%, 09/20/25	81
	Government National Mortgage Association, 30 Year, Single Family,
168	6.50%, 01/15/24 - 03/15/28	173
1,605	TBA, 6.50%, 10/15/38	1,643
195	7.00%, 04/15/24 - 05/15/26	207
31	7.50%, 06/15/25 - 05/15/26	33
45	8.00%, 04/15/24 - 09/15/27	49
131	8.50%, 06/15/22 - 12/15/22	144
5	10.00%, 07/15/18	6
2	13.50%, 05/15/11	2

	Total Mortgage Pass-Through Securities (Cost $38,002)	38,028

	U.S. Government Agency Securities — 0.8%
	Federal Home Loan Mortgage Corp.,
100	4.88%, 06/13/18	101
85	5.00%, 07/15/14	89
230	5.13%, 10/18/16	237
210	5.75%, 06/27/16	208
	Federal National Mortgage Association,
170	3.88%, 07/12/13	170
90	4.13%, 04/15/14	90
270	4.88%, 12/15/16	274
1,350	5.38%, 11/15/11	1,427
500	7.13%, 01/15/30	632

	Total U.S. Government Agency Securities (Cost $3,119)	3,228

	U.S. Treasury Obligations — 9.4%
	U.S. Treasury Bonds,
4,150	7.88%, 02/15/21	5,579
2,600	8.13%, 08/15/19	3,490
750	8.50%, 02/15/20	1,042
	U.S. Treasury Bonds Coupon STRIPS,
1,500	02/15/12	1,371
2,100	11/15/14	1,715
5,405	02/15/15	4,311
1,150	08/15/15	897
3,000	08/15/16	2,209
	U.S. Treasury Inflation Indexed Notes,
1,108	2.00%, 01/15/16	1,095
1,108	2.38%, 04/15/11	1,121
268	3.88%, 01/15/09	268
	U.S. Treasury Notes,
7,145	3.25%, 01/15/09 (m)	7,194

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
270	3.38%, 07/31/13 (m)	275
345	3.88%, 05/15/18 (m)	347
4,000	3.88%, 10/31/12	4,184
95	4.25%, 09/30/12 (k)	100
255	4.25%, 11/15/14 (k)	271
100	4.63%, 11/30/08 (k)	101
20	4.88%, 06/30/09	20
3,000	4.88%, 08/15/16	3,247

	Total U.S. Treasury Obligations (Cost $37,906)	38,837

	Total Long-Term Investments (Cost $429,880)	428,595

NUMBER OF CONTRACTS

	Call Option Purchased — 0.0% (g)
	90 Day Eurodollar Futures, Expiring 12/15/08 @ $96.50,
176	American Style	183
	90 Day Eurodollar Futures, Expiring 12/15/08 @ $96.88,
15	American Style	8
	90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.25,
176	American Style	44
	90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.50,
22	American Style	3
	90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.63,
15	American Style	2

		240

	Put Option Purchased — 0.0% (g)
	15 Year U.S. Treasury Bond Futures, Expiring 11/21/08 @
3	$116.00, American Style	6

	Total Options Purchased (Cost $224)	246

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Short-Term Investments — 3.5%
	Commercial Paper — 0.9%
750	Alpine Securitization, Zero Coupon, 10/23/08 (e) (m)	748
500	CAFCO LLC, Zero Coupon, 10/28/08 (e) (m)	498
750	Fairway Finance LLC, Zero Coupon, 10/23/08 (e) (m)	748
500	Gotham Funding Corp., 4.01%, 10/23/08 (m)	499
750	Kitty Hawk Funding Corp., Zero Coupon, 11/05/08 (e)	747
500	Thames Asset Global Securitization, Inc., 3.51%, 10/30/08 (e) (m) (n)	499

	Total Commercial Paper (Cost $3,739)	3,739

SHARES

	Investment Companies — 2.6%
566	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares (b)	566
10,135	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m)	10,135

	Total Investment Companies (Cost $10,701)	10,701

	Total Short-Term Investments (Cost $14,440)	14,440

	Total Investments — 106.9% (Cost $444,544)	443,281
	Liabilities in Excess of Other Assets — (6.9)%	(28,791)

	NET ASSETS — 100.0%	$414,490

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
36	CAC40 Index (10 Euro)	10/17/08	$2,050	$(148)
27	30 Day Federal Funds	11/28/08	11,059	41
3	TOPIX Index	12/11/08	306	(30)
1	5 Year Swap	12/15/08	109	(1)
90	E-Mini Russell 2000 Index	12/18/08	6,100	(302)
1	Russell 2000 Index	12/18/08	339	(17)
4	10 Year U.S. Treasury Note	12/19/08	459	(1)
12	Dow Jones Euro STOXX 50 Index	12/19/08	517	(7)
250	E-Mini S&P 500 Index	12/19/08	14,593	(255)
4	FTSE 100 Index	12/19/08	354	(7)
30	S&P/MIB Index	12/19/08	5,424	(571)
6	U.S. Treasury Bond	12/19/08	703	(3)
12	2 Year U.S. Treasury Note	12/31/08	2,561	15
116	5 Year U.S. Treasury Note	12/31/08	13,019	34

	Short Futures Outstanding
(10)	Amsterdam Index	10/17/08	(933)	194
(34)	IBEX 35 Index	10/17/08	(5,242)	163
(16)	Hang Seng Index	10/30/08	(1,863)	98
(5)	30 Day Federal Funds	10/31/08	(2,047)	— (h)
(5)	TOPIX Index	12/11/08	(510)	50
(2)	10 Year Swap	12/15/08	(224)	4
(4)	Eurodollar	12/15/08	(965)	2
(20)	SFE SPI 200 Index	12/18/08	(1,851)	93
(118)	Dow Jones Euro STOXX 50 Index	12/19/08	(5,087)	362
(3)	FTSE 100 Index	12/19/08	(265)	24
(61)	5 Year U.S. Treasury Note	12/31/08	(6,846)	(3)
(4)	Eurodollar	03/16/09	(970)	(4)
(4)	Eurodollar	06/15/09	(970)	— (h)
(4)	Eurodollar	09/14/09	(969)	7
(4)	Eurodollar	12/14/09	(966)	3

				$(259)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 09/30/08		NET UNREALIZED APPRECIATION (DEPRECIATION)

4,208,894	AUD	11/28/08	$3,624		$3,317		$(307)

1,077,434	CHF	11/28/08	987		964		(23)

862,776	EUR	11/28/08	1,222		1,218		(4)

170,000	GBP	11/28/08	312		303		(9)

6,852,287	HKD	11/28/08	879		883		4

128,247,008	JPY	11/28/08	1,204		1,216		12

57,473,552	JPY
3,436,879	for SEK	11/28/08	497	#	545	#	48

4,184,274	NOK	11/28/08	775		710		(65)

8,118,175	SEK	11/28/08	1,279		1,174		(105)

1,547,676	SGD	11/28/08	1,091		1,080		(11)

			$11,870		$11,410		$(460)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 09/30/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

405,446	AUD	11/28/08	$341	$320	$21

729,849	CHF	11/28/08	675	653	22

4,095,878	EUR	11/28/08	6,042	5,784	258

73,114	GBP	11/28/08	135	130	5

153,000,000	JPY	11/28/08	1,435	1,451	(16)

1,275,104	NOK	11/28/08	220	216	4

1,727,647	SEK	11/28/08	262	250	12

769,562	SGD	11/28/08	549	537	12

			$9,659	$9,341	$318

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 09/30/08 of the currency being sold, and the value at 09/30/08 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
FHLMC		Federal Home Loan Mortgage Corp.
FNMA		Federal National Mortgage Association
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
GNMA		Government National Mortgage Association
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2008. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	—	Payment-in Kind
REMICS	—	Real Estate Mortgage Investment Conduit
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2008.
TBA		To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2008.

(y)	Security was purchased prior to its affiliate with JPMorgan Chase & Co.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,357
Aggregate gross unrealized depreciation	(36,620)

Net unrealized appreciation/depreciation	$(1,263)

Federal income tax cost of investments	$444,544

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (5,340)	FHLMC Gold, 30 Year Single Family, TBA, 6.50%, 10/15/49	$ (5,475)
(3,105)	FNMA, 30 Year Single Family, TBA, 6.00%, 10/25/36	(3,145)
(3,900)	FNMA, 30 Year Single Family, TBA, 6.50%, 11/25/38	(3,991)
(201)	GNMA, 30 Year Single Family, TBA, 5.50%, 10/15/38	(201)
	(Proceeds received of $12,841)	$ (12,812)

Options Written Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$ 96.75	12/15/08	176	$ (121)
90 Day Eurodollar Futures, American Style	97.00	12/15/08	176	(77)
90 Day Eurodollar Futures, American Style	97.13	12/15/08	15	(5)
90 Day Eurodollar Futures, American Style	97.38	12/15/08	15	(3)
90 Day Eurodollar Futures, American Style	98.00	12/15/08	44	(2)
(Premiums received of $193.)				$ (208)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
15 Year U.S. Treasury Bond Futures, American Style	$ 114.00	11/21/08	3	$ (4)
(Premiums received of $3.)

Credit Default Swaps
REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAY/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.EM.9	Barclays Bank plc [1]	Buy	2.65% semi-annually	06/20/13	$ 250	$ 5
CDX.EM.9	Barclays Bank plc [2]	Buy	2.65% semi-annually	06/20/13	140	3
CDX.EM.9	Citibank, N.A. [3]	Buy	2.65% semi-annually	06/20/13	200	4
CDX.EM.9	Citibank, N.A. [4]	Buy	2.65% semi-annually	06/20/13	480	10
CDX.EM.9	Deutsche Bank AG, New York [5]	Buy	2.65% semi-annually	06/20/13	440	9
CDX.EM.9	Deutsche Bank AG, New York [6]	Buy	2.65% semi-annually	06/20/13	150	3
CDX.EM.9	Deutsche Bank AG, New York [7]	Buy	2.65% semi-annually	06/20/13	200	4
CDX.EM.9	Deutsche Bank AG, New York [8]	Buy	2.65% semi-annually	06/20/13	430	9
CDX.EM.9	HSBC Bank, N.A. [9]	Buy	2.65% semi-annually	06/20/13	250	5
CDX.EM.9	Merrill Lynch Capital Services [10]	Buy	2.65% semi-annually	06/20/13	730	15
CDX.EM.9	Merrill Lynch International [11]	Buy	2.65% semi-annually	06/20/13	440	9
CDX.EM.9	Morgan Stanley Capital Services [12]	Buy	2.65% semi-annually	06/20/13	870	18
CDX.EM.9	Morgan Stanley Capital Services [13]	Buy	2.65% semi-annually	06/20/13	360	7
CDX.NA.IG.9	Goldman Sachs Capital Management [14]	Buy	0.60% quarterly	12/20/12	2,500	107
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.55% semi-annually	03/20/12	460	(47)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.54% semi-annually	03/20/12	450	(47)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.61% semi-annually	03/20/12	170	(17)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	0.60% semi-annually	03/20/12	230	(23)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	0.76% semi-annually	02/20/09	910	(20)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	0.72% semi-annually	03/20/09	95	(3)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	0.31% semi-annually	02/20/09	910	7
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	0.30% semi-annually	03/20/09	95	1
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	1.40% semi-annually	04/20/10	1,000	(9)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	1.04%. semi-annually	06/20/10	120	(2)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	1.01% semi-annually	07/20/10	1,070	(24)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	0.53% semi-annually	12/20/11	300	(17)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46% semi-annually	12/20/11	880	(51)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46% semi-annually	12/20/11	960	(55)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	1.12% semi-annually	04/20/10	1,000	(10)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	1.05% semi-annually	06/20/10	120	(1)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	0.96% semi-annually	07/20/10	1,070	(4)
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	0.64% semi-annually	05/20/12	190	(37)
						$ (151)

[1] Premiums received of $3.
[2] Premiums received of $-(h).
[3] Premiums received of $2.
[4] Premiums received of $1.
[5] Premiums received of $1.
[6] Premiums paid of $4.
[7] Premiums paid of $9.
[8] Premiums received of $2.
[9] Premiums received of $1.
[10] Premiums paid of $18.
[11] Premiums received of $1.
[12] Premiums paid of $22.
[13] Premiums paid of $15.
[14] Premiums paid of $137.

Price Lock Swaps
SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc (††)	FHLMC, 3.13%, 10/25/10	$ 100.32	11/07/08	810	$ (2)
Barclays Bank plc (†)	U.S. Treasury Note, 2.38%, 08/31/10	100.08	11/07/08	865	2
Citibank, N.A. (††)	FNMA, 2.88%, 10/12/10	99.85	11/10/08	990	(1)
Citibank, N.A. (†)	U.S. Treasury Note, 2.38%, 08/31/10	100.24	11/10/08	1,030	(6)
Barclays Bank plc (††)	FNMA, 2.88%, 10/12/10	99.85	11/10/08	625	(1)
Barclays Bank plc (†)	U.S. Treasury Note, 2.38%, 08/31/10	100.24	11/10/08	650	4
Deutsche Bank AG, New York (††)	FHLMC, 4.50%, 01/15/14	101.56	11/20/08	2,735	2
					$ (2)
(†) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price at termination.
(††) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at termination.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Diversified Fund
Level 1	$ 209,544	$ (212)	$ 1,488	$ (1,889)
Level 2	233,737	(12,812)	81	(428)
Level 3	-	-	-	-
Total	$ 443,281	$ (13,024)	$ 1,569	$ (2,317)

† Liabilities in securities sold short may include written options.
* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 94.9%
	Common Stocks — 94.9%
	Aerospace & Defense — 3.8%
800	Lockheed Martin Corp.	87,736

	Biotechnology — 8.7%
1,100	Celgene Corp. (a)	69,608
400	Genentech, Inc. (a)	35,472
2,100	Gilead Sciences, Inc. (a)	95,718

		200,798

	Capital Markets — 6.9%
3,700	Charles Schwab Corp. (The)	96,200
1,500	Lazard Ltd., (Bermuda), Class A	64,140

		160,340

	Chemicals — 6.0%
1,050	Monsanto Co.	103,929
500	Praxair, Inc.	35,870

		139,799

	Communications Equipment — 5.8%
2,600	QUALCOMM, Inc.	111,722
350	Research In Motion Ltd., (Canada) (a)	23,905

		135,627

	Computers & Peripherals — 7.1%
600	Apple, Inc. (a)	68,196
2,100	Hewlett-Packard Co.	97,104

		165,300

	Construction & Engineering — 2.4%
1,000	Fluor Corp.	55,700

	Electrical Equipment — 4.5%
1,200	ABB Ltd., (Switzerland), ADR	23,280
1,300	Emerson Electric Co.	53,027
150	First Solar, Inc. (a)	28,337

		104,644

	Energy Equipment & Services — 4.5%
900	National Oilwell Varco, Inc. (a)	45,207
550	Transocean, Inc. (a)	60,412

		105,619

	Food & Staples Retailing — 2.6%
1,800	CVS/Caremark Corp.	60,588

	Health Care Providers & Services — 2.5%
800	Express Scripts, Inc. (a)	59,056

	Household Products — 3.2%
1,000	Colgate-Palmolive Co.	75,350

	Internet & Catalog Retail — 2.8%
900	Amazon.com, Inc. (a)	65,484

	Internet Software & Services — 4.5%
260	Google, Inc., Class A (a)	104,135

	IT Services — 2.3%
300	MasterCard, Inc., Class A	53,199

	Life Sciences Tools & Services — 3.0%
800	Covance, Inc. (a)	70,728

	Oil, Gas & Consumable Fuels — 3.6%
800	Apache Corp.	83,424

	Pharmaceuticals — 5.0%
700	Shire plc, (United Kingdom), ADR	33,425
1,800	Teva Pharmaceutical Industries Ltd., (Israel), ADR	82,422

		115,847

	Software — 8.9%
6,600	Activision Blizzard, Inc. (a)	101,838
1,700	Adobe Systems, Inc. (a)	67,099
1,000	Electronic Arts, Inc. (a)	36,990

		205,927

	Specialty Retail — 2.1%
1,500	Urban Outfitters, Inc. (a)	47,805

	Textiles, Apparel & Luxury Goods — 1.7%
600	Nike, Inc., Class B	40,140

	Wireless Telecommunication Services — 3.0%
1,500	America Movil S.A.B. de C.V., (Mexico), Series L, ADR	69,540

	Total Long-Term Investments (Cost $2,535,096)	2,206,786

	Short-Term Investment — 6.2%
	Investment Company — 6.2%
144,588	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $144,588)	144,588

	Total Investments — 101.1% (Cost $2,679,684)	2,351,374
	Liabilities in Excess of Other Assets — (1.1)%	(26,609)

	NET ASSETS — 100.0%	$ 2,324,765

Percentages indicated are based on net assets.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR - American Depositary Receipt

(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,629
Aggregate gross unrealized depreciation	(378,939)

Net unrealized appreciation/depreciation	$(328,310)

Federal income tax cost of investments	$2,679,684

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Dynamic Growth Fund
Level 1	$ 2,176,132	$ -
Level 2	175,242	-
Level 3	-	-
Total	$ 2,351,374	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Dynamic Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.3%
	Common Stocks — 97.3%
	Aerospace & Defense — 0.8%
1,300	Hexcel Corp. (a)	17,797

	Air Freight & Logistics — 2.7%
1,300	Dynamex, Inc. (a)	36,998
1,000	Forward Air Corp.	27,230

		64,228

	Biotechnology — 1.9%
3,400	Emergent BioSolutions, Inc. (a)	44,506

	Chemicals — 1.6%
1,400	Balchem Corp.	37,338

	Commercial Banks — 3.1%
1,100	United Bancshares, Inc.	38,500
600	Westamerica Bancorp	34,518

		73,018

	Commercial Services & Supplies — 4.5%
1,900	American Reprographics Co. (a)	32,775
1,900	Multi-Color Corp.	45,391
600	United Stationers, Inc. (a)	28,698

		106,864

	Computers & Peripherals — 1.7%
2,300	Stratasys, Inc. (a)	40,181

	Consumer Finance — 4.8%
3,400	Dollar Financial Corp. (a)	52,326
3,200	EZCORP, Inc., Class A (a)	60,160

		112,486

	Containers & Packaging — 1.4%
850	AptarGroup, Inc.	33,244

	Diversified Consumer Services — 2.3%
1,600	Steiner Leisure Ltd., (Bahamas) (a)	55,008

	Electric Utilities — 1.9%
2,000	Westar Energy, Inc.	46,080

	Electrical Equipment — 1.5%
850	Acuity Brands, Inc.	35,496

	Electronic Equipment & Instruments — 4.0%
6,600	Mercury Computer Systems, Inc. (a)	58,740
1,240	ScanSource, Inc. (a)	35,700

		94,440

	Energy Equipment & Services — 2.3%
1,400	Hornbeck Offshore Services, Inc. (a)	54,068

	Food & Staples Retailing — 1.2%
2,000	Winn-Dixie Stores, Inc. (a)	27,800

	Food Products — 2.8%
1,000	Ralcorp Holdings, Inc. (a)	67,410

	Health Care Equipment & Supplies — 3.3%
24,000	Power Medical Interventions, Inc. (a)	77,280

	Health Care Providers & Services — 6.3%
2,100	Apria Healthcare Group, Inc. (a)	38,304
12,700	Five Star Quality Care, Inc. (a)	47,625
1,380	Healthways, Inc. (a)	22,259
500	IPC The Hospitalist Co., Inc. (a)	12,850
600	Owens & Minor, Inc.	29,100

		150,138

	Hotels, Restaurants & Leisure — 4.3%
1,830	Gaylord Entertainment Co. (a)	53,747
8,200	Ruby Tuesday, Inc. (a)	47,478

		101,225

	Household Durables — 0.6%
500	Tupperware Brands Corp.	13,815

	Insurance — 1.3%
500	RLI Corp.	31,045

	Internet Software & Services — 10.8%
3,300	Knot, Inc. (The) (a)	27,555
4,000	Liquidity Services, Inc. (a)	43,400
15,300	Spark Networks, Inc. (a)	59,670
6,900	Switch & Data Facilities Co., Inc. (a)	85,904
79,500	Think Partnership, Inc. (a)	15,900
770	Vocus, Inc. (a)	26,149

		258,578

	Leisure Equipment & Products — 3.0%
15,800	Summer Infant, Inc. (a)	70,152

	Machinery — 1.1%
900	Hurco Cos., Inc (a)	26,613

JPMorgan Dynamic Small Cap Core Fund

Schedule of Portfolio Investments
As of September 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Media — 7.9%
12,100	Alloy, Inc. (a)	93,533
16,300	Imax Corp., (Canada) (a)	96,496

		190,029

	Oil, Gas & Consumable Fuels — 2.6%
1,300	ATP Oil & Gas Corp. (a)	23,153
1,100	St. Mary Land & Exploration Co.	39,215

		62,368

	Personal Products — 2.7%
9,900	American Oriental Bioengineering, Inc., (China) (a)	64,251

	Pharmaceuticals — 0.7%
5,500	Somaxon Pharmaceuticals, Inc. (a)	17,325

	Real Estate Investment Trusts (REITs) — 2.1%
300	Kilroy Realty Corp.	14,337
900	National Retail Properties, Inc.	21,555
600	Senior Housing Properties Trust	14,298

		50,190

	Road & Rail — 3.9%
2,900	Heartland Express, Inc.	45,008
2,700	Knight Transportation, Inc.	45,819

		90,827

	Semiconductors & Semiconductor Equipment — 1.2%
5,300	PDF Solutions, Inc. (a)	27,560

	Software — 4.2%
6,700	BluePhoenix Solutions Ltd., (Israel) (a)	23,584
13,400	Callidus Software, Inc. (a)	53,064
5,700	Magma Design Automation, Inc. (a)	22,914

		99,562

	Textiles, Apparel & Luxury Goods — 1.4%
1,000	Weyco Group, Inc.	33,470

	Trading Companies & Distributors — 1.4%
1,200	Applied Industrial Technologies, Inc.	32,316

	Total Long-Term Investments (Cost $2,648,989)	2,306,708

	Short-Term Investment — 3.3%
	Investment Company — 3.3%
78,630	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $78,630)	78,630

	Total Investments — 100.6% (Cost $2,727,619)	2,385,338
	Liabilities in Excess of Other Assets — (0.6)%	(15,111)

	NET ASSETS — 100.0%	$2,370,227

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,845
Aggregate gross unrealized depreciation	(505,126)

Net unrealized appreciation/depreciation	$(342,281)

Federal income tax cost of investments	$2,727,619

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Dynamic Small Cap Core Fund
Level 1	$ 2,385,338	$ -
Level 2	-	-
Level 3	-	-
Total	$ 2,385,338	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.9%
	Common Stocks — 96.9%
	Aerospace & Defense — 1.5%
84	HEICO Corp.	2,763

	Air Freight & Logistics — 0.6%
30	Hub Group, Inc., Class A (a)	1,128

	Biotechnology — 3.9%
31	Alexion Pharmaceuticals, Inc. (a)	1,202
113	BioMarin Pharmaceutical, Inc. (a)	2,980
43	Myriad Genetics, Inc. (a) (c)	2,803

		6,985

	Capital Markets — 4.0%
11	Affiliated Managers Group, Inc. (a)	895
109	Calamos Asset Management, Inc., Class A	1,944
50	Investment Technology Group, Inc. (a)	1,514
50	Lazard Ltd., (Bermuda), Class A	2,117
56	Och-Ziff Capital Management Group LLC, Class A	659

		7,129

	Commercial Services & Supplies — 3.1%
76	Corrections Corp. of America (a)	1,899
38	Stericycle, Inc. (a)	2,221
44	Waste Connections, Inc. (a)	1,495

		5,615

	Communications Equipment — 5.1%
28	F5 Networks, Inc. (a)	660
186	Neutral Tandem, Inc. (a)	3,454
215	ViaSat, Inc. (a)	5,076

		9,190

	Computers & Peripherals — 1.3%
78	Synaptics, Inc. (a) (c)	2,368

	Construction & Engineering — 0.5%
26	Shaw Group, Inc. (The) (a)	799

	Distributors — 2.2%
232	LKQ Corp. (a)	3,932

	Diversified Consumer Services — 1.6%
349	thinkorswim Group, Inc. (a)	2,910

	Diversified Financial Services — 1.1%
78	MSCI, Inc., Class A (a)	1,870

	Electrical Equipment — 4.7%
116	EnerSys (a)	2,288
48	General Cable Corp. (a)	1,719
92	GT Solar International, Inc. (a)	994
42	Powell Industries, Inc. (a)	1,732
31	Roper Industries, Inc.	1,789

		8,522

	Electronic Equipment, Instruments & Components — 1.1%
51	Flir Systems, Inc. (a)	1,952

	Energy Equipment & Services — 3.6%
25	Exterran Holdings, Inc. (a)	785
68	Hornbeck Offshore Services, Inc. (a)	2,642
57	Oceaneering International, Inc. (a)	3,036

		6,463

	Food & Staples Retailing — 0.5%
59	Susser Holdings Corp. (a)	894

	Health Care Equipment & Supplies — 6.8%
132	Hologic, Inc. (a)	2,549
41	IDEXX Laboratories, Inc. (a)	2,225
95	Masimo Corp. (a)	3,549
137	Meridian Bioscience, Inc.	3,973

		12,296

	Health Care Providers & Services — 6.1%
36	Coventry Health Care, Inc. (a)	1,155
40	DaVita, Inc. (a)	2,258
42	Genoptix, Inc. (a)	1,361
112	Psychiatric Solutions, Inc. (a)	4,243
66	VCA Antech, Inc. (a)	1,939

		10,956

	Health Care Technology — 3.0%
45	Cerner Corp. (a) (c)	2,013
263	Omnicell, Inc. (a)	3,453

		5,466

	Hotels, Restaurants & Leisure — 1.9%
111	Bally Technologies, Inc. (a)	3,363

	Insurance — 1.8%
56	HCC Insurance Holdings, Inc.	1,511
32	ProAssurance Corp. (a)	1,764

		3,275

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Internet Software & Services — 3.7%
834	Art Technology Group, Inc. (a)	2,936
51	Bankrate, Inc. (a) (c)	1,973
100	DealerTrack Holdings, Inc. (a)	1,681

		6,590

	IT Services — 1.5%
112	Syntel, Inc. (c)	2,741

	Leisure Equipment & Products — 0.7%
53	Pool Corp.	1,231

	Life Sciences Tools & Services — 5.1%
66	Bruker Corp. (a)	875
22	Covance, Inc. (a)	1,971
83	Icon plc, (Ireland), ADR (a)	3,190
79	Illumina, Inc. (a)	3,182

		9,218

	Machinery — 5.1%
29	Bucyrus International, Inc.	1,296
41	Graco, Inc.	1,469
77	Kaydon Corp.	3,447
58	Wabtec Corp.	2,966

		9,178

	Media — 1.5%
48	Morningstar, Inc. (a)	2,679

	Oil, Gas & Consumable Fuels — 5.3%
38	Cabot Oil & Gas Corp.	1,388
53	Concho Resources, Inc. (a)	1,458
69	Forest Oil Corp. (a)	3,427
61	Penn Virginia Corp.	3,265

		9,538

	Pharmaceuticals — 1.3%
282	Sucampo Pharmaceuticals, Inc., Class A (a)	2,405

	Professional Services — 2.7%
68	FTI Consulting, Inc. (a)	4,923

	Road & Rail — 1.6%
59	J.B. Hunt Transport Services, Inc.	1,966
35	Old Dominion Freight Line, Inc. (a)	983

		2,949

	Semiconductors & Semiconductor Equipment — 3.8%
77	Hittite Microwave Corp. (a)	2,570
168	Microsemi Corp. (a)	4,273

		6,843

	Software — 4.6%
78	NetSuite, Inc. (a) (c)	1,410
263	Nuance Communications, Inc. (a)	3,200
185	Taleo Corp., Class A (a)	3,683

		8,293

	Textiles, Apparel & Luxury Goods — 4.4%
30	Deckers Outdoor Corp. (a)	3,138
299	Iconix Brand Group, Inc. (a) (c)	3,916
36	True Religion Apparel, Inc. (a) (c)	941

		7,995

	Trading Companies & Distributors — 1.2%
140	Beacon Roofing Supply, Inc. (a)	2,184

	Total Long-Term Investments (Cost $179,648)	174,643

	Short-Term Investment — 5.1%
	Investment Company — 5.1%
9,265	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $9,265)	9,265

	Investments of Cash Collateral for Securities on Loan — 7.4%
	Investment Company — 7.4%
13,400	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $13,400)	13,400

	Total Investments — 109.4% (Cost $202,313)	197,308
	Liabilities in Excess of Other Assets — (9.4)%	(16,968)

	NET ASSETS — 100.0%	$180,340

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,688
Aggregate gross unrealized depreciation	(18,693)

Net unrealized appreciation/depreciation	$(5,005)

Federal income tax cost of investments	$202,313

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Dynamic Small Cap Growth Fund
Level 1	$ 197,308	$ -
Level 2	-	-
Level 3	-	-
Total	$ 197,308	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Equity Income II Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.4%
	Common Stocks — 97.4%
	Aerospace & Defense — 2.2%
7	Honeywell International, Inc.	287
13	United Technologies Corp.	802

		1,089

	Beverages — 3.6%
9	Anheuser-Busch Cos., Inc.	597
16	Coca-Cola Co. (The)	820
5	PepsiCo, Inc.	342

		1,759

	Capital Markets — 3.0%
19	Bank of New York Mellon Corp. (The)	633
18	Morgan Stanley	403
2	State Street Corp.	102
13	W.P. Carey & Co. LLC	331

		1,469

	Chemicals — 2.8%
5	Air Products & Chemicals, Inc.	308
7	PPG Industries, Inc.	379
10	Rohm & Haas Co.	686

		1,373

	Commercial Banks — 3.7%
11	Fifth Third Bancorp	128
5	M&T Bank Corp.	437
7	SunTrust Banks, Inc.	306
20	Synovus Financial Corp.	210
23	TCF Financial Corp.	421
7	Wells Fargo & Co.	270

		1,772

	Construction Materials — 1.4%
20	Cemex S.A.B. de C.V., (Mexico), ADR (a)	343
5	Vulcan Materials Co.	358

		701

	Containers & Packaging — 0.6%
18	Temple-Inland, Inc.	275

	Distributors — 1.4%
17	Genuine Parts Co.	680

	Diversified Financial Services — 4.3%
33	Bank of America Corp.	1,163
44	Citigroup, Inc.	905

		2,068

	Diversified Telecommunication Services — 5.6%
39	AT&T, Inc.	1,084
24	Consolidated Communications Holdings, Inc.	359
28	Verizon Communications, Inc.	910
32	Windstream Corp.	349

		2,702

	Electric Utilities — 4.2%
19	American Electric Power Co., Inc.	707
9	FirstEnergy Corp.	583
29	Northeast Utilities	741

		2,031

	Electrical Equipment — 1.4%
17	Emerson Electric Co.	693

	Food & Staples Retailing — 0.4%
10	SUPERVALU, Inc.	208

	Food Products — 4.3%
11	General Mills, Inc.	722
12	Kellogg Co.	651
21	Kraft Foods, Inc., Class A	702

		2,075

	Gas Utilities — 0.5%
6	Equitable Resources, Inc.	227

	Household Durables — 1.7%
5	Black & Decker Corp.	297
9	Fortune Brands, Inc.	528

		825

	Household Products — 2.8%
6	Kimberly-Clark Corp.	408
13	Procter & Gamble Co.	934

		1,342

	Industrial Conglomerates — 1.8%
35	General Electric Co.	887

JPMorgan Equity Income II Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — 8.2%
15	Allstate Corp. (The)	687
18	Chubb Corp. (The)	999
19	Genworth Financial, Inc., Class A	163
6	Hartford Financial Services Group, Inc.	250
14	IPC Holdings Ltd., (Bermuda)	414
6	Old Republic International Corp.	82
18	OneBeacon Insurance Group Ltd.	376
3	Prudential Financial, Inc.	180
12	Travelers Cos., Inc. (The)	520
16	XL Capital Ltd., (Bermuda), Class A	280

		3,951

	Marine — 1.3%
36	Seaspan Corp., (Hong Kong)	649

	Media — 1.7%
13	Belo Corp., Class A	74
12	McGraw-Hill Cos., Inc. (The)	386
25	Regal Entertainment Group, Class A	388

		848

	Multi-Utilities — 3.8%
28	CMS Energy Corp.	344
20	PG&E Corp.	745
37	Xcel Energy, Inc.	730

		1,819

	Oil, Gas & Consumable Fuels — 13.1%
15	Chevron Corp.	1,250
15	ConocoPhillips	1,079
20	Energy Transfer Equity LP	429
31	Exxon Mobil Corp.	2,411
5	Marathon Oil Corp.	187
17	NuStar GP Holdings LLC	298
7	Royal Dutch Shell plc, (Netherlands), ADR	431
9	Teekay Corp., (Bahamas)	245

		6,330

	Pharmaceuticals — 8.1%
9	Abbott Laboratories	501
17	Johnson & Johnson	1,171
20	Merck & Co., Inc.	622
11	Novartis AG, (Switzerland), ADR	557
38	Pfizer, Inc.	697
10	Wyeth	359

		3,907

	Real Estate Investment Trusts (REITs) — 4.4%
5	Agree Realty Corp.	151
6	Plum Creek Timber Co., Inc.	319
3	Public Storage	287
13	Rayonier, Inc.	597
11	Regency Centers Corp.	754

		2,108

	Real Estate Management & Development — 0.2%
6	Forestar Real Estate Group, Inc. (a)	88

	Semiconductors & Semiconductor Equipment — 1.3%
33	Intel Corp.	614

	Specialty Retail — 1.2%
16	Limited Brands, Inc.	276
6	Sherwin-Williams Co. (The)	314

		590

	Textiles, Apparel & Luxury Goods — 1.9%
12	V.F. Corp.	920

	Thrifts & Mortgage Finance — 1.4%
35	People’s United Financial, Inc.	678

	Tobacco — 4.2%
16	Lorillard, Inc.	1,153
19	Philip Morris International, Inc.	902

		2,055

	Transportation Infrastructure — 0.2%
6	Macquarie Infrastructure Co. LLC	83

	Water Utilities — 0.4%
9	American Water Works Co., Inc.	183

	Wireless Telecommunication Services — 0.3%
6	Crown Castle International Corp. (a)	162

	Total Long-Term Investments (Cost $42,964)	47,161

	Short-Term Investment — 1.2%
	Investment Company — 1.2%
576	JPMorgan Prime Money Market
	Fund, Institutional Class (b) (m)	576

JPMorgan Equity Income II Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — Continued
	Investment Company — Continued (Cost $576)
	Total Investments — 98.6% (Cost $43,540)	47,737
	Other Assets in Excess of Liabilities — 1.4%	686

	NET ASSETS — 100.0%	$48,423

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,035
Aggregate gross unrealized depreciation	(3,838)

Net unrealized appreciation/depreciation	$4,197

Federal income tax cost of investments	$43,540

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Equity Income II Fund
Level 1	$ 46,406	$ -
Level 2	1,331	-
Level 3	-	-
Total	$ 47,737	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.7%
	Common Stocks — 98.7%
	Aerospace & Defense — 2.8%
26	Honeywell International, Inc.	1,089
25	Precision Castparts Corp.	1,946
92	Spirit Aerosystems Holdings, Inc., Class A (a)	1,480
109	United Technologies Corp.	6,534

		11,049

	Beverages — 0.4%
44	Fomento Economico Mexicano
	S.A.B. de C.V., (Mexico), ADR	1,678

	Capital Markets — 2.6%
29	Bank of New York Mellon Corp. (The)	932
143	Morgan Stanley	3,287
29	Northern Trust Corp.	2,122
15	State Street Corp.	836
55	T. Rowe Price Group, Inc.	2,970

		10,147

	Commercial Banks — 3.0%
87	Fifth Third Bancorp	1,030
39	M&T Bank Corp.	3,481
182	Synovus Financial Corp. (c)	1,888
174	TCF Financial Corp. (c)	3,132
54	Wells Fargo & Co.	2,027

		11,558

	Communications Equipment — 1.1%
92	Cisco Systems, Inc. (a)	2,075
131	Corning, Inc.	2,046

		4,121

	Computers & Peripherals — 2.3%
24	Apple, Inc. (a)	2,728
63	Hewlett-Packard Co.	2,927
27	International Business Machines Corp.	3,123

		8,778

	Construction Materials — 1.5%
162	Cemex S.A.B. de C.V., (Mexico), ADR (a)	2,798
42	Vulcan Materials Co. (c)	3,099

		5,897

	Consumer Finance — 0.9%
99	American Express Co.	3,508

	Containers & Packaging — 1.0%
65	Pactiv Corp. (a)	1,606
153	Temple-Inland, Inc.	2,329

		3,935

	Diversified Financial Services — 4.6%
271	Bank of America Corp.	9,485
412	Citigroup, Inc.	8,453

		17,938

	Diversified Telecommunication Services — 3.6%
222	AT&T, Inc.	6,193
244	Verizon Communications, Inc.	7,821

		14,014

	Electric Utilities — 3.5%
89	American Electric Power Co., Inc.	3,303
186	Edison International	7,426
54	FPL Group, Inc.	2,716

		13,445

	Electrical Equipment — 0.8%
77	Emerson Electric Co.	3,153

	Electronic Equipment, Instruments & Components — 0.8%
111	Tyco Electronics Ltd., (Bermuda)	3,077

	Energy Equipment & Services — 0.6%
51	Helmerich & Payne, Inc.	2,194

	Food & Staples Retailing — 3.0%
245	Safeway, Inc.	5,816
100	Wal-Mart Stores, Inc.	5,959

		11,775

	Food Products — 0.9%
52	General Mills, Inc.	3,560

	Gas Utilities — 0.5%
49	Equitable Resources, Inc.	1,812

	Health Care Equipment & Supplies — 1.4%
52	Baxter International, Inc.	3,426
39	Covidien Ltd.	2,093

		5,519

JPMorgan Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Health Care Providers & Services — 2.5%
97	Cardinal Health, Inc.	4,795
68	Lincare Holdings, Inc. (a)	2,034
110	UnitedHealth Group, Inc.	2,793

		9,622

	Hotels, Restaurants & Leisure — 1.9%
148	Marriott International, Inc., Class A	3,848
54	McDonald’s Corp.	3,338

		7,186

	Household Durables — 1.2%
62	Fortune Brands, Inc.	3,533
48	KB Home	953

		4,486

	Household Products — 1.3%
45	Kimberly-Clark Corp.	2,924
33	Procter & Gamble Co.	2,265

		5,189

	Industrial Conglomerates — 1.0%
146	General Electric Co.	3,710

	Insurance — 12.0%
54	Aflac, Inc.	3,173
185	Chubb Corp. (The)	10,129
153	Genworth Financial, Inc., Class A	1,317
57	Hartford Financial Services Group, Inc.	2,324
116	IPC Holdings Ltd., (Bermuda)	3,516
127	Loews Corp.	4,996
120	MetLife, Inc.	6,742
88	Prudential Financial, Inc.	6,343
74	Travelers Cos., Inc. (The)	3,358
103	W.R. Berkley Corp.	2,419
132	XL Capital Ltd., Class A (Bermuda)	2,363

		46,680

	Internet & Catalog Retail — 1.2%
116	Expedia, Inc. (a)	1,757
217	Liberty Media Corp. - Interactive, Class A (a)	2,797

		4,554

	IT Services — 0.5%
79	Western Union Co. (The)	1,956

	Marine — 0.9%
187	Seaspan Corp., (Hong Kong)	3,376

	Media — 4.5%
73	AH Belo Corp., Class A	376
93	Belo Corp., Class A	554
134	Comcast Corp., Class A	2,628
113	Liberty Media Corp. - Entertainment, Series A, (a)	2,821
74	McGraw-Hill Cos., Inc. (The)	2,330
63	Omnicom Group, Inc.	2,441
304	Time Warner, Inc.	3,989
81	Walt Disney Co. (The)	2,471

		17,610

	Metals & Mining — 0.4%
56	Century Aluminum Co. (a)	1,562

	Multiline Retail — 0.9%
190	Macy’s, Inc.	3,414

	Multi-Utilities — 1.9%
333	CMS Energy Corp.	4,146
85	PG&E Corp.	3,187

		7,333

	Oil, Gas & Consumable Fuels — 12.1%
92	Chevron Corp.	7,601
73	ConocoPhillips	5,330
42	Devon Energy Corp.	3,858
216	Exxon Mobil Corp.	16,750
103	Marathon Oil Corp.	4,118
256	Teekay Corp., (Bahamas)	6,751
116	Williams Cos., Inc.	2,732

		47,140

	Pharmaceuticals — 6.5%
68	Abbott Laboratories	3,910
89	Johnson & Johnson	6,194
172	Merck & Co., Inc.	5,425
72	Novartis AG, (Switzerland), ADR	3,794
123	Schering-Plough Corp.	2,274
97	Wyeth	3,579

		25,176

	Real Estate Investment Trusts (REITs) — 0.2%
318	iStar Financial, Inc. (c)	827

JPMorgan Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Real Estate Management & Development — 3.3%
180	Brookfield Asset Management, Inc., Class A, (Canada)	4,926
313	Brookfield Properties Corp., (Canada)	4,952
32	Forestar Real Estate Group, Inc. (a)	477
56	Jones Lang LaSalle, Inc.	2,426

		12,781

	Road & Rail — 0.9%
54	Norfolk Southern Corp.	3,549

	Semiconductors & Semiconductor Equipment — 1.0%
199	Intel Corp.	3,729

	Software — 1.8%
264	Microsoft Corp.	7,052

	Specialty Retail — 1.8%
16	AutoZone, Inc. (a)	1,986
99	Home Depot, Inc.	2,552
46	Sherwin-Williams Co. (The)	2,601

		7,139

	Textiles, Apparel & Luxury Goods — 1.8%
91	V.F. Corp.	7,020

	Tobacco — 3.0%
76	Lorillard, Inc.	5,379
128	Philip Morris International, Inc.	6,176

		11,555

	Transportation Infrastructure — 0.4%
105	Macquarie Infrastructure Co. LLC (c)	1,386

	Water Utilities — 0.4%
81	American Water Works Co., Inc.	1,737

	Total Long-Term Investments (Cost $393,419)	382,927

	Short-Term Investment — 1.0%

	Investment Company — 1.0%
3,805	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $3,805)	3,805

	Investments of Cash Collateral for Securities on Loan — 2.6%
	Investment Company — 2.6%
10,285	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $10,285)	10,285

	Total Investments — 102.3% (Cost $407,509)	397,017
	Liabilities in Excess of Other Assets — (2.3)%	(8,921)

	NET ASSETS — 100.0%	$388,096

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,804
Aggregate gross unrealized depreciation	(55,296)

Net unrealized appreciation/depreciation	($10,492)

Federal income tax cost of investments	$407,509

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Growth and Income Fund
Level 1	$ 388,747	$ -
Level 2	8,270	-
Level 3	-	-
Total	$ 397,017	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.9%
	Common Stocks — 98.4%
	Aerospace & Defense — 3.7%
508	General Dynamics Corp.	37,384
826	Honeywell International, Inc.	34,329
365	Lockheed Martin Corp.	39,975

		111,688

	Auto Components — 0.2%
226	Autoliv, Inc., (Sweden)	7,628

	Beverages — 0.4%
295	Pepsi Bottling Group, Inc.	8,602
235	PepsiAmericas, Inc.	4,859

		13,461

	Biotechnology — 1.4%
716	Amgen, Inc. (a)	42,408

	Capital Markets — 5.0%
754	Bank of New York Mellon Corp. (The)	24,565
212	Federated Investors, Inc., Class B	6,119
261	Goldman Sachs Group, Inc. (The)	33,421
275	Invesco Ltd.	5,770
233	Investment Technology Group, Inc. (a)	7,081
139	Merrill Lynch & Co., Inc.	3,524
528	Morgan Stanley	12,137
358	Northern Trust Corp.	25,819
380	State Street Corp.	21,626
361	TD AMERITRADE Holding Corp. (a)	5,853
225	Waddell & Reed Financial, Inc., Class A	5,561

		151,476

	Chemicals — 1.4%
171	Airgas, Inc.	8,490
230	Celanese Corp., Class A	6,417
35	CF Industries Holdings, Inc.	3,155
154	FMC Corp.	7,924
80	Mosaic Co. (The)	5,449
360	Olin Corp.	6,982
107	Terra Industries, Inc.	3,143

		41,560

	Commercial Banks — 1.9%
222	Bank of Hawaii Corp.	11,882
323	BB&T Corp.	12,221
771	TCF Financial Corp.	13,874
564	U.S. Bancorp	20,305

		58,282

	Commercial Services & Supplies — 0.6%
289	Pitney Bowes, Inc.	9,625
191	Watson Wyatt Worldwide, Inc., Class A	9,494

		19,119

	Communications Equipment — 0.8%
1,366	Brocade Communications Systems, Inc. (a)	7,951
215	CommScope, Inc. (a)	7,448
188	Harris Corp.	8,690

		24,089

	Computers & Peripherals — 5.8%
942	Dell, Inc. (a)	15,516
1,277	Hewlett-Packard Co.	59,067
634	International Business Machines Corp.	74,152
277	Lexmark International, Inc., Class A (a)	9,025
697	QLogic Corp. (a)	10,706
354	Western Digital Corp. (a)	7,554

		176,020

	Consumer Finance — 0.2%
441	Discover Financial Services	6,097

	Containers & Packaging — 1.1%
212	Ball Corp.	8,352
163	Greif, Inc., Class A	10,663
243	Owens-Illinois, Inc. (a)	7,136

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Containers & Packaging — Continued
303	Sonoco Products Co.	8,987

		35,138

	Diversified Financial Services — 3.2%
1,633	Bank of America Corp.	57,148
806	Citigroup, Inc.	16,527
279	Nasdaq OMX Group (The) (a)	8,517
426	NYSE Euronext	16,702

		98,894

	Diversified Telecommunication Services — 2.8%
278	CenturyTel, Inc.	10,182
260	Embarq Corp.	10,551
1,699	Verizon Communications, Inc.	54,524
898	Windstream Corp.	9,825

		85,082

	Electric Utilities — 2.5%
968	American Electric Power Co., Inc.	35,830
373	DPL, Inc.	9,241
811	Edison International	32,367

		77,438

	Electronic Equipment, Instruments & Components — 0.4%
286	Arrow Electronics, Inc. (a)	7,509
613	Jabil Circuit, Inc.	5,851

		13,360

	Energy Equipment & Services — 2.1%
130	ENSCO International, Inc.	7,469
573	National Oilwell Varco, Inc. (a)	28,756
244	Transocean, Inc. (a)	26,834

		63,059

	Food & Staples Retailing — 2.4%
244	BJ’s Wholesale Club, Inc. (a)	9,478
1,067	Wal-Mart Stores, Inc.	63,891

		73,369

	Food Products — 0.3%
426	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	9,457

	Gas Utilities — 0.3%
187	Energen Corp.	8,458

	Health Care Equipment & Supplies — 0.6%
282	Baxter International, Inc.	18,527

	Health Care Providers & Services — 3.3%
1,024	Aetna, Inc.	36,962
306	AMERIGROUP Corp. (a)	7,729
504	Express Scripts, Inc. (a)	37,191
333	Omnicare, Inc.	9,580
222	Owens & Minor, Inc.	10,762

		102,224

	Health Care Technology — 0.3%
445	IMS Health, Inc.	8,419

	Hotels, Restaurants & Leisure — 1.6%
771	McDonald’s Corp.	47,558

	Household Durables — 0.6%
189	Snap-On, Inc.	9,926
296	Tupperware Brands Corp.	8,179

		18,105

	Household Products — 1.8%
194	Church & Dwight Co., Inc.	12,039
603	Procter & Gamble Co.	42,030

		54,069

	Insurance — 3.8%
547	ACE Ltd., (Switzerland)	29,614

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — Continued
370	Aspen Insurance Holdings Ltd., (Bermuda)	10,183
169	Assurant, Inc.	9,306
657	Chubb Corp. (The)	36,042
681	Travelers Cos., Inc. (The)	30,790

		115,935

	Internet & Catalog Retail — 0.2%
104	priceline.com, Inc. (a)	7,103

	Internet Software & Services — 0.3%
142	Sohu.com, Inc., (China) (a)	7,894

	IT Services — 1.8%
1,028	Accenture Ltd., (Bermuda), Class A	39,052
517	Broadridge Financial Solutions, Inc.	7,955
254	Hewitt Associates, Inc., Class A (a)	9,267

		56,274

	Leisure Equipment & Products — 0.3%
285	Hasbro, Inc.	9,888

	Life Sciences Tools & Services — 0.3%
256	Invitrogen Corp. (a)	9,684

	Machinery — 4.5%
194	AGCO Corp. (a)	8,279
613	Caterpillar, Inc.	36,547
547	Cummins, Inc.	23,915
220	Gardner Denver, Inc. (a)	7,652
816	Illinois Tool Works, Inc.	36,289
146	Joy Global, Inc.	6,604
340	Parker Hannifin Corp.	18,025

		137,311

	Marine — 0.1%
133	Genco Shipping & Trading Ltd.	4,417

	Media — 2.6%
1,290	DISH Network Corp., Class A (a)	27,094
256	Omnicom Group, Inc.	9,871
1,423	Walt Disney Co. (The)	43,672

		80,637

	Metals & Mining — 0.7%
114	Freeport-McMoRan Copper & Gold, Inc.	6,464
95	Nucor Corp.	3,756
125	United States Steel Corp.	9,686

		19,906

	Multiline Retail — 0.3%
311	Big Lots, Inc. (a)	8,661

	Multi-Utilities — 1.5%
861	Dominion Resources, Inc.	36,838
581	TECO Energy, Inc.	9,131

		45,969

	Oil, Gas & Consumable Fuels — 11.0%
882	Chevron Corp.	72,772
764	ConocoPhillips	55,978
1,760	Exxon Mobil Corp.	136,713
344	Murphy Oil Corp.	22,070
610	Occidental Petroleum Corp.	42,989
111	Walter Industries, Inc.	5,257

		335,779

	Personal Products — 0.6%
281	Herbalife Ltd., (Cayman Islands)	11,113
283	NBTY, Inc. (a)	8,348

		19,461

	Pharmaceuticals — 7.1%
1,033	Eli Lilly & Co.	45,461
985	Johnson & Johnson	68,241

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Pharmaceuticals — Continued
830	Merck & Co., Inc.	26,201
3,683	Pfizer, Inc.	67,917
594	Warner Chilcott Ltd., (Bermuda), Class A (a)	8,987

		216,807

	Real Estate Investment Trusts (REITs) — 1.4%
683	Annaly Capital Management, Inc.	9,189
326	Hospitality Properties Trust	6,694
669	ProLogis	27,605

		43,488

	Road & Rail — 2.1%
693	CSX Corp.	37,828
386	Norfolk Southern Corp.	25,577

		63,405

	Semiconductors & Semiconductor Equipment — 1.9%
305	Altera Corp.	6,312
636	Amkor Technology, Inc. (a)	4,054
244	Broadcom Corp., Class A (a)	4,538
613	Integrated Device Technology, Inc. (a)	4,765
547	Intel Corp.	10,245
391	MEMC Electronic Materials, Inc. (a)	11,047
309	National Semiconductor Corp.	5,325
760	ON Semiconductor Corp. (a)	5,136
276	Xilinx, Inc.	6,470

		57,892

	Software — 4.5%
336	BMC Software, Inc. (a)	9,611
1,486	CA, Inc.	29,669
2,548	Oracle Corp. (a)	51,758
363	Sybase, Inc. (a)	11,118
1,744	Symantec Corp. (a)	34,153

		136,309

	Specialty Retail — 2.5%
230	Advance Auto Parts, Inc.	9,106
299	Aeropostale, Inc. (a)	9,611
90	AutoZone, Inc. (a)	11,125
236	GameStop Corp., Class A (a)	8,070
618	Gap, Inc. (The)	10,983
275	Ross Stores, Inc.	10,130
577	TJX Cos., Inc.	17,595

		76,620

	Textiles, Apparel & Luxury Goods — 0.3%
197	Warnaco Group, Inc. (The) (a)	8,936

	Thrifts & Mortgage Finance — 1.5%
1,964	Hudson City Bancorp, Inc.	36,230
637	New York Community Bancorp, Inc.	10,689

		46,919

	Tobacco — 4.4%
2,109	Altria Group, Inc.	41,845
500	Lorillard, Inc.	35,604
1,073	Philip Morris International, Inc.	51,630
120	Reynolds American, Inc.	5,839

		134,918

	Total Common Stocks (Cost $3,157,326)	3,009,198

	Investment Company — 0.5%
785	Financial Select Sector SPDR Fund (Cost $17,445)	15,612

	Total Long-Term Investments (Cost $3,174,771)	3,024,810

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 0.9%
	Investment Company — 0.9%
28,757	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $28,757)	28,757

	Total Investments — 99.8% (Cost $3,203,528)	3,053,567
	Other Assets in Excess of Liabilities — 0.2%	6,330

	NET ASSETS — 100.0%	$3,059,897

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
71	S & P 500 Index	December, 2008	$20,721	$(369)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SPDR —	Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$228,461
Aggregate gross unrealized depreciation	(378,422)

Net unrealized appreciation/depreciation	$(149,961)

Federal income tax cost of investments	$3,203,528

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Intrepid America Fund
Level 1	$ 3,053,567	$ -	$ (369)
Level 2	-	-	-
Level 3	-	-	-
Total	$ 3,053,567	$ -	$ (369)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.6%
	Common Stocks — 98.1%
	Aerospace & Defense — 4.4%
266	General Dynamics Corp.	19,576
673	Honeywell International, Inc.	27,957
328	Lockheed Martin Corp.	35,955

		83,488

	Beverages — 2.7%
94	Central European Distribution Corp. (a)	4,284
505	Coca-Cola Co. (The)	26,681
413	Molson Coors Brewing Co., Class B	19,284

		50,249

	Biotechnology — 2.9%
295	Amgen, Inc. (a)	17,496
652	Gilead Sciences, Inc. (a) (c)	29,714
134	OSI Pharmaceuticals, Inc. (a) (c)	6,622

		53,832

	Capital Markets — 2.8%
24	BlackRock, Inc.	4,629
48	Goldman Sachs Group, Inc. (The)	6,183
254	Northern Trust Corp.	18,317
176	Raymond James Financial, Inc.	5,793
258	State Street Corp.	14,669
137	Waddell & Reed Financial, Inc., Class A	3,387

		52,978

	Chemicals — 2.1%
109	Airgas, Inc.	5,419
156	Celanese Corp., Class A	4,343
98	FMC Corp.	5,023
250	Mosaic Co. (The)	17,036
226	Olin Corp.	4,380
147	Rockwood Holdings, Inc. (a)	3,778

		39,979

	Commercial Services & Supplies — 0.3%
98	Brink’s Co. (The)	5,989

	Communications Equipment — 1.7%
132	CommScope, Inc. (a)	4,568
134	Harris Corp.	6,170
502	QUALCOMM, Inc.	21,575

		32,313

	Computers & Peripherals — 9.6%
212	Apple, Inc. (a)	24,101
1,333	Hewlett-Packard Co.	61,652
627	International Business Machines Corp.	73,346
174	Lexmark International, Inc., Class A (a)	5,665
241	NCR Corp. (a)	5,312
330	QLogic Corp. (a)	5,063
213	Western Digital Corp. (a)	4,544

		179,683

	Construction & Engineering — 1.0%
345	Fluor Corp.	19,232

	Containers & Packaging — 0.9%
244	Crown Holdings, Inc. (a)	5,424
108	Greif, Inc., Class A	7,064
119	Owens-Illinois, Inc. (a)	3,509

		15,997

	Diversified Consumer Services — 0.5%
119	DeVry, Inc.	5,903
171	H&R Block, Inc.	3,882

		9,785

	Diversified Financial Services — 0.2%
108	Nasdaq OMX Group (The) (a)	3,306

	Diversified Telecommunication Services — 0.6%
153	Embarq Corp.	6,212
524	Windstream Corp.	5,731

		11,943

	Electric Utilities — 0.9%
246	DPL, Inc.	6,103
256	Edison International	10,215

		16,318

	Electronic Equipment, Instruments & Components — 1.3%
179	Arrow Electronics, Inc. (a)	4,683
20	Mettler-Toledo International, Inc. (a)	1,991
614	Tyco Electronics Ltd., (Bermuda)	16,994

		23,668

	Energy Equipment & Services — 1.7%
81	ENSCO International, Inc.	4,671

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Energy Equipment & Services — Continued
250	Transocean, Inc. (a)	27,487

		32,158

	Food & Staples Retailing — 4.0%
175	BJ’s Wholesale Club, Inc. (a)	6,787
218	Kroger Co. (The)	5,988
1,039	Wal-Mart Stores, Inc.	62,249

		75,024

	Food Products — 1.0%
216	Flowers Foods, Inc.	6,354
252	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	5,593
86	General Mills, Inc.	5,906

		17,853

	Gas Utilities — 0.8%
117	Energen Corp.	5,284
113	National Fuel Gas Co.	4,779
104	Questar Corp.	4,268

		14,331

	Health Care Equipment & Supplies — 2.1%
598	Baxter International, Inc.	39,230

	Health Care Providers & Services — 3.7%
423	Express Scripts, Inc. (a)	31,233
713	Medco Health Solutions, Inc. (a)	32,074
140	Owens & Minor, Inc.	6,785

		70,092

	Hotels, Restaurants & Leisure — 2.4%
724	McDonald’s Corp.	44,658

	Household Durables — 0.3%
178	Tupperware Brands Corp.	4,918

	Household Products — 2.2%
132	Church & Dwight Co., Inc.	8,224
449	Colgate-Palmolive Co. (c)	33,862

		42,086

	Industrial Conglomerates — 0.2%
172	McDermott International, Inc. (a)	4,404

	Insurance — 0.9%
105	Assurant, Inc.	5,786
84	Chubb Corp. (The)	4,636
132	StanCorp Financial Group, Inc.	6,872

		17,294

	Internet & Catalog Retail — 0.2%
64	priceline.com, Inc. (a) (c)	4,373

	Internet Software & Services — 0.3%
92	Sohu.com, Inc., (China) (a)	5,123

	IT Services — 4.8%
835	Accenture Ltd., (Bermuda), Class A	31,740
179	Hewitt Associates, Inc., Class A (a)	6,505
135	MasterCard, Inc., Class A (c)	23,877
1,165	Western Union Co. (The)	28,748

		90,870

	Leisure Equipment & Products — 0.3%
180	Hasbro, Inc.	6,253

	Life Sciences Tools & Services — 2.1%
174	Applied Biosystems, Inc.	5,958
157	Invitrogen Corp. (a)	5,929
509	Thermo Fisher Scientific, Inc. (a)	28,006

		39,893

	Machinery — 2.5%
120	AGCO Corp. (a)	5,111
418	Cummins, Inc.	18,260
53	Flowserve Corp.	4,740
135	Gardner Denver, Inc. (a)	4,689
98	Joy Global, Inc.	4,440
89	Nordson Corp.	4,366
99	Parker Hannifin Corp.	5,244

		46,850

	Marine — 0.2%
118	Kirby Corp. (a)	4,490

	Media — 2.1%
556	DIRECTV Group, Inc. (The) (a)	14,549
875	DISH Network Corp., Class A (a)	18,382
208	Marvel Entertainment, Inc. (a)	7,088

		40,019

	Metals & Mining — 0.3%
31	Cleveland-Cliffs, Inc.	1,618
86	Compass Minerals International, Inc.	4,508

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Metals & Mining — Continued

		6,126

	Multiline Retail — 0.3%
211	Big Lots, Inc. (a)	5,882

	Multi-Utilities — 0.6%
262	Dominion Resources, Inc.	11,206

	Oil, Gas & Consumable Fuels — 9.3%
72	Alpha Natural Resources, Inc. (a)	3,685
147	Chesapeake Energy Corp.	5,281
270	Chevron Corp.	22,278
284	ConocoPhillips	20,825
91	Encore Acquisition Co. (a)	3,806
620	Exxon Mobil Corp.	48,114
120	Murphy Oil Corp.	7,668
283	Noble Energy, Inc.	15,721
557	Occidental Petroleum Corp.	39,265
115	W&T Offshore, Inc.	3,125
89	Walter Industries, Inc.	4,199

		173,967

	Personal Products — 0.4%
172	Herbalife Ltd., (Cayman Islands)	6,811

	Pharmaceuticals — 2.7%
261	Eli Lilly & Co.	11,472
398	Johnson & Johnson	27,573
212	Perrigo Co.	8,152
270	Warner Chilcott Ltd., (Bermuda), Class A (a)	4,075

		51,272

	Professional Services — 0.5%
56	FTI Consulting, Inc. (a)	4,027
122	Watson Wyatt Worldwide, Inc., Class A	6,065

		10,092

	Real Estate Investment Trusts (REITs) — 0.6%
406	Annaly Capital Management, Inc.	5,462
150	Nationwide Health Properties, Inc.	5,406

		10,868

	Road & Rail — 2.5%
487	CSX Corp.	26,587
312	Norfolk Southern Corp.	20,674

		47,261

	Semiconductors & Semiconductor Equipment — 3.5%
221	Altera Corp.	4,566
573	Amkor Technology, Inc. (a)	3,650
173	Broadcom Corp., Class A (a)	3,226
366	Integrated Device Technology, Inc. (a)	2,848
1,218	Intel Corp.	22,815
134	Linear Technology Corp.	4,110
278	Marvell Technology Group Ltd., (Bermuda) (a)	2,586
252	MEMC Electronic Materials, Inc. (a)	7,112
198	National Semiconductor Corp.	3,413
481	ON Semiconductor Corp. (a) (c)	3,248
154	Texas Instruments, Inc.	3,309
180	Xilinx, Inc.	4,219

		65,102

	Software — 7.1%
506	Activision Blizzard, Inc. (a)	7,809
1,841	Microsoft Corp.	49,128
2,381	Oracle Corp. (a)	48,364
208	Sybase, Inc. (a) (c)	6,364
1,141	Symantec Corp. (a)	22,341

		134,006

	Specialty Retail — 2.8%
145	Advance Auto Parts, Inc.	5,745
181	Aeropostale, Inc. (a)	5,812
46	AutoZone, Inc. (a)	5,655
399	Gap, Inc. (The) (c)	7,085
179	Ross Stores, Inc.	6,596
687	TJX Cos., Inc.	20,972

		51,865

	Textiles, Apparel & Luxury Goods — 0.3%
131	Warnaco Group, Inc. (The) (a)	5,938

	Thrifts & Mortgage Finance — 0.4%
395	Hudson City Bancorp, Inc.	7,295

	Tobacco — 3.1%
1,645	Altria Group, Inc.	32,640
544	Philip Morris International, Inc.	26,178

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Tobacco — Continued

		58,818

	Total Common Stocks (Cost $1,933,537)	1,845,188

	Investment Company — 0.5%
484	Financial Select Sector SPDR Fund (Cost $10,746)	9,616

	Total Long-Term Investments (Cost $1,944,283)	1,854,804

	Short-Term Investment — 1.4%
	Investment Company — 1.4%
26,485	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $26,485)	26,485

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 4.5%
	Investment Company — 4.5%
84,605	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $84,605)	84,605

	Total Investments — 104.5% (Cost $2,055,373)	1,965,894
	Liabilities in Excess of Other Assets — (4.5)%	(84,195)

	NET ASSETS — 100.0%	$1,881,699

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SPDR —	Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,180
Aggregate gross unrealized depreciation	(217,659)

Net unrealized appreciation/depreciation	$(89,479)

Federal income tax cost of investments	$2,055,373

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Intrepid Growth Fund
Level 1	$ 1,965,894	$ -
Level 2	-	-
Level 3	-	-
Total	$ 1,965,894	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.0%
	Common Stocks — 98.5%
	Aerospace & Defense — 3.9%
3	General Dynamics Corp.	221
3	Lockheed Martin Corp.	296
3	Raytheon Co.	169

		686

	Auto Components — 0.2%
1	Autoliv, Inc., (Sweden)	30

	Beverages — 1.5%
5	Pepsi Bottling Group, Inc.	143
6	PepsiAmericas, Inc.	115

		258

	Biotechnology — 0.6%
2	Amgen, Inc. (a)	101

	Capital Markets — 4.4%
3	Ares Capital Corp.	36
4	Bank of New York Mellon Corp. (The)	129
1	Federated Investors, Inc., Class B	38
1	Goldman Sachs Group, Inc. (The)	134
3	Knight Capital Group, Inc., Class A (a)	39
2	Morgan Stanley	44
2	Northern Trust Corp.	137
3	State Street Corp.	151
4	TD AMERITRADE Holding Corp. (a)	70

		778

	Chemicals — 1.2%
2	Celanese Corp., Class A	49
1	CF Industries Holdings, Inc.	55
3	Olin Corp.	51
2	Terra Industries, Inc.	62

		217

	Commercial Banks — 1.2%
1	Bank of Hawaii Corp.	75
2	National Penn Bancshares, Inc.	35
1	SVB Financial Group (a)	40
2	U.S. Bancorp	54

		204

	Commercial Services & Supplies — 0.4%
3	Allied Waste Industries, Inc. (a)	31
1	R.R. Donnelley & Sons Co.	33

		64

	Communications Equipment — 1.9%
21	Brocade Communications Systems, Inc. (a)	124
3	CommScope, Inc. (a)	113
2	Harris Corp.	106

		343

	Computers & Peripherals — 5.7%
7	Hewlett-Packard Co.	333
3	International Business Machines Corp.	292
4	Lexmark International, Inc., Class A (a)	142
8	QLogic Corp. (a)	130
5	Western Digital Corp. (a)	102

		999

	Construction & Engineering — 0.5%
2	Foster Wheeler Ltd. (a)	87

	Consumer Finance — 0.3%
1	Cash America International, Inc.	47

	Containers & Packaging — 0.3%
2	Owens-Illinois, Inc. (a)	48

	Diversified Consumer Services — 0.6%
1	Apollo Group, Inc., Class A (a)	42
3	H&R Block, Inc.	69

		111

	Diversified Financial Services — 3.6%
10	Bank of America Corp.	360
4	Citigroup, Inc.	76
1	Interactive Brokers Group, Inc. (a)	25
3	Nasdaq OMX Group (The) (a)	83
2	NYSE Euronext	94

		638

	Diversified Telecommunication Services — 2.4%
3	AT&T, Inc.	98
3	CenturyTel, Inc.	112
3	Embarq Corp.	105
9	Windstream Corp.	102

		417

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Electric Utilities — 1.9%
3	DPL, Inc.	75
3	Edison International	120
2	FirstEnergy Corp.	134

		329

	Energy Equipment & Services — 3.1%
2	ENSCO International, Inc.	133
4	National Oilwell Varco, Inc. (a)	188
2	Transocean, Inc. (a)	220

		541

	Food & Staples Retailing — 2.0%
3	BJ’s Wholesale Club, Inc. (a)	134
4	Kroger Co. (The)	123
4	SUPERVALU, Inc.	92

		349

	Food Products — 0.8%
2	Darling International, Inc. (a)	27
3	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	63
1	Ralcorp Holdings, Inc. (a)	47

		137

	Gas Utilities — 0.6%
2	Energen Corp.	102

	Health Care Providers & Services — 3.9%
6	Aetna, Inc.	199
1	Amedisys, Inc. (a)	34
2	AMERIGROUP Corp. (a)	43
2	Centene Corp. (a)	35
3	Cigna Corp.	107
1	LifePoint Hospitals, Inc. (a)	35
4	Omnicare, Inc.	114
2	Owens & Minor, Inc.	116

		683

	Health Care Technology — 0.5%
5	IMS Health, Inc.	97

	Hotels, Restaurants & Leisure — 1.1%
3	McDonald’s Corp.	191

	Household Durables — 0.7%
2	Leggett & Platt, Inc.	38
1	Snap-On, Inc.	42
1	Tupperware Brands Corp.	36

		116

	Household Products — 1.0%
3	Church & Dwight Co., Inc.	174

	Insurance — 4.0%
4	ACE Ltd., (Switzerland)	189
1	Allied World Assurance Co. Holdings Ltd., (Bermuda)	35
3	Aspen Insurance Holdings Ltd., (Bermuda)	80
1	Assurant, Inc.	77
3	Chubb Corp. (The)	184
3	Travelers Cos., Inc. (The)	136

		701

	Internet & Catalog Retail — 0.3%
1	priceline.com, Inc. (a)	48

	Internet Software & Services — 0.2%
4	EarthLink, Inc. (a)	37

	IT Services — 2.9%
8	Accenture Ltd., (Bermuda), Class A	287
3	Computer Sciences Corp. (a)	109
3	Hewitt Associates, Inc., Class A (a)	109

		505

	Leisure Equipment & Products — 0.2%
1	Hasbro, Inc.	36

	Life Sciences Tools & Services — 1.5%
5	Applied Biosystems, Inc.	163
3	Invitrogen Corp. (a)	106

		269

	Machinery — 3.9%
2	AGCO Corp. (a)	94
2	Caterpillar, Inc.	95
4	Cummins, Inc.	171
3	Gardner Denver, Inc. (a)	87
1	Joy Global, Inc.	36
3	Manitowoc Co., Inc. (The)	41
3	Parker Hannifin Corp.	152

		676

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Marine — 0.3%
2	Kirby Corp. (a)	57

	Media — 2.5%
5	DISH Network Corp., Class A (a)	114
4	Omnicom Group, Inc.	137
6	Walt Disney Co. (The)	180

		431

	Metals & Mining — 1.5%
1	Cleveland-Cliffs, Inc.	53
2	Freeport-McMoRan Copper & Gold, Inc.	112
2	Steel Dynamics, Inc.	39
1	United States Steel Corp.	66

		270

	Multiline Retail — 0.4%
3	Big Lots, Inc. (a)	72

	Multi-Utilities — 1.7%
2	Dominion Resources, Inc.	98
4	MDU Resources Group, Inc.	102
7	TECO Energy, Inc.	105

		305

	Oil, Gas & Consumable Fuels — 8.9%
4	Chevron Corp.	289
4	ConocoPhillips	275
4	Exxon Mobil Corp.	326
3	Frontline Ltd., (Bermuda)	120
3	Hess Corp.	250
4	Occidental Petroleum Corp.	271
1	Stone Energy Corp. (a)	34

		1,565

	Personal Products — 1.7%
1	Chattem, Inc. (a)	55
3	Herbalife Ltd., (Cayman Islands)	136
4	NBTY, Inc. (a)	117

		308

	Pharmaceuticals — 6.5%
5	Eli Lilly & Co.	218
2	Endo Pharmaceuticals Holdings, Inc. (a)	47
3	Johnson & Johnson	187
6	Merck & Co., Inc.	180
4	Perrigo Co.	156
12	Pfizer, Inc.	219
9	Warner Chilcott Ltd., (Bermuda), Class A (a)	131

		1,138

	Professional Services — 0.3%
1	Watson Wyatt Worldwide, Inc., Class A	50

	Real Estate Investment Trusts (REITs) — 1.9%
3	Annaly Capital Management, Inc.	37
1	Entertainment Properties Trust	38
2	National Retail Properties, Inc.	55
2	Omega Healthcare Investors, Inc.	47
4	ProLogis	159

		336

	Road & Rail — 1.5%
3	CSX Corp.	150
2	Norfolk Southern Corp.	106

		256

	Semiconductors & Semiconductor Equipment — 2.0%
2	Altera Corp.	39
4	Amkor Technology, Inc. (a)	26
4	Integrated Device Technology, Inc. (a)	32
4	Intel Corp.	83
1	MEMC Electronic Materials, Inc. (a)	41
2	National Semiconductor Corp.	29
5	ON Semiconductor Corp. (a)	31
3	Semtech Corp. (a)	36
4	Skyworks Solutions, Inc. (a)	30

		347

	Software — 4.0%
4	BMC Software, Inc. (a)	100
15	Oracle Corp. (a)	302
4	Sybase, Inc. (a)	114
9	Symantec Corp. (a)	179

		695

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Specialty Retail — 2.4%
3	Aeropostale, Inc. (a)	87
1	AutoZone, Inc. (a)	99
2	GameStop Corp., Class A (a)	68
9	Gap, Inc. (The)	163

		417

	Textiles, Apparel & Luxury Goods — 0.2%
1	Warnaco Group, Inc. (The) (a)	41

	Thrifts & Mortgage Finance — 2.2%
17	Hudson City Bancorp, Inc.	313
4	New York Community Bancorp, Inc.	70

		383

	Tobacco — 3.0%
13	Altria Group, Inc.	250
2	Lorillard, Inc.	174
2	Philip Morris International, Inc.	99

		523

	Wireless Telecommunication Services — 0.2%
3	Syniverse Holdings, Inc. (a)	41

	Total Common Stocks (Cost $17,970)	17,254

	Investment Company — 0.5%
	Mutual Fund — 0.5%
5	Financial Select Sector SPDR Fund (Cost $100)	90

	Total Long-Term Investments (Cost $18,070)	17,344

SHARES

	Short-Term Investment — 0.7%
	Investment Company — 0.7%
112	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $112)	112

	Total Investments — 99.7% (Cost $18,182)	17,456
	Other Assets in Excess of Liabilities — 0.3%	54

	NET ASSETS — 100.0%	$17,510

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SPDR— Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,450
Aggregate gross unrealized depreciation	(2,176)

Net unrealized appreciation/depreciation	($726)

Federal income tax cost of investments	$18,182

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Intrepid Multi Cap Fund Fund
Level 1	$ 17,456	$ -
Level 2	-	-
Level 3	-	-
Total	$ 17,456	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Positions — 123.5% (j)
	Long-Term Investments — 123.3%
	Common Stocks — 123.3%
	Aerospace & Defense — 3.9%
7	General Dynamics Corp.	515
5	Goodrich Corp.	200
12	Honeywell International, Inc.	503
6	Lockheed Martin Corp.	636
5	Raytheon Co.	255

		2,109

	Auto Components — 0.2%
3	Autoliv, Inc., (Sweden)	91

	Beverages — 1.0%
12	Molson Coors Brewing Co., Class B	556

	Capital Markets — 4.8%
10	Bank of New York Mellon Corp. (The)	332
2	Goldman Sachs Group, Inc. (The)	282
12	Invesco Ltd.	241
5	Investment Technology Group, Inc. (a)	158
2	Merrill Lynch & Co., Inc.	43
5	Morgan Stanley	103
5	Northern Trust Corp.	383
9	Raymond James Financial, Inc.	284
7	State Street Corp.	375
15	TD AMERITRADE Holding Corp. (a)	237
8	Waddell & Reed Financial, Inc., Class A	193

		2,631

	Chemicals — 2.0%
4	Airgas, Inc.	204
6	Celanese Corp., Class A	167
1	CF Industries Holdings, Inc.	128
3	FMC Corp.	164
3	Mosaic Co. (The)	225
9	Olin Corp.	182

		1,070

	Commercial Banks — 2.3%
6	Bank of Hawaii Corp.	294
11	BB&T Corp.	397
16	U.S. Bancorp	576

		1,267

	Commercial Services & Supplies — 0.5%
9	Metalico, Inc. (a)	55
4	Pitney Bowes, Inc.	123
4	R.R. Donnelley & Sons Co.	108

		286

	Communications Equipment — 1.8%
66	Brocade Communications Systems, Inc. (a)	383
10	CommScope, Inc. (a)	357
5	Harris Corp.	216

		956

	Computers & Peripherals — 5.8%
10	Dell, Inc. (a)	166
20	Hewlett-Packard Co.	919
7	International Business Machines Corp.	825
14	Lexmark International, Inc., Class A (a)	449
30	QLogic Corp. (a)	455
17	Western Digital Corp. (a)	358

		3,172

	Construction & Engineering — 1.0%
5	Fluor Corp.	284
8	Foster Wheeler Ltd. (a)	274

		558

	Consumer Finance — 0.4%
5	Capital One Financial Corp.	229

	Containers & Packaging — 1.5%
9	Crown Holdings, Inc. (a)	202
4	Greif, Inc., Class A	256
5	Owens-Illinois, Inc. (a)	147
7	Sonoco Products Co.	211

		816

	Diversified Consumer Services — 1.4%
11	Apollo Group, Inc., Class A (a)	652
3	DeVry, Inc.	124

		776

	Diversified Financial Services — 2.8%
33	Bank of America Corp.	1,144
8	Citigroup, Inc.	160
8	Nasdaq OMX Group (The) (a)	245

		1,549

JPMorgan Intrepid Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Diversified Telecommunication Services — 4.8%
29	AT&T, Inc.	800
13	CenturyTel, Inc.	484
10	Embarq Corp.	422
14	Verizon Communications, Inc.	452
40	Windstream Corp.	433

		2,591

	Electric Utilities — 2.0%
12	American Electric Power Co., Inc.	448
9	DPL, Inc.	231
10	Edison International	403

		1,082

	Electrical Equipment — 0.4%
6	Hubbell, Inc., Class B	200

	Electronic Equipment, Instruments & Components — 1.9%
7	Anixter International, Inc. (a)	411
14	Arrow Electronics, Inc. (a)	359
28	Jabil Circuit, Inc.	266

		1,036

	Energy Equipment & Services — 2.6%
7	ENSCO International, Inc.	428
4	Helmerich & Payne, Inc.	169
8	Oil States International, Inc. (a)	286
5	Transocean, Inc. (a)	549

		1,432

	Food & Staples Retailing — 2.3%
12	BJ’s Wholesale Club, Inc. (a)	467
19	Kroger Co. (The)	522
13	SUPERVALU, Inc.	271

		1,260

	Food Products — 0.7%
16	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	364

	Gas Utilities — 1.6%
5	Energen Corp.	204
5	National Fuel Gas Co.	215
5	Questar Corp.	200
9	UGI Corp.	227

		846

	Health Care Equipment & Supplies — 0.5%
7	Hospira, Inc. (a)	252

	Health Care Providers & Services — 3.8%
12	Aetna, Inc.	430
7	AMERIGROUP Corp. (a)	172
6	Cigna Corp.	197
7	Express Scripts, Inc. (a)	531
8	Omnicare, Inc.	227
5	Owens & Minor, Inc.	262
5	Quest Diagnostics, Inc.	269

		2,088

	Health Care Technology — 0.4%
11	IMS Health, Inc.	210

	Hotels, Restaurants & Leisure — 1.5%
4	Darden Restaurants, Inc.	109
12	McDonald’s Corp.	734

		843

	Household Durables — 0.7%
1	Garmin Ltd., (Cayman Islands) (a)	17
6	Leggett & Platt, Inc.	126
2	Snap-On, Inc.	127
3	Tupperware Brands Corp.	94

		364

	Household Products — 1.4%
8	Church & Dwight Co., Inc.	490
4	Procter & Gamble Co.	286

		776

	Industrial Conglomerates — 0.5%
10	McDermott International, Inc. (a)	266

	Insurance — 6.4%
10	ACE Ltd., (Switzerland)	529
6	Allied World Assurance Co. Holdings Ltd., (Bermuda)	210
9	American Financial Group, Inc.	257
4	Arch Capital Group Ltd., (Bermuda) (a)	277
9	Aspen Insurance Holdings Ltd., (Bermuda)	256
4	Assurant, Inc.	231
7	Axis Capital Holdings Ltd., (Bermuda)	216
9	Chubb Corp. (The)	516
4	PartnerRe Ltd., (Bermuda)	238

JPMorgan Intrepid Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — Continued
5	StanCorp Financial Group, Inc.	265
10	Travelers Cos., Inc. (The)	461

		3,456

	Internet & Catalog Retail — 0.3%
2	priceline.com, Inc. (a)	164

	IT Services — 3.3%
21	Accenture Ltd., (Bermuda), Class A	794
7	Affiliated Computer Services, Inc., Class A (a)	375
18	Broadridge Financial Solutions, Inc.	275
9	Hewitt Associates, Inc., Class A (a)	339

		1,783

	Leisure Equipment & Products — 0.2%
4	Hasbro, Inc.	128

	Life Sciences Tools & Services — 1.8%
15	Applied Biosystems, Inc.	514
12	Invitrogen Corp. (a)	446

		960

	Machinery — 5.8%
6	AGCO Corp. (a)	273
9	Caterpillar, Inc.	542
9	Cummins, Inc.	394
5	Eaton Corp.	259
3	Flowserve Corp.	249
8	Gardner Denver, Inc. (a)	267
6	Joy Global, Inc.	248
5	Lincoln Electric Holdings, Inc.	289
10	Manitowoc Co., Inc. (The)	152
9	Parker Hannifin Corp.	466

		3,139

	Marine — 0.3%
2	Genco Shipping & Trading Ltd.	63
3	Kirby Corp. (a)	99

		162

	Media — 3.7%
14	DIRECTV Group, Inc. (The) (a)	374
13	DISH Network Corp., Class A (a)	281
12	DreamWorks Animation SKG, Inc., Class A (a)	371
8	Marvel Entertainment, Inc. (a)	270
9	Omnicom Group, Inc.	339
13	Walt Disney Co. (The)	387

		2,022

	Metals & Mining — 0.8%
3	Compass Minerals International, Inc.	173
2	Schnitzer Steel Industries, Inc.	59
3	United States Steel Corp.	233

		465

	Multiline Retail — 0.4%
9	Big Lots, Inc. (a)	245

	Multi-Utilities — 1.8%
12	Dominion Resources, Inc.	522
8	MDU Resources Group, Inc.	238
14	TECO Energy, Inc.	217

		977

	Oil, Gas & Consumable Fuels — 10.8%
6	Anadarko Petroleum Corp.	301
7	Chevron Corp.	610
4	Cimarex Energy Co.	186
9	ConocoPhillips	623
6	Devon Energy Corp.	566
9	Exxon Mobil Corp.	685
8	Frontline Ltd., (Bermuda)	389
6	Hess Corp.	525
8	Murphy Oil Corp.	532
8	Noble Energy, Inc.	439
9	Occidental Petroleum Corp.	641
9	W&T Offshore, Inc.	235
3	Walter Industries, Inc.	138

		5,870

	Paper & Forest Products — 0.7%
39	Domtar Corp., (Canada) (a)	180
8	International Paper Co.	209

		389

	Personal Products — 1.4%
12	Herbalife Ltd., (Cayman Islands)	486
9	NBTY, Inc. (a)	257

		743

JPMorgan Intrepid Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Pharmaceuticals — 7.7%
14	Eli Lilly & Co.	625
21	Endo Pharmaceuticals Holdings, Inc. (a)	420
11	Johnson & Johnson	769
12	Merck & Co., Inc.	375
13	Perrigo Co.	504
42	Pfizer, Inc.	774
31	Warner Chilcott Ltd., (Bermuda), Class A (a)	464
8	Watson Pharmaceuticals, Inc. (a)	239

		4,170

	Professional Services — 0.2%
2	Watson Wyatt Worldwide, Inc., Class A	119

	Real Estate Investment Trusts (REITs) — 1.6%
3	AMB Property Corp.	113
8	Annaly Capital Management, Inc.	113
5	Hospitality Properties Trust	111
13	ProLogis	520

		857

	Road & Rail — 2.2%
8	CSX Corp.	437
7	Norfolk Southern Corp.	463
2	Ryder System, Inc.	124
2	Union Pacific Corp.	157

		1,181

	Semiconductors & Semiconductor Equipment — 2.0%
13	Amkor Technology, Inc. (a)	82
11	Integrated Device Technology, Inc. (a)	85
10	Intel Corp.	189
7	MEMC Electronic Materials, Inc. (a)	195
11	National Semiconductor Corp.	181
28	ON Semiconductor Corp. (a)	189
8	Texas Instruments, Inc.	176

		1,097

	Software — 6.4%
10	BMC Software, Inc. (a)	289
32	CA, Inc.	637
33	Compuware Corp. (a)	317
39	Oracle Corp. (a)	796
19	Parametric Technology Corp. (a)	344
11	Sybase, Inc. (a)	344
38	Symantec Corp. (a)	744

		3,471

	Specialty Retail — 4.3%
6	Advance Auto Parts, Inc.	218
8	Aeropostale, Inc. (a)	247
2	AutoZone, Inc. (a)	259
5	GameStop Corp., Class A (a)	175
30	Gap, Inc. (The)	528
14	RadioShack Corp.	237
7	Ross Stores, Inc.	250
15	TJX Cos., Inc.	452

		2,366

	Textiles, Apparel & Luxury Goods — 0.7%
4	Fossil, Inc. (a)	107
2	V.F. Corp.	124
3	Warnaco Group, Inc. (The) (a)	127

		358

	Thrifts & Mortgage Finance — 1.1%
25	Hudson City Bancorp, Inc.	461
7	New York Community Bancorp, Inc.	121

		582

	Tobacco — 4.9%
33	Altria Group, Inc.	651
10	Lorillard, Inc.	740
14	Philip Morris International, Inc.	649
13	Reynolds American, Inc.	630

		2,670

	Total Long-Term Investments (Cost $73,024)	67,050

	Short-Term Investment — 0.2%
	Investment Company — 0.2%
96	JPMorgan Prime Money Market Fund, Institutional Class Shares (b)	96

JPMorgan Intrepid Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — Continued
	Investment Company — Continued (Cost $96)
	Total Investments — 123.5% (Cost $73,120)	67,146
	Liabilities in Excess of Other Assets — (23.5)%	(12,781)

	NET ASSETS — 100.0%	$54,365

	Short Positions — 24.0%
	Common Stocks — 24.0%
	Aerospace & Defense — 0.8%
10	BE Aerospace, Inc. (a)	152
11	Hexcel Corp. (a)	156
10	Spirit Aerosystems Holdings, Inc., Class A (a)	154

		462

	Air Freight & Logistics — 0.4%
3	FedEx Corp.	221

	Airlines — 0.2%
12	Northwest Airlines Corp. (a)	106

	Biotechnology — 0.5%
8	Vertex Pharmaceuticals, Inc. (a)	257

	Building Products — 1.4%
14	Masco Corp.	251
11	Owens Corning, Inc. (a)	258
9	USG Corp. (a)	231

		740

	Chemicals — 0.4%
4	Cabot Corp.	130
16	Chemtura Corp.	71

		201

	Commercial Services & Supplies — 0.2%
4	Iron Mountain, Inc. (a)	106

	Communications Equipment — 1.6%
79	Alcatel-Lucent, (France), ADR (a)	304
49	Motorola, Inc.	351
50	Tellabs, Inc. (a)	202

		857

	Computers & Peripherals — 0.3%
23	Sun Microsystems, Inc. (a)	176

	Construction & Engineering — 0.4%
8	Quanta Services, Inc. (a)	208

	Containers & Packaging — 0.4%
6	Sealed Air Corp.	125
15	Smurfit-Stone Container Corp. (a)	70

		195

	Diversified Telecommunication Services — 0.3%
68	Level 3 Communications, Inc. (a)	184

	Electric Utilities — 0.2%
3	PPL Corp.	115

	Electrical Equipment — 0.3%
5	Rockwell Automation, Inc.	187

	Energy Equipment & Services — 0.6%
5	Dril-Quip, Inc. (a)	195
5	Exterran Holdings, Inc. (a)	160

		355

	Food & Staples Retailing — 0.1%
62	Rite Aid Corp. (a)	52

	Food Products — 1.4%
8	Campbell Soup Co.	290
10	Dean Foods Co. (a)	231
6	Hershey Co. (The)	237

		758

	Health Care Equipment & Supplies — 0.5%
4	Immucor, Inc. (a)	134
3	ResMed, Inc. (a)	134

		268

	Hotels, Restaurants & Leisure — 1.2%
5	Las Vegas Sands Corp. (a)	162
4	Marriott International, Inc., Class A	110
7	MGM Mirage (a)	188
4	Royal Caribbean Cruises Ltd.	87
7	Starbucks Corp. (a)	104

		651

	Household Durables — 0.6%
8	D.R. Horton, Inc.	102

JPMorgan Intrepid Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued
	Household Durables — Continued
3	Harman International Industries, Inc.	109
8	Pulte Homes, Inc.	113

		324

	Independent Power Producers & Energy Traders — 0.3%
20	Dynegy, Inc., Class A (a)	72
3	Ormat Technologies, Inc.	91

		163

	Insurance — 1.9%
6	Arthur J. Gallagher & Co.	141
6	Brown & Brown, Inc.	138
4	Cincinnati Financial Corp.	122
14	Conseco, Inc. (a)	48
9	Fidelity National Financial, Inc., Class A	135
5	First American Corp.	154
12	Old Republic International Corp.	157
7	XL Capital Ltd., (Bermuda), Class A	131

		1,026

	IT Services — 1.4%
8	Cognizant Technology Solutions Corp., Class A (a)	183
2	DST Systems, Inc. (a)	123
14	Paychex, Inc.	459

		765

	Leisure Equipment & Products — 0.2%
7	Eastman Kodak Co.	111

	Machinery — 0.7%
6	Pall Corp.	206
7	Trinity Industries, Inc.	180

		386

	Media — 0.8%
5	Cablevision Systems Corp., Class A	128
7	Clear Channel Outdoor Holdings, Inc., Class A (a)	93
9	Time Warner Cable, Inc., Class A (a)	223

		444

	Metals & Mining — 0.6%
7	Alcoa, Inc.	156
2	Allegheny Technologies, Inc.	68
10	Titanium Metals Corp.	115

		339

	Multiline Retail — 1.3%
4	J.C. Penney Co., Inc.	130
5	Kohl’s Corp. (a)	235
4	Nordstrom, Inc.	121
4	Target Corp.	196

		682

	Paper & Forest Products — 0.7%
5	MeadWestvaco Corp.	119
4	Weyerhaeuser Co.	238

		357

	Pharmaceuticals — 0.2%
2	Allergan, Inc.	118

	Professional Services — 0.1%
2	Corporate Executive Board Co. (The)	63

	Real Estate Management & Development — 0.1%
3	Forest City Enterprises, Inc., Class A	83

	Road & Rail — 0.2%
14	Hertz Global Holdings, Inc. (a)	104

	Semiconductors & Semiconductor Equipment — 0.2%
10	Advanced Micro Devices, Inc. (a)	55
14	Micron Technology, Inc. (a)	56

		111

	Software — 1.4%
10	Electronic Arts, Inc. (a)	368
41	Novell, Inc. (a)	212
11	Red Hat, Inc. (a)	160

		740

	Specialty Retail — 0.7%
11	Lowe’s Cos., Inc.	254
4	O’Reilly Automotive, Inc. (a)	115

		369

	Thrifts & Mortgage Finance — 0.1%
14	Sovereign Bancorp, Inc.	55

JPMorgan Intrepid Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued
	Water Utilities — 0.2%
6	Aqua America, Inc.	112

	Wireless Telecommunication Services — 1.1%
15	MetroPCS Communications, Inc. (a)	214
5	NII Holdings, Inc. (a)	171
4	U.S. Cellular Corp. (a)	197

		582

	Total Short Positions (Proceeds $17,631)	13,033

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,719
Aggregate gross unrealized depreciation	(9,693)

Net unrealized appreciation/depreciation	($5,974)

Federal income tax cost of investments	$73,120

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Other Financial Instruments*
Intrepid Plus Fund
Level 1	$ 67,146	$ (12,729)	$ -
Level 2	-	(304)	-
Level 3	-	-	-
Total	$ 67,146	$ (13,033)	$ -

† Liabilities in securities sold short may include written options.
* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.1%
	Common Stocks — 98.6%
	Aerospace & Defense — 3.3%
35	Boeing Co.	2,005
31	General Dynamics Corp.	2,271
54	Honeywell International, Inc.	2,260
8	L-3 Communications Holdings, Inc.	831
30	Lockheed Martin Corp.	3,260

		10,627

	Airlines — 0.2%
46	Southwest Airlines Co.	664

	Auto Components — 0.4%
24	Autoliv, Inc., (Sweden)	815
43	Lear Corp. (a)	450

		1,265

	Beverages — 1.0%
59	Constellation Brands, Inc., Class A (a)	1,273
36	Pepsi Bottling Group, Inc.	1,040
51	PepsiAmericas, Inc.	1,051

		3,364

	Building Products — 0.3%
26	Lennox International, Inc.	863

	Capital Markets — 5.4%
14	Ameriprise Financial, Inc.	533
44	Apollo Investment Corp. (c)	757
24	Bank of New York Mellon Corp. (The)	782
22	Franklin Resources, Inc.	1,934
36	Goldman Sachs Group, Inc. (The)	4,576
29	Invesco Ltd.	607
80	Merrill Lynch & Co., Inc.	2,028
83	Morgan Stanley	1,906
31	Raymond James Financial, Inc.	1,012
38	State Street Corp.	2,173
61	TD AMERITRADE Holding Corp. (a)	991

		17,299

	Chemicals — 1.3%
24	Celanese Corp., Class A	666
6	CF Industries Holdings, Inc.	576
38	Olin Corp.	733
37	PPG Industries, Inc.	2,170

		4,145

	Commercial Banks — 6.8%
20	Bank of Hawaii Corp.	1,056
112	BB&T Corp.	4,247
35	PNC Financial Services Group, Inc.	2,628
82	TCF Financial Corp.	1,474
216	U.S. Bancorp	7,771
130	Wells Fargo & Co.	4,873

		22,049

	Commercial Services & Supplies — 0.6%
31	Pitney Bowes, Inc.	1,036
33	R.R. Donnelley & Sons Co.	805

		1,841

	Computers & Peripherals — 2.2%
83	Hewlett-Packard Co.	3,852
28	International Business Machines Corp.	3,228

		7,080

	Consumer Finance — 1.3%
71	Capital One Financial Corp. (c)	3,621
51	Discover Financial Services	699

		4,320

	Containers & Packaging — 0.5%
26	Owens-Illinois, Inc. (a)	757
32	Sonoco Products Co.	936

		1,693

	Diversified Financial Services — 6.5%
381	Bank of America Corp.	13,322
256	Citigroup, Inc.	5,254
22	Nasdaq OMX Group (The) (a)	683
45	NYSE Euronext	1,747

		21,006

	Diversified Telecommunication Services — 5.0%
432	AT&T, Inc.	12,048
34	CenturyTel, Inc.	1,250
21	Embarq Corp.	862
279	Qwest Communications International, Inc.	901
100	Windstream Corp.	1,093

		16,154

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Electric Utilities — 3.0%
130	American Electric Power Co., Inc.	4,825
41	DPL, Inc.	1,018
96	Edison International	3,840

		9,683

	Energy Equipment & Services — 0.8%
24	Transocean, Inc. (a)	2,609

	Food & Staples Retailing — 1.0%
23	BJ’s Wholesale Club, Inc. (a)	901
35	SUPERVALU, Inc.	767
28	Wal-Mart Stores, Inc.	1,683

		3,351

	Food Products — 0.3%
45	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	990

	Gas Utilities — 0.3%
19	Energen Corp.	867

	Health Care Equipment & Supplies — 0.3%
29	Kinetic Concepts, Inc. (a)	823

	Health Care Providers & Services — 2.4%
114	Aetna, Inc.	4,131
30	Cigna Corp.	1,008
33	Omnicare, Inc.	935
35	WellPoint, Inc. (a)	1,653

		7,727

	Hotels, Restaurants & Leisure — 0.3%
32	Darden Restaurants, Inc.	908

	Household Durables — 0.9%
18	Snap-On, Inc.	951
27	Stanley Works (The)	1,127
29	Tupperware Brands Corp.	790

		2,868

	Household Products — 1.3%
12	Energizer Holdings, Inc. (a)	995
50	Kimberly-Clark Corp.	3,235

		4,230

	Industrial Conglomerates — 2.4%
309	General Electric Co.	7,891

	Insurance — 6.4%
69	ACE Ltd., (Switzerland)	3,722
20	Allied World Assurance Co. Holdings Ltd., (Bermuda)	705
14	Arch Capital Group Ltd., (Bermuda) (a)	1,004
94	Chubb Corp. (The)	5,133
33	Endurance Specialty Holdings Ltd., (Bermuda)	1,011
16	Hartford Financial Services Group, Inc.	668
50	Loews Corp.	1,981
15	PartnerRe Ltd., (Bermuda)	1,035
119	Travelers Cos., Inc. (The)	5,397

		20,656

	Internet & Catalog Retail — 0.3%
57	Expedia, Inc. (a)	856

	IT Services — 0.5%
18	Accenture Ltd., (Bermuda), Class A	690
21	Computer Sciences Corp. (a)	852

		1,542

	Leisure Equipment & Products — 0.3%
27	Hasbro, Inc.	930

	Machinery — 1.9%
17	AGCO Corp. (a)	720
50	Caterpillar, Inc.	2,956
9	Eaton Corp.	480
15	Gardner Denver, Inc. (a)	509
26	Parker Hannifin Corp.	1,365

		6,030

	Media — 3.0%
54	CBS Corp., Class B	790
144	DISH Network Corp., Class A (a)	3,018
52	Omnicom Group, Inc.	2,007
128	Walt Disney Co. (The)	3,936

		9,751

	Metals & Mining — 0.5%
11	Freeport-McMoRan Copper & Gold, Inc.	608
13	United States Steel Corp.	1,013

		1,621

	Multi-Utilities — 2.9%
34	Alliant Energy Corp.	1,086

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Multi-Utilities — Continued
79	CenterPoint Energy, Inc.	1,144
123	Dominion Resources, Inc.	5,260
32	MDU Resources Group, Inc.	916
59	TECO Energy, Inc.	933

		9,339

	Office Electronics — 0.2%
52	Xerox Corp.	599

	Oil, Gas & Consumable Fuels — 15.1%
152	Chevron Corp.	12,525
124	ConocoPhillips	9,079
287	Exxon Mobil Corp.	22,323
18	Frontline Ltd., (Bermuda)	858
50	Occidental Petroleum Corp.	3,523
12	Walter Industries, Inc.	560

		48,868

	Paper & Forest Products — 0.6%
75	International Paper Co.	1,974

	Personal Products — 0.7%
30	Herbalife Ltd., (Cayman Islands)	1,192
39	NBTY, Inc. (a)	1,154

		2,346

	Pharmaceuticals — 8.4%
143	Eli Lilly & Co.	6,279
47	Endo Pharmaceuticals Holdings, Inc. (a)	947
71	Johnson & Johnson	4,905
99	Merck & Co., Inc.	3,119
586	Pfizer, Inc.	10,801
68	Warner Chilcott Ltd., (Bermuda), Class A (a)	1,026

		27,077

	Professional Services — 0.2%
18	Manpower, Inc.	779

	Real Estate Investment Trusts (REITs) — 2.2%
69	Annaly Capital Management, Inc.	929
45	Hospitality Properties Trust	913
111	ProLogis	4,587
35	Senior Housing Properties Trust	826

		7,255

	Real Estate Management & Development — 0.2%
16	Jones Lang LaSalle, Inc.	687

	Road & Rail — 0.5%
14	Con-way, Inc.	611
15	Norfolk Southern Corp.	990

		1,601

	Semiconductors & Semiconductor Equipment — 0.3%
89	Amkor Technology, Inc. (a)	566
80	ON Semiconductor Corp. (a) (c)	542

		1,108

	Software — 0.8%
74	Oracle Corp. (a)	1,512
39	Sybase, Inc. (a) (c)	1,189

		2,701

	Specialty Retail — 2.4%
8	AutoZone, Inc. (a)	1,030
28	Best Buy Co., Inc.	1,039
149	Gap, Inc. (The)	2,646
60	RadioShack Corp.	1,031
26	Ross Stores, Inc.	959
37	TJX Cos., Inc.	1,138

		7,843

	Thrifts & Mortgage Finance — 0.3%
54	Washington Federal, Inc.	987

	Tobacco — 3.1%
224	Altria Group, Inc.	4,453
64	Lorillard, Inc.	4,542
19	Reynolds American, Inc.	912

		9,907

	Total Common Stocks (Cost $351,867)	318,774

	Investment Company — 0.5%
84	Financial Select Sector SPDR Fund (Cost $1,860)	1,665

	Total Long-Term Investments (Cost $353,727)	320,439

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 0.3%
	Investment Company — 0.3%
811	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $811)	811

	Investments of Cash Collateral for Securities on Loan — 1.7%
	Investment Company — 1.7%
5,356	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $5,356)	5,356

	Total Investments — 101.1% (Cost $359,894)	326,606
	Liabilities in Excess of Other Assets — (1.1)%	(3,400)

	NET ASSETS — 100.0%	$323,206

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SPDR — Standard & Poor’s Depository Receipts
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,140
Aggregate gross unrealized depreciation	(46,428)

Net unrealized appreciation/depreciation	$(33,288)

Federal income tax cost of investments	$359,894

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Intrepid Value Fund
Level 1	$ 326,606	$ -
Level 2	-	-
Level 3	-	-
Total	$ 326,606	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrinsic Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 100.7%
	Common Stocks — 98.4%
	Aerospace & Defense — 1.2%
1,620	Spirit Aerosystems Holdings, Inc., Class A (a)	26,033

	Beverages — 0.5%
170	Anheuser-Busch Cos., Inc. (m)	11,030

	Capital Markets — 3.9%
2,000	BGC Partners, Inc., Class A	8,580
2,360	Morgan Stanley	54,280
1,180	TD AMERITRADE Holding Corp. (a)	19,116

		81,976

	Chemicals — 4.4%
1,100	Lanxess AG, (Germany)	30,294
4,000	Rhodia S.A., (France)	62,507

		92,801

	Commercial Banks — 1.3%
300	Societe Generale, (France)	26,949

	Commercial Services & Supplies — 0.8%
1,500	Allied Waste Industries, Inc. (a) (m)	16,665

	Communications Equipment — 5.0%
2,480	Cisco Systems, Inc. (a)	55,949
3,150	Corning, Inc.	49,266

		105,215

	Construction & Engineering — 1.3%
1,440	KHD Humboldt Wedag International Ltd., (Hong Kong) (a)	27,619

	Consumer Finance — 3.1%
1,460	EZCORP, Inc., Class A (a)	27,448
1,370	First Cash Financial Services, Inc. (a)	20,550
1,420	SLM Corp. (a)	17,523

		65,521

	Containers & Packaging — 0.5%
270	Ball Corp.	10,662

	Diversified Financial Services — 5.5%
1,750	Bank of America Corp.	61,250
2,170	Onex Corp., (Canada)	56,011

		117,261

	Electronic Equipment, Instruments & Components — 4.7%
1,910	Arrow Electronics, Inc. (a) (m)	50,080
1,990	Avnet, Inc. (a)	49,014

		99,094

	Energy Equipment & Services — 1.6%
300	Transocean, Inc. (a)	32,952

	Food & Staples Retailing — 4.8%
1,570	CVS/Caremark Corp.	52,846
2,110	Safeway, Inc.	50,049

		102,895

	Health Care Providers & Services — 4.5%
670	Aetna, Inc. (m)	24,194
1,520	WellPoint, Inc. (a)	71,090

		95,284

	Hotels, Restaurants & Leisure — 2.6%
1,100	International Game Technology	18,898
1,760	Royal Caribbean Cruises Ltd.	36,520

		55,418

	Insurance — 1.9%
4,730	Genworth Financial, Inc., Class A	40,725

	IT Services — 3.4%
1,210	Fidelity National Information Services, Inc.	22,337
3,040	VeriFone Holdings, Inc. (a)	50,281

		72,618

	Machinery — 4.0%
1,110	Joy Global, Inc.	50,106
1,310	Kennametal, Inc.	35,527

		85,633

	Media — 6.7%
5,960	News Corp., Class A	71,460
1,620	Time Warner Cable, Inc., Class A (a)	39,204
3,930	Virgin Media, Inc.	31,047

		141,711

	Oil, Gas & Consumable Fuels — 7.3%
430	Consol Energy, Inc.	19,733
1,480	El Paso Corp.	18,885
710	Exxon Mobil Corp.	55,138

JPMorgan Intrinsic Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Oil, Gas & Consumable Fuels — Continued
690	Marathon Oil Corp.	27,510
430	Peabody Energy Corp.	19,350
500	Teekay Corp., (Bahamas)	13,190

		153,806

	Pharmaceuticals — 5.2%
1,510	Merck & Co., Inc.	47,656
370	Schering-Plough Corp., 6.00%, 08/13/10	63,362

		111,018

	Professional Services — 2.9%
740	Manpower, Inc.	31,938
1,190	Robert Half International, Inc.	29,453

		61,391

	Real Estate Investment Trusts (REITs) — 6.1%
700	Annaly Capital Management, Inc. (m)	9,415
10,930	CapLease, Inc.	86,675
12,970	iStar Financial, Inc.	33,722

		129,812

	Real Estate Management & Development — 2.4%
1,860	Brookfield Asset Management, Inc., (Canada), Class A	51,039

	Road & Rail — 3.3%
9,160	Hertz Global Holdings, Inc. (a)	69,341

	Semiconductors & Semiconductor Equipment — 1.2%
250	KLA-Tencor Corp.	7,913
250	Lam Research Corp. (a)	7,872
600	Tessera Technologies, Inc. (a)	9,804

		25,589

	Software — 6.4%
1,570	CA, Inc.	31,337
1,790	Microsoft Corp.	47,775
1,780	Symantec Corp. (a)	34,853
1,100	Synopsys, Inc. (a)	21,945

		135,910

	Thrifts & Mortgage Finance — 1.9%
5,750	MGIC Investment Corp.	40,423

	Total Common Stocks (Cost $2,745,202)	2,086,391

	Preferred Stock — 2.3%
	Consumer Finance — 2.3%
80	SLM Corp., Series C, 7.25%, 12/15/10 (Cost $52,001)	49,890

	Total Long-Term Investments (Cost $2,797,203)	2,136,281

	Short-Term Investment — 4.9%
	Investment Company — 4.9%
104,044	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $104,044)	104,044

	Total Investments — 105.6% (Cost $2,901,247)	2,240,325
	Liabilities in Excess of Other Assets — (5.6)%	(119,555)

	NET ASSETS — 100.0%	$2,120,770

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

JPMorgan Intrinsic Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,023
Aggregate gross unrealized depreciation	(691,945)

Net unrealized appreciation/depreciation	$(660,922)

Federal income tax cost of investments	$2,901,247

OPTIONS WRITTEN

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE

Genworth Financial, Inc., Class A	$17.50	03/21/09	38	$(40,280)
iStar Financial, Inc.	12.50	01/17/09	6	(5,280)
MGIC Investment Corp.	12.50	01/16/10	22	(17,600)
MGIC Investment Corp.	15.00	01/17/09	28	(24,080)
News Corp., Class A	17.50	01/17/09	3	(600)
WellPoint, Inc.	45.00	01/17/09	5	(2,000)
WellPoint, Inc.	50.00	12/20/08	5	(3,200)

				$(93,040)
(Premiums received of $46,539)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Other Financial Instruments*
Intrinsic Value Fund
Level 1	$ 2,007,322	$ (93,040)	$ -
Level 2	233,003	-	-
Level 3	-	-	-
Total	$ 2,240,325	$ (93,040)	$ -

† Liabilities in securities sold short may include written options.
* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Micro Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.0%
	Common Stocks — 95.5%
	Air Freight & Logistics — 1.5%
9	Forward Air Corp.	245

	Biotechnology — 0.7%
2	Myriad Genetics, Inc. (a)	112

	Chemicals — 0.8%
8	Zep, Inc.	136

	Commercial Banks — 0.3%
5	Horizon Financial Corp.	44

	Commercial Services & Supplies — 3.1%
12	Cornell Cos., Inc. (a)	328
19	Interface, Inc., Class A	213

		541

	Communications Equipment — 1.2%
11	Neutral Tandem, Inc. (a)	198

	Construction & Engineering — 0.5%
2	Northwest Pipe Co. (a)	87

	Diversified Consumer Services — 2.3%
14	Nobel Learning Communities, Inc. (a)	230
19	thinkorswim Group, Inc. (a)	161

		391

	Electronic Equipment, Instruments & Components — 2.9%
37	Mercury Computer Systems, Inc. (a)	333
5	ScanSource, Inc. (a)	157

		490

	Energy Equipment & Services — 0.7%
1	Lufkin Industries, Inc.	115

	Food Products — 2.9%
85	Cuisine Solutions, Inc. (a)	208
8	J & J Snack Foods Corp.	284

		492

	Health Care Equipment & Supplies — 4.8%
36	Electro-Optical Sciences, Inc. (a)	187
19	NMT Medical, Inc. (a)	60
65	Power Medical Interventions, Inc. (a)	211
176	Synergetics USA, Inc. (a)	353

		811

	Health Care Providers & Services — 6.6%
103	Five Star Quality Care, Inc. (a)	386
12	Genoptix, Inc. (a)	404
13	IPC The Hospitalist Co., Inc. (a)	337

		1,127

	Hotels, Restaurants & Leisure — 6.5%
3	Benihana, Inc. (a)	16
22	Benihana, Inc., Class A (a)	101
18	Carrols Restaurant Group, Inc. (a)	54
15	Gaylord Entertainment Co. (a)	434
17	Great Wolf Resorts, Inc. (a)	63
8	Monarch Casino & Resort, Inc. (a)	96
7	Ruby Tuesday, Inc. (a)	41
206	Youbet.com, Inc. (a)	301

		1,106

	Insurance — 7.7%
19	American Physicians Service Group, Inc.	397
38	Meadowbrook Insurance Group, Inc.	268
6	ProAssurance Corp. (a)	335
5	RLI Corp.	314

		1,314

	Internet & Catalog Retail — 0.5%
9	Shutterfly, Inc. (a)	85

	Internet Software & Services — 12.5%
4	Equinix, Inc. (a)	253
22	Knot, Inc. (The) (a)	180
28	Liquidity Services, Inc. (a)	305
74	SoundBite Communications, Inc. (a)	178
84	Spark Networks, Inc. (a)	327
26	Switch & Data Facilities Co., Inc. (a)	326
561	Think Partnership, Inc. (a)	112
10	Vocus, Inc. (a)	330
17	Website Pros, Inc. (a)	93

		2,104

	Leisure Equipment & Products — 3.0%
20	Smith & Wesson Holding Corp. (a)	74
98	Summer Infant, Inc. (a)	437

		511

JPMorgan Micro Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Life Sciences Tools & Services — 4.2%
43	Enzo Biochem, Inc. (a)	477
6	Illumina, Inc. (a)	230

		707

	Machinery — 1.4%
9	Altra Holdings, Inc. (a)	137
3	RBC Bearings, Inc. (a)	104

		241

	Media — 7.7%
63	Alloy, Inc. (a)	484
89	Imax Corp., (Canada) (a)	523
40	MDC Partners, Inc., (Canada), Class A (a)	271

		1,278

	Oil, Gas & Consumable Fuels — 1.7%
14	Approach Resources, Inc. (a)	210
2	GMX Resources, Inc. (a)	87

		297

	Personal Products — 1.0%
29	Physicians Formula Holdings, Inc. (a)	170

	Pharmaceuticals — 0.6%
32	Somaxon Pharmaceuticals, Inc. (a)	102

	Real Estate Management & Development — 0.9%
10	FirstService Corp., (Canada) (a)	149

	Road & Rail — 2.5%
11	Knight Transportation, Inc.	179
12	Marten Transport Ltd. (a)	236

		415

	Semiconductors & Semiconductor Equipment — 2.6%
83	PDF Solutions, Inc. (a)	433

	Software — 9.8%
49	BluePhoenix Solutions Ltd., (Israel) (a)	172
107	Callidus Software, Inc. (a)	422
7	Concur Technologies, Inc. (a)	277
23	DemandTec, Inc. (a)	211
72	Magma Design Automation, Inc. (a)	290
35	Scientific Learning Corp. (a)	114
20	SumTotal Systems, Inc. (a)	80
10	Unica Corp. (a)	82

		1,648

	Specialty Retail — 2.1%
6	Eddie Bauer Holdings, Inc. (a)	31
89	Wet Seal, Inc. (The), Class A (a)	323

		354

	Textiles, Apparel & Luxury Goods — 1.7%
88	Ashworth, Inc. (a)	295

	Trading Companies & Distributors — 0.8%
8	Interline Brands, Inc. (a)	134

	Total Common Stocks (Cost $18,864)	16,132

	Preferred Stock — 0.5%
	Real Estate Management & Development — 0.5%
5	FirstService Corp., (Canada), 7.00%, 11/10/08 (Cost $68) (m) (x)	87

	Total Long-Term Investments (Cost $18,932)	16,219

SHARES

	Short-Term Investment — 4.0%
	Investment Company — 4.0%
669	JPMorgan Prime Money Market Fund, Institutional Class 12/31/49 (b) (Cost $669)	669

	Total Investments — 100.0% (Cost $19,601)	16,888
	Other Assets in Excess of Liabilities — 0.0%	1

	NET ASSETS — 100.0%	$16,889

Percentages indicated are based on net assets.

JPMorgan Micro Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,231
Aggregate gross unrealized depreciation	(3,944)

Net unrealized appreciation/depreciation	($2,713)

Federal income tax cost of investments	$19,601

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2008.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Micro Cap Fund
Level 1	$ 16,888	$ -
Level 2	-	-
Level 3	-	-
Total	$ 16,888	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.3%
	Common Stocks — 96.3%
	Aerospace & Defense — 1.7%
20	Alliant Techsystems, Inc. (a)	1,842
29	Precision Castparts Corp.	2,311

		4,153

	Auto Components — 0.7%
55	Gentex Corp.	792
24	WABCO Holdings, Inc.	857

		1,649

	Automobiles — 0.5%
30	Harley-Davidson, Inc.	1,102

	Beverages — 0.4%
12	Brown-Forman Corp., Class B	834

	Biotechnology — 1.5%
28	BioMarin Pharmaceutical, Inc. (a)	750
34	Celgene Corp. (a)	2,133
6	United Therapeutics Corp. (a)	679

		3,562

	Building Products — 0.5%
52	Owens Corning, Inc. (a)	1,248

	Capital Markets — 5.0%
32	Affiliated Managers Group, Inc. (a)	2,649
32	Investment Technology Group, Inc. (a)	985
33	Lazard Ltd., (Bermuda), Class A	1,420
32	Northern Trust Corp.	2,292
93	Och-Ziff Capital Management Group LLC, Class A	1,085
37	T. Rowe Price Group, Inc.	2,001
89	TD AMERITRADE Holding Corp. (a)	1,434

		11,866

	Chemicals — 2.7%
59	Albemarle Corp.	1,808
26	Ecolab, Inc.	1,269
27	PPG Industries, Inc.	1,545
51	Rockwood Holdings, Inc. (a)	1,312
12	Sigma-Aldrich Corp.	603

		6,537

	Commercial Banks — 2.6%
19	Cullen/Frost Bankers, Inc.	1,128
48	Fifth Third Bancorp	575
25	M&T Bank Corp.	2,204
146	Synovus Financial Corp.	1,509
25	Wilmington Trust Corp.	724

		6,140

	Commercial Services & Supplies — 3.2%
70	Corrections Corp. of America (a)	1,735
53	Republic Services, Inc.	1,586
43	Stericycle, Inc. (a)	2,562
48	Waste Connections, Inc. (a)	1,642

		7,525

	Communications Equipment — 2.2%
51	CommScope, Inc. (a)	1,774
48	F5 Networks, Inc. (a)	1,120
32	Harris Corp.	1,492
42	Juniper Networks, Inc. (a)	891

		5,277

	Computers & Peripherals — 0.9%
28	NCR Corp. (a)	609
78	NetApp, Inc. (a)	1,420

		2,029

	Construction & Engineering — 0.5%
35	Shaw Group, Inc. (The) (a)	1,078

	Construction Materials — 0.2%
6	Vulcan Materials Co.	454

	Containers & Packaging — 0.7%
45	Ball Corp.	1,777

	Distributors — 1.0%
62	Genuine Parts Co.	2,481

	Diversified Consumer Services — 0.8%
24	ITT Educational Services, Inc. (a) (c)	1,942

	Diversified Financial Services — 0.9%
50	Interactive Brokers Group, Inc., Class A (a)	1,118
14	IntercontinentalExchange, Inc. (a)	1,119

		2,237

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, (continued) (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Diversified Telecommunication Services — 1.1%
24	CenturyTel, Inc.	894
108	tw telecom, inc. (a)	1,124
61	Windstream Corp.	670

		2,688

	Electric Utilities — 2.0%
68	American Electric Power Co., Inc.	2,511
15	FirstEnergy Corp.	1,005
58	Westar Energy, Inc.	1,343

		4,859

	Electrical Equipment — 1.9%
6	First Solar, Inc. (a)	1,122
19	General Cable Corp. (a)	662
55	GT Solar International, Inc. (a)	592
38	Roper Industries, Inc.	2,149

		4,525

	Electronic Equipment, Instruments & Components — 3.5%
80	Amphenol Corp., Class A	3,213
62	Arrow Electronics, Inc. (a)	1,623
28	Dolby Laboratories, Inc., Class A (a)	981
31	Flir Systems, Inc. (a)	1,204
49	Tyco Electronics Ltd., (Bermuda)	1,358

		8,379

	Energy Equipment & Services — 2.4%
53	Cameron International Corp. (a)	2,041
50	Helix Energy Solutions Group, Inc. (a)	1,202
29	Helmerich & Payne, Inc.	1,239
22	Oceaneering International, Inc. (a)	1,179

		5,661

	Food & Staples Retailing — 1.0%
81	Safeway, Inc.	1,921
24	SUPERVALU, Inc.	517

		2,438

	Food Products — 0.2%
8	JM Smucker Co. (The)	380

	Gas Utilities — 2.3%
42	Energen Corp.	1,893
22	Equitable Resources, Inc.	803

36	ONEOK, Inc.	1,245
27	Questar Corp.	1,085
14	UGI Corp.	366

		5,392

	Health Care Equipment & Supplies — 2.0%
14	Becton, Dickinson & Co.	1,124
42	Dentsply International, Inc.	1,559
64	Hologic, Inc. (a)	1,242
15	IDEXX Laboratories, Inc. (a)	795

		4,720

	Health Care Providers & Services — 5.4%
27	Community Health Systems, Inc. (a)	797
113	Coventry Health Care, Inc. (a)	3,680
41	DaVita, Inc. (a)	2,337
57	Humana, Inc. (a)	2,330
38	Lincare Holdings, Inc. (a)	1,153
86	VCA Antech, Inc. (a)	2,520

		12,817

	Health Care Technology — 0.9%
46	Cerner Corp. (a) (c)	2,072

	Hotels, Restaurants & Leisure — 1.7%
37	Burger King Holdings, Inc.	909
50	Marriott International, Inc., Class A	1,299
14	Panera Bread Co., Class A (a)	702
40	Penn National Gaming, Inc. (a)	1,052

		3,962

	Household Durables — 1.1%
37	Fortune Brands, Inc.	2,145
20	Jarden Corp. (a)	467

		2,612

	Household Products — 0.5%
19	Clorox Co.	1,166

	Industrial Conglomerates — 0.8%
42	Carlisle Cos., Inc.	1,265
28	McDermott International, Inc. (a)	715

		1,980

	Insurance — 8.1%
1	ACE Ltd., (Bermuda)	76

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, (continued) (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — Continued
21	ACE Ltd., (Switzerland)	1,115
28	AON Corp.	1,254
40	Assurant, Inc.	2,222
75	Cincinnati Financial Corp.	2,126
29	Everest Re Group Ltd., (Bermuda)	2,509
28	Genworth Financial, Inc., Class A	243
51	HCC Insurance Holdings, Inc.	1,369
166	Old Republic International Corp.	2,119
79	OneBeacon Insurance Group Ltd.	1,669
47	Principal Financial Group, Inc.	2,027
81	W.R. Berkley Corp.	1,915
32	XL Capital Ltd., (Bermuda), Class A	576

		19,220

	Internet Software & Services — 0.3%
41	Akamai Technologies, Inc. (a)	710

	IT Services — 1.7%
5	Genpact Ltd., (Bermuda) (a)	53
7	MasterCard, Inc., Class A (c)	1,286
64	Total System Services, Inc.	1,057
61	VeriFone Holdings, Inc. (a)	1,005
29	Western Union Co. (The)	723

		4,124

	Leisure Equipment & Products — 0.7%
95	Mattel, Inc.	1,707

	Life Sciences Tools & Services — 1.3%
17	Covance, Inc. (a)	1,529
40	Illumina, Inc. (a)	1,604

		3,133

	Machinery — 2.8%
19	AGCO Corp. (a)	794
15	Bucyrus International, Inc.	686
23	Cummins, Inc.	1,020
22	Dover Corp.	892
18	Kaydon Corp.	824
21	Oshkosh Corp.	275
40	Pall Corp.	1,387
14	Wabtec Corp.	701

		6,579

	Media — 2.7%
42	Cablevision Systems Corp., Class A	1,059
56	Clear Channel Outdoor Holdings, Inc., Class A (a)	767
35	John Wiley & Sons, Inc., Class A	1,421
12	Lamar Advertising Co., Class A (a)	377
15	Morningstar, Inc. (a)	809
24	Omnicom Group, Inc.	910
2	Washington Post Co. (The), Class B	1,041

		6,384

	Metals & Mining — 0.5%
39	Century Aluminum Co. (a)	1,080

	Multiline Retail — 0.6%
29	Kohl’s Corp. (a)	1,318

	Multi-Utilities — 2.0%
131	CMS Energy Corp.	1,634
46	PG&E Corp.	1,715
75	Xcel Energy, Inc.	1,503

		4,852

	Oil, Gas & Consumable Fuels — 5.9%
25	Cabot Oil & Gas Corp.	919
61	CVR Energy, Inc. (a)	519
13	Devon Energy Corp.	1,222
66	Forest Oil Corp. (a)	3,262
25	Kinder Morgan Management LLC (a)	1,242
22	Peabody Energy Corp.	971
74	Southwestern Energy Co. (a)	2,257
57	Teekay Corp., (Bahamas)	1,509
92	Williams Cos., Inc.	2,176

		14,077

	Pharmaceuticals — 0.5%
9	Shire plc, (United Kingdom), ADR	424
46	Warner Chilcott Ltd., (Bermuda), Class A (a)	697

		1,121

	Professional Services — 0.6%
21	FTI Consulting, Inc. (a)	1,498

	Real Estate Investment Trusts (REITs) — 2.3%
22	Kimco Realty Corp.	824

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, (continued) (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Real Estate Investment Trusts (REITs) — Continued
14	Plum Creek Timber Co., Inc.	708
13	Public Storage	1,237
14	Rayonier, Inc.	679
10	Regency Centers Corp.	647
15	Vornado Realty Trust	1,364

		5,459

	Real Estate Management & Development — 0.4%
65	Brookfield Properties Corp., (Canada)	1,027

	Road & Rail — 0.6%
41	J.B. Hunt Transport Services, Inc.	1,359

	Semiconductors & Semiconductor Equipment — 1.3%
74	Broadcom Corp., Class A (a)	1,373
29	KLA-Tencor Corp.	928
27	MEMC Electronic Materials, Inc. (a)	756

		3,057

	Software — 3.6%
110	Activision Blizzard, Inc. (a)	1,702
79	Amdocs Ltd., (United Kingdom) (a)	2,168
35	ANSYS, Inc. (a)	1,321
44	Electronic Arts, Inc. (a)	1,627
53	Jack Henry & Associates, Inc.	1,069
48	Nuance Communications, Inc. (a)	590

		8,477

	Specialty Retail — 4.6%
52	AutoNation, Inc. (a)	579
13	AutoZone, Inc. (a)	1,566
89	Foot Locker, Inc.	1,445
84	PetSmart, Inc.	2,076
20	Sherwin-Williams Co. (The)	1,120
62	Staples, Inc.	1,391
38	Tiffany & Co.	1,332
21	TJX Cos., Inc.	644
23	Urban Outfitters, Inc. (a)	717

		10,870

	Textiles, Apparel & Luxury Goods — 0.9%
2	Columbia Sportswear Co.	96
25	V.F. Corp.	1,964

		2,060

	Thrifts & Mortgage Finance — 0.7%
81	People’s United Financial, Inc.	1,550

	Tobacco — 0.5%
18	Lorillard, Inc.	1,252

	Water Utilities — 0.2%
27	American Water Works Co., Inc.	589

	Wireless Telecommunication Services — 0.7%
49	Telephone & Data Systems, Inc.	1,751

	Total Long-Term Investments (Cost $231,586)	228,796

	Short-Term Investment — 4.1%
	Investment Company — 4.1%
9,816	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $9,816)	9,816

	Investments of Cash Collateral for Securities on Loan — 1.7%
	Investment Company — 1.7%
4,071	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $4,071)	4,071

	Total Investments — 102.1% (Cost $245,473)	242,683
	Liabilities in Excess of Other Assets — (2.1)%	(4,957)

	NET ASSETS — 100.0%	$237,726

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, (continued) (Unaudited)
(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,291
Aggregate gross unrealized depreciation	(22,081)

Net unrealized appreciation/depreciation	$(2,790)

Federal income tax cost of investments	$245,473

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Mid Cap Equity Fund
Level 1	$ 242,683	$ -
Level 2	-	-
Level 3	-	-
Total	$ 242,683	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.8%
	Common Stocks — 97.8%
	Aerospace & Defense — 1.9%
119	Ceradyne, Inc. (a)	4,344
13	Curtiss-Wright Corp.	600
77	Esterline Technologies Corp. (a)	3,048
15	HEICO Corp.	482
20	Moog, Inc., Class A (a) (c)	873
12	Triumph Group, Inc.	526

		9,873

	Air Freight & Logistics — 0.6%
26	Atlas Air Worldwide Holdings, Inc. (a)	1,044
53	Hub Group, Inc., Class A (a)	1,977

		3,021

	Airlines — 1.3%
353	Hawaiian Holdings, Inc. (a)	3,278
167	Republic Airways Holdings, Inc. (a)	1,704
110	SkyWest, Inc.	1,758

		6,740

	Auto Components — 0.8%
15	American Axle & Manufacturing Holdings, Inc. (c)	79
62	ATC Technology Corp. (a)	1,472
35	Cooper Tire & Rubber Co.	298
158	Lear Corp. (a)	1,655
53	Tenneco, Inc. (a) (c)	565

		4,069

	Biotechnology — 3.4%
64	Alexion Pharmaceuticals, Inc. (a)	2,523
56	Alkermes, Inc. (a)	749
61	Arena Pharmaceuticals, Inc. (a) (c)	305
117	Bionovo, Inc. (a) (c)	102
38	Cell Genesys, Inc. (a) (c)	23
27	Combinatorx, Inc. (a)	87
41	GTx, Inc. (a) (c)	770
131	Human Genome Sciences, Inc. (a)	834
56	Keryx Biopharmaceuticals, Inc. (a)	19
73	Medarex, Inc. (a)	475
43	Myriad Genetics, Inc. (a)	2,783
43	Onyx Pharmaceuticals, Inc. (a)	1,556
31	Progenics Pharmaceuticals, Inc. (a) (c)	406
53	Protalix BioTherapeutics, Inc., (Israel) (a)	118
68	Regeneron Pharmaceuticals, Inc. (a)	1,485
22	Rigel Pharmaceuticals, Inc. (a)	523
129	Seattle Genetics, Inc. (a) (c)	1,382
34	Telik, Inc. (a)	22
35	United Therapeutics Corp. (a)	3,702

		17,864

	Building Products — 0.7%
130	INSTEEL Industries, Inc.	1,771
77	Quanex Building Products Corp.	1,174
19	Universal Forest Products, Inc.	646

		3,591

	Capital Markets — 1.1%
32	BGC Partners, Inc., Class A	136
16	Calamos Asset Management, Inc., Class A	281
125	Knight Capital Group, Inc., Class A (a)	1,854
43	Kohlberg Capital Corp. (c)	368
55	LaBranche & Co., Inc. (a)	249
16	MCG Capital Corp.	41
18	optionsXpress Holdings, Inc.	346
19	Patriot Capital Funding, Inc.	120
104	SWS Group, Inc.	2,091
10	TradeStation Group, Inc. (a)	95
4	US Global Investors, Inc., Class A	36

		5,617

	Chemicals — 2.0%
15	Balchem Corp.	407
55	H.B. Fuller Co.	1,152
137	Hercules, Inc.	2,717
56	Innophos Holdings, Inc.	1,368
70	Koppers Holdings, Inc. (c)	2,600
178	PolyOne Corp. (a)	1,145
60	W.R. Grace & Co. (a)	906
20	Zep, Inc.	346

		10,641

	Commercial Banks — 6.4%
8	1st Source Corp.	188
36	Ameris Bancorp (c)	531
5	BancFirst Corp.	222

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Commercial Banks — Continued
37	Banco Latinoamericano de Exportaciones S.A., (Panama), Class E	531
35	Central Pacific Financial Corp.	593
15	Citizens Republic Bancorp, Inc.	46
43	City Bank (c)	663
39	City Holding Co.	1,631
293	Colonial BancGroup, Inc. (The) (c)	2,302
21	Columbia Banking System, Inc. (c)	371
54	Community Bank System, Inc.	1,368
16	Community Trust Bancorp, Inc.	555
39	East West Bancorp, Inc. (c)	534
7	Farmers Capital Bank Corp.	189
141	First Bancorp (c)	1,561
7	First Bancorp (c)	113
20	First Community Bancshares, Inc. (c)	758
30	Glacier Bancorp, Inc.	746
18	Green Bankshares, Inc. (c)	421
158	Hanmi Financial Corp. (c)	799
8	Heritage Commerce Corp.	114
71	IBERIABANK Corp.	3,774
39	International Bancshares Corp. (c)	1,051
21	Lakeland Financial Corp.	461
8	MainSource Financial Group, Inc.	163
136	Nara Bancorp, Inc. (c)	1,518
22	NBT Bancorp, Inc. (c)	643
23	Oriental Financial Group, Inc. (c)	414
82	Pacific Capital Bancorp (c)	1,665
21	Peoples Bancorp, Inc.	457
9	Prosperity Bancshares, Inc.	296
55	Provident Bankshares Corp. (c)	536
7	Renasant Corp. (c)	148
5	Republic Bancorp, Inc., Class A	156
7	Sierra Bancorp	150
11	Simmons First National Corp., Class A	395
54	Southwest Bancorp, Inc.	956
159	Sterling Bancshares, Inc.	1,661
54	Sterling Financial Corp.	784
11	TriCo Bancshares (c)	239
22	UCBH Holdings, Inc. (c)	140
77	W Holding Co., Inc. (c)	41
53	West Coast Bancorp (c)	780
55	Westamerica Bancorp (c)	3,176
30	Wilshire Bancorp, Inc. (c)	370

		34,210

	Commercial Services & Supplies — 3.3%
11	Bowne & Co., Inc.	128
72	Cenveo, Inc. (a)	551
163	Comfort Systems USA, Inc.	2,176
58	Consolidated Graphics, Inc. (a)	1,759
233	Deluxe Corp.	3,349
32	Ennis, Inc.	496
67	GEO Group, Inc. (The) (a)	1,346
74	Herman Miller, Inc.	1,799
7	HNI Corp.	178
198	IKON Office Solutions, Inc.	3,368
88	Knoll, Inc.	1,335
21	United Stationers, Inc. (a)	1,019
1	Waste Connections, Inc. (a)	31

		17,535

	Communications Equipment — 2.6%
135	3Com Corp. (a)	314
223	Arris Group, Inc. (a) (c)	1,727
44	Avocent Corp. (a)	906
30	Black Box Corp.	1,032
28	Blue Coat Systems, Inc. (a)	393
36	Comtech Telecommunications Corp. (a)	1,782
8	Digi International, Inc. (a)	78
174	Emulex Corp. (a)	1,856
3	Extreme Networks, Inc. (a)	9
132	Finisar Corp. (a)	133
24	Foundry Networks, Inc. (a)	433
75	Harmonic, Inc. (a) (c)	630
76	MRV Communications, Inc. (a)	89
32	NETGEAR, Inc. (a)	479
74	Plantronics, Inc.	1,673
42	Polycom, Inc. (a)	978
35	Powerwave Technologies, Inc. (a) (c)	140
29	Sonus Networks, Inc. (a)	84
89	Symmetricom, Inc. (a)	440
47	Tekelec (a)	662
17	UTStarcom, Inc. (a) (c)	58

		13,896

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Computers & Peripherals— 0.7%
32	Adaptec, Inc. (a)	103
12	Electronics for Imaging, Inc. (a)	166
20	Hypercom Corp. (a)	79
48	Imation Corp.	1,089
6	Intevac, Inc. (a)	63
129	Novatel Wireless, Inc. (a) (c)	779
24	Palm, Inc. (c)	143
137	Quantum Corp. (a)	144
35	Synaptics, Inc. (a) (c)	1,056

		3,622

	Construction & Engineering — 0.6%
11	EMCOR Group, Inc. (a)	292
17	MasTec, Inc. (a)	219
110	Perini Corp. (a)	2,837

		3,348

	Construction Materials — 0.1%
25	Headwaters, Inc. (a)	338

	Consumer Finance — 2.2%
65	Advance America Cash Advance Centers, Inc.	194
155	Cash America International, Inc.	5,572
128	Dollar Financial Corp. (a)	1,977
60	EZCORP, Inc., Class A (a) (c)	1,120
22	First Cash Financial Services, Inc. (a)	329
41	First Marblehead Corp. (The)	102
71	World Acceptance Corp. (a) (c)	2,538

		11,832

	Containers & Packaging — 1.9%
10	AEP Industries, Inc. (a)	192
102	Myers Industries, Inc.	1,285
154	Rock-Tenn Co., Class A	6,149
47	Silgan Holdings, Inc.	2,391

		10,017

	Diversified Consumer Services — 0.0% (g)
8	thinkorswim Group, Inc. (a)	70

	Diversified Financial Services — 0.5%
13	Compass Diversified Holdings	187
20	Encore Capital Group, Inc. (a)	277
27	Financial Federal Corp.	619
79	Interactive Brokers Group, Inc., Class A (a)	1,753

		2,836

	Diversified Telecommunication Services — 1.4%
877	Cincinnati Bell, Inc. (a)	2,710
341	Premiere Global Services, Inc. (a)	4,794

		7,504

	Electric Utilities — 1.7%
108	El Paso Electric Co. (a)	2,258
122	Portland General Electric Co.	2,884
29	UniSource Energy Corp.	841
139	Westar Energy, Inc.	3,200

		9,183

	Electrical Equipment — 2.0%
23	A.O. Smith Corp.	886
51	Acuity Brands, Inc.	2,117
44	Evergreen Solar, Inc. (a) (c)	240
242	GrafTech International Ltd. (a)	3,661
20	Power-One, Inc. (a) (c)	29
89	Regal-Beloit Corp.	3,776

		10,709

	Electronic Equipment, Instruments & Components — 2.0%
62	Anixter International, Inc. (a) (c)	3,684
75	Benchmark Electronics, Inc. (a)	1,059
26	Checkpoint Systems, Inc. (a)	493
55	CTS Corp.	704
42	Insight Enterprises, Inc. (a)	561
29	Methode Electronics, Inc.	257
43	Plexus Corp. (a)	894
20	Rofin-Sinar Technologies, Inc. (a) (c)	618
526	Sanmina-SCI Corp. (a)	737
43	Technitrol, Inc.	633
84	TTM Technologies, Inc. (a)	831

		10,471

	Energy Equipment & Services — 2.6%
81	Allis-Chalmers Energy, Inc. (a) (c)	1,030
23	Basic Energy Services, Inc. (a)	484
188	Grey Wolf, Inc. (a)	1,461
102	Gulfmark Offshore, Inc. (a)	4,569
46	ION Geophysical Corp. (a)	654
17	Lufkin Industries, Inc.	1,357

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Energy Equipment & Services — Continued
20	Matrix Service Co. (a)	384
21	Newpark Resources (a)	150
119	Parker Drilling Co. (a) (c)	951
23	T-3 Energy Services, Inc. (a)	869
103	Trico Marine Services, Inc. (a) (c)	1,761
35	Union Drilling, Inc. (a)	367

		14,037

	Food & Staples Retailing — 1.0%
31	Casey’s General Stores, Inc.	923
106	Nash Finch Co.	4,571

		5,494

	Food Products — 0.7%
169	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	3,745

	Gas Utilities — 1.6%
67	Laclede Group, Inc. (The)	3,258
57	New Jersey Resources Corp.	2,062
29	Northwest Natural Gas Co.	1,524
44	WGL Holdings, Inc.	1,412

		8,256

	Health Care Equipment & Supplies — 3.0%
87	CONMED Corp. (a)	2,790
58	Electro-Optical Sciences, Inc. (a)	301
34	Greatbatch, Inc. (a)	822
3	Haemonetics Corp. (a)	154
3	Integra LifeSciences Holdings Corp. (a) (c)	110
130	Invacare Corp.	3,143
31	Medical Action Industries, Inc. (a)	400
18	Mentor Corp. (c)	425
43	NeuroMetrix, Inc. (a)	41
13	Palomar Medical Technologies, Inc. (a)	178
97	Quidel Corp. (a)	1,595
107	STERIS Corp.	4,017
78	Thoratec Corp. (a) (c)	2,058

		16,034

	Health Care Providers & Services — 4.2%
104	Alliance Imaging, Inc. (a)	1,067
32	Amedisys, Inc. (a)	1,533
64	AMERIGROUP Corp. (a)	1,615
77	AMN Healthcare Services, Inc. (a)	1,353
48	Apria Healthcare Group, Inc. (a)	876
69	Centene Corp. (a)	1,421
25	Emergency Medical Services Corp., Class A (a)	744
164	Gentiva Health Services, Inc. (a)	4,421
89	Hanger Orthopedic Group, Inc. (a)	1,557
19	inVentiv Health, Inc. (a)	334
8	Molina Healthcare, Inc. (a)	254
78	Owens & Minor, Inc.	3,764
71	PSS World Medical, Inc. (a)	1,384
32	Psychiatric Solutions, Inc. (a) (c)	1,203
43	Res-Care, Inc. (a)	780
19	US Physical Therapy, Inc. (a)	326

		22,632

	Health Care Technology — 0.4%
25	MedAssets, Inc. (a)	432
120	Omnicell, Inc. (a)	1,571

		2,003

	Hotels, Restaurants & Leisure — 1.0%
21	Bob Evans Farms, Inc. (c)	570
31	CBRL Group, Inc.	818
278	Denny’s Corp. (a)	716
35	Domino’s Pizza, Inc. (a)	424
55	Einstein Noah Restaurant Group, Inc. (a)	550
109	Jack in the Box, Inc. (a)	2,298
19	Rick’s Cabaret International, Inc. (a) (c)	182

		5,558

	Household Durables — 2.0%
92	Champion Enterprises, Inc. (a)	512
1	CSS Industries, Inc.	26
135	Helen of Troy Ltd., (Bermuda) (a)	3,067
35	Hooker Furniture Corp.	616
27	Jarden Corp. (a)	641
75	Tempur-Pedic International, Inc. (c)	877
187	Tupperware Brands Corp.	5,164

		10,903

	Insurance — 3.9%
23	American Physicians Capital, Inc.	961
33	Amerisafe, Inc. (a)	595

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — Continued
22	Argo Group International Holdings Ltd., (Bermuda) (a)	821
104	Aspen Insurance Holdings Ltd., (Bermuda)	2,852
43	Assured Guaranty Ltd., (Bermuda) (c)	696
34	Delphi Financial Group, Inc., Class A	962
29	First Mercury Financial Corp. (a)	407
111	Flagstone Reinsurance Holdings Ltd., (Bermuda)	1,139
13	Hallmark Financial Services (a)	122
39	Max Capital Group Ltd., (Bermuda)	908
99	Meadowbrook Insurance Group, Inc.	697
22	National Financial Partners Corp.	322
3	Navigators Group, Inc. (a)	157
86	Platinum Underwriters Holdings Ltd., (Bermuda)	3,051
194	PMA Capital Corp., Class A (a)	1,714
58	Safety Insurance Group, Inc.	2,181
34	SeaBright Insurance Holdings, Inc. (a)	437
56	Selective Insurance Group	1,274
46	Zenith National Insurance Corp.	1,695

		20,991

	Internet & Catalog Retail — 0.0% (g)
2	NutriSystem, Inc. (c)	35

	Internet Software & Services — 1.6%
21	Ariba, Inc. (a) (c)	296
26	Art Technology Group, Inc. (a)	91
36	AsiaInfo Holdings, Inc., (China) (a)	331
12	Chordiant Software, Inc. (a)	61
11	Digital River, Inc. (a)	343
278	EarthLink, Inc. (a) (c)	2,363
49	Interwoven, Inc. (a)	696
52	j2 Global Communications, Inc. (a)	1,217
32	ModusLink Global Solutions, Inc. (a)	309
43	Perficient, Inc. (a)	286
205	United Online, Inc.	1,927
63	ValueClick, Inc. (a)	641

		8,561

	IT Services — 2.3%
88	Acxiom Corp.	1,107
37	CACI International, Inc., Class A (a)	1,854
113	CIBER, Inc. (a)	791
35	CSG Systems International, Inc. (a)	615
91	Cybersource Corp. (a)	1,468
38	Gartner, Inc. (a)	866
21	Hackett Group, Inc. (The) (a)	116
15	iGate Corp. (a)	132
37	infoGROUP, Inc.	244
10	Integral Systems, Inc. (a)	197
46	Mantech International Corp., Class A (a)	2,710
1	Mastech Holdings, Inc. (a)	8
18	MAXIMUS, Inc.	656
14	NCI, Inc., Class A (a)	387
79	Perot Systems Corp., Class A (a) (c)	1,366

		12,517

	Leisure Equipment & Products — 1.2%
206	JAKKS Pacific, Inc. (a)	5,139
53	RC2 Corp. (a)	1,058
14	Steinway Musical Instruments (a)	399

		6,596

	Life Sciences Tools & Services — 1.0%
13	AMAG Pharmaceuticals, Inc. (a) (c)	496
7	Bio-Rad Laboratories, Inc., Class A (a)	694
85	Bruker Corp. (a)	1,136
13	Enzo Biochem, Inc. (a)	145
55	eResearchTechnology, Inc. (a)	649
32	Exelixis, Inc. (a)	196
11	Kendle International, Inc. (a)	487
54	Medivation, Inc. (a) (c)	1,432

		5,235

	Machinery — 4.0%
48	Accuride Corp. (a)	76
21	Astec Industries, Inc. (a)	650
109	Barnes Group, Inc. (c)	2,198
27	Cascade Corp.	1,170
17	Chart Industries, Inc. (a) (c)	486
67	CIRCOR International, Inc.	2,892

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Machinery — Continued
74	Columbus McKinnon Corp. (a)	1,754
118	EnPro Industries, Inc. (a)	4,366
15	Middleby Corp. (a) (c)	815
131	Wabtec Corp.	6,685
11	Watts Water Technologies, Inc., Class A (c)	304
22	Xerium Technologies, Inc.	143

		21,539

	Marine — 0.5%
45	Genco Shipping & Trading Ltd.	1,499
139	Horizon Lines, Inc., Class A	1,374
3	TBS International Ltd., (Bermuda), Class A (a) (c)	35

		2,908

	Media — 0.5%
21	Belo Corp., Class A	127
28	Entercom Communications Corp., Class A	141
61	Harte-Hanks, Inc.	627
74	Idearc, Inc. (c)	92
29	Lee Enterprises, Inc. (c)	100
26	LIN TV Corp., Class A (a) (c)	134
34	Marvel Entertainment, Inc. (a)	1,174
31	McClatchy Co., Class A (c)	136
28	Valassis Communications, Inc. (a)	246

		2,777

	Metals & Mining — 0.2%
4	Compass Minerals International, Inc.	215
24	Olympic Steel, Inc. (c)	713

		928

	Multi-Utilities — 0.1%
23	Black Hills Corp.	721

	Oil, Gas & Consumable Fuels — 3.1%
5	APCO Argentina, Inc. (c)	153
11	ATP Oil & Gas Corp. (a)	198
68	Callon Petroleum Co. (a)	1,221
214	Endeavour International Corp. (a)	282
19	Georesources, Inc. (a)	214
142	Gran Tierra Energy, Inc., (Canada) (a)	527
214	McMoRan Exploration Co. (a)	5,054
128	Pacific Ethanol, Inc. (a) (c)	177
35	Penn Virginia Corp.	1,865
117	Stone Energy Corp. (a)	4,948
29	Swift Energy Co. (a)	1,130
117	VAALCO Energy, Inc. (a)	802

		16,571

	Paper & Forest Products — 0.2%
116	Buckeye Technologies, Inc. (a)	949

	Personal Products — 0.1%
79	American Oriental Bioengineering, Inc., (China) (a)	512

	Pharmaceuticals — 1.3%
32	Alpharma, Inc., Class A (a)	1,162
7	Auxilium Pharmaceuticals, Inc. (a) (c)	240
49	Cardiome Pharma Corp., (Canada) (a)	372
2	CPEX Pharmaceuticals, Inc. (a)	31
43	Cypress Bioscience, Inc. (a) (c)	317
41	DURECT Corp. (a)	230
24	Par Pharmaceutical Cos., Inc. (a)	289
12	Salix Pharmaceuticals Ltd. (a)	77
35	ULURU, Inc. (a)	35
33	Valeant Pharmaceuticals International (a) (c)	669
161	ViroPharma, Inc. (a)	2,116
28	XenoPort, Inc. (a)	1,367

		6,905

	Professional Services — 1.1%
30	COMSYS IT Partners, Inc. (a)	294
37	Heidrick & Struggles International, Inc. (c)	1,106
154	Kforce, Inc. (a)	1,572
63	Korn/Ferry International (a)	1,119
26	Navigant Consulting, Inc. (a)	512
67	TrueBlue, Inc. (a)	1,088

		5,691

	Real Estate Investment Trusts (REITs) — 5.9%
11	American Campus Communities, Inc.	362
150	Anthracite Capital, Inc. (c)	804
38	Ashford Hospitality Trust, Inc.	152
66	Associated Estates Realty Corp.	863
17	BioMed Realty Trust, Inc.	444

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Real Estate Investment Trusts (REITs) — Continued
48	Capstead Mortgage Corp.	530
293	DCT Industrial Trust, Inc.	2,192
63	Glimcher Realty Trust	659
63	Hersha Hospitality Trust	467
17	Home Properties, Inc.	979
14	LaSalle Hotel Properties	326
427	Lexington Realty Trust (c)	7,350
43	Maguire Properties, Inc.	256
395	MFA Mortgage Investments, Inc.	2,566
17	Mission West Properties, Inc.	165
118	National Retail Properties, Inc.	2,829
148	NorthStar Realty Finance Corp. (c)	1,148
85	Omega Healthcare Investors, Inc.	1,665
33	Parkway Properties, Inc. (c)	1,238
73	Pennsylvania Real Estate Investment Trust	1,376
20	PS Business Parks, Inc.	1,146
29	RAIT Financial Trust	160
17	Saul Centers, Inc.	854
101	Senior Housing Properties Trust	2,395
92	Strategic Hotels & Resorts, Inc.	692

		31,618

	Real Estate Management & Development — 0.1%
22	Forestar Real Estate Group, Inc. (a)	324

	Road & Rail — 0.6%
69	Arkansas Best Corp.	2,338
59	YRC Worldwide, Inc. (a) (c)	710

		3,048

	Semiconductors & Semiconductor Equipment — 3.7%
6	Actel Corp. (a)	72
11	Advanced Energy Industries, Inc. (a)	144
453	Amkor Technology, Inc. (a)	2,882
70	Anadigics, Inc. (a)	198
25	Applied Micro Circuits Corp. (a)	152
20	Asyst Technologies, Inc. (a)	48
24	Axcelis Technologies, Inc. (a)	40
22	Brooks Automation, Inc. (a)	184
102	Cirrus Logic, Inc. (a)	555
48	Diodes, Inc. (a)	892
25	Entegris, Inc. (a)	120
16	IXYS Corp.	149
69	Kulicke & Soffa Industries, Inc. (a)	310
29	Lattice Semiconductor Corp. (a)	60
11	LTX-Credence Corp. (a)	20
29	Mattson Technology, Inc. (a)	136
79	Micrel, Inc.	718
27	Microsemi Corp. (a)	675
74	MIPS Technologies, Inc. (a)	259
29	MKS Instruments, Inc. (a)	571
18	OmniVision Technologies, Inc. (a)	207
14	Photronics, Inc. (a)	26
294	PMC-Sierra, Inc. (a)	2,182
68	RF Micro Devices, Inc. (a)	197
10	Semitool, Inc. (a)	79
43	Semtech Corp. (a)	600
4	Sigma Designs, Inc. (a) (c)	51
83	Silicon Image, Inc. (a)	443
60	Silicon Storage Technology, Inc. (a)	195
410	Skyworks Solutions, Inc. (a)	3,426
24	Standard Microsystems Corp. (a)	610
5	Supertex, Inc. (a)	135
85	Techwell, Inc. (a)	802
265	TriQuint Semiconductor, Inc. (a)	1,271
156	Zoran Corp. (a)	1,271

		19,680

	Software — 3.2%
107	Actuate Corp. (a)	374
6	ANSYS, Inc. (a)	221
258	Aspen Technology, Inc. (a)	3,280
31	Epicor Software Corp. (a)	245
63	Informatica Corp. (a)	818
189	JDA Software Group, Inc. (a)	2,873
15	Macrovision Solutions Corp. (a)	226
17	Magma Design Automation, Inc. (a)	68
15	Manhattan Associates, Inc. (a)	335
53	Mentor Graphics Corp. (a)	600
8	Net 1 UEPS Technologies, Inc., (South Africa) (a)	167
103	Parametric Technology Corp. (a)	1,902
7	Pegasystems, Inc.	88

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Software — Continued
85	Progress Software Corp. (a)	2,204
24	Secure Computing Corp. (a)	131
19	Smith Micro Software, Inc. (a) (c)	136
10	SPSS, Inc. (a)	297
96	Sybase, Inc. (a)	2,946

		16,911

	Specialty Retail — 4.4%
50	Aeropostale, Inc. (a)	1,599
111	Brown Shoe Co., Inc.	1,819
29	Buckle, Inc. (The) (c)	1,605
61	Collective Brands, Inc. (a)	1,111
54	Finish Line, Inc. (The), Class A	541
121	Gymboree Corp. (a)	4,306
66	Jos. A. Bank Clothiers, Inc. (a) (c)	2,204
35	Men’s Wearhouse, Inc. (c)	752
289	Rent-A-Center, Inc., Class A (a)	6,428
865	Wet Seal, Inc. (The), Class A (a)	3,141

		23,506

	Textiles, Apparel & Luxury Goods — 1.9%
25	Deckers Outdoor Corp. (a)	2,571
184	Maidenform Brands, Inc. (a)	2,663
39	Movado Group, Inc.	872
9	Oxford Industries, Inc.	222
113	Perry Ellis International, Inc. (a)	1,682
20	Steven Madden Ltd. (a)	500
34	UniFirst Corp.	1,482

		9,992

	Thrifts & Mortgage Finance — 1.1%
18	Federal Agricultural Mortgage Corp., Class C	73
73	First Niagara Financial Group, Inc.	1,152
12	First Place Financial Corp.	149
22	Guaranty Financial Group, Inc. (a) (c)	87
21	OceanFirst Financial Corp.	372
122	Ocwen Financial Corp. (a) (c)	984
66	PMI Group, Inc. (The) (c)	194
70	Trustco Bank Corp.	817
52	United Community Financial Corp.	261
26	WSFS Financial Corp.	1,578

		5,667

	Trading Companies & Distributors — 1.2%
203	Applied Industrial Technologies, Inc.	5,454
31	Kaman Corp.	877

		6,331

	Wireless Telecommunication Services — 0.9%
213	Centennial Communications Corp. (a)	1,329
199	Syniverse Holdings, Inc. (a)	3,306

		4,635

	Total Long-Term Investments (Cost $543,145)	520,797

	Short-Term Investments — 1.2%
	Investment Company — 0.9%
4,776	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $4,776)	4,776

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.3%
1,715	U.S. Treasury Note, 4.63%, 11/30/08 (k) (n) (Cost $1,723)	1,726

	Total Short-Term Investments (Cost $6,499)	6,502

	Investments of Cash Collateral for Securities on Loan — 7.6%
	Corporate Notes — 7.6%
5,000	ANZ National Bank Ltd., (New Zealand), VAR, 3.04%, 04/09/09 (e)	4,989
11,998	Beta Finance, Inc., VAR, 2.13%, 02/20/09 (e) (i) (s)	11,909
13,000	Goldman Sachs Group, Inc., VAR, 7.13%, 02/13/09	12,741
5,999	Santander U.S. Debt S.A. Unipersonal, (Spain), VAR, 2.93%, 10/21/08 (e)	5,995
5,000	Svenska Handelsbanken AB, (Sweden), VAR, 3.00%, 02/06/09 (e)	4,995

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Corporate Notes — Continued
	Total Investments of Cash Collateral for Securities on Loan (Cost $40,998)	40,629

	Total Investments — 106.6% (Cost $590,642)	567,928
	Liabilities in Excess of Other Assets — (6.6)%	(35,141)

	NET ASSETS — 100.0%	$532,787

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
38	Russell 2000 Index	December, 2008	$12,877	$(536)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,687
Aggregate gross unrealized depreciation	(92,401)

Net unrealized appreciation/depreciation	($22,714)

Federal income tax cost of investments	$590,642

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Small Cap Core Fund
Level 1	$ 525,573	$ -	$ (536)
Level 2	42,355	-	-
Level 3	-	-	-
Total	$ 567,928	$ -	$ (536)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.7%
	Common Stocks — 97.7%
	Aerospace & Defense — 3.5%
215	Alliant Techsystems, Inc. (a)	20,194
546	TransDigm Group, Inc. (a) (c)	18,693

		38,887

	Beverages — 1.1%
410	Hansen Natural Corp. (a) (c)	12,405

	Biotechnology — 1.3%
219	Myriad Genetics, Inc. (a)	14,196

	Capital Markets — 4.3%
967	Calamos Asset Management, Inc., Class A	17,332
1,642	HFF, Inc., Class A (a)	6,567
1,191	optionsXpress Holdings, Inc. (c)	23,121

		47,020

	Chemicals — 2.7%
333	Airgas, Inc.	16,519
51	Intrepid Potash, Inc. (a)	1,540
471	Scotts Miracle-Gro Co. (The), Class A	11,127

		29,186

	Commercial Banks — 1.6%
124	Hancock Holding Co.	6,309
382	S.Y. Bancorp, Inc. (c)	11,708

		18,017

	Commercial Services & Supplies — 3.2%
752	Comfort Systems USA, Inc.	10,048
736	Waste Connections, Inc. (a)	25,229

		35,277

	Communications Equipment — 1.5%
910	Neutral Tandem, Inc. (a) (c)	16,871

	Containers & Packaging — 4.8%
553	AptarGroup, Inc.	21,643
617	Silgan Holdings, Inc.	31,538

		53,181

	Diversified Telecommunication Services — 3.2%
1,019	Cbeyond, Inc. (a)	14,659
748	NTELOS Holdings Corp.	20,119

		34,778

	Electric Utilities — 0.7%
151	ITC Holdings Corp.	7,828

	Electrical Equipment — 1.6%
339	General Cable Corp. (a)	12,061
533	GT Solar International, Inc. (a) (c)	5,778

		17,839

	Electronic Equipment, Instruments & Components — 1.5%
282	Anixter International, Inc. (a)	16,764

	Energy Equipment & Services — 2.4%
508	Exterran Holdings, Inc. (a)	16,233
223	FMC Technologies, Inc. (a)	10,399

		26,632

	Food & Staples Retailing — 1.6%
1,230	Winn-Dixie Stores, Inc. (a)	17,094

	Food Products — 1.5%
1,789	B&G Foods, Inc., Class A	12,791
1,113	Reddy Ice Holdings, Inc.	4,064

		16,855

	Gas Utilities — 3.0%
536	Atmos Energy Corp.	14,266
355	Northwest Natural Gas Co.	18,439

		32,705

	Health Care Equipment & Supplies — 1.6%
312	IDEXX Laboratories, Inc. (a)	17,092

	Health Care Providers & Services — 8.8%
769	AMN Healthcare Services, Inc. (a)	13,513
548	Catalyst Health Solutions, Inc. (a)	14,304
363	MWI Veterinary Supply, Inc. (a)	14,274
525	PharMerica Corp. (a)	11,816
1,640	PSS World Medical, Inc. (a) (c)	31,972
274	Psychiatric Solutions, Inc. (a) (c)	10,410

		96,289

	Health Care Technology — 0.5%
377	Omnicell, Inc. (a)	4,951

	Hotels, Restaurants & Leisure — 3.1%
995	Papa John’s International, Inc. (a)	27,017
1,451	Shuffle Master, Inc. (a)	7,385

		34,402

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Household Durables — 1.9%
868	Jarden Corp. (a)	20,345

	Insurance — 7.9%
107	American Physicians Capital, Inc.	4,546
1,294	eHealth, Inc. (a) (c)	20,709
756	ProAssurance Corp. (a)	42,347
307	RLI Corp.	19,080

		86,682

	Internet Software & Services — 3.9%
2,464	Dice Holdings, Inc. (a) (c)	17,492
1,413	Liquidity Services, Inc. (a)	15,334
1,293	Travelzoo, Inc. (a) (c)	10,241

		43,067

	Leisure Equipment & Products — 1.7%
824	Pool Corp. (c)	19,219

	Machinery — 2.1%
234	Kaydon Corp.	10,531
371	RBC Bearings, Inc. (a) (c)	12,500

		23,031

	Media — 2.2%
776	Cinemark Holdings, Inc. (c)	10,549
373	Interactive Data Corp.	9,405
77	Morningstar, Inc. (a)	4,267

		24,221

	Metals & Mining — 2.4%
580	Commercial Metals Co.	9,803
321	Compass Minerals International, Inc.	16,817

		26,620

	Oil, Gas & Consumable Fuels — 3.2%
241	Concho Resources, Inc. (a)	6,646
175	Penn Virginia Corp.	9,357
269	Southwestern Energy Co. (a)	8,209
296	St. Mary Land & Exploration Co.	10,560

		34,772

	Professional Services — 0.5%
747	Hudson Highland Group, Inc. (a)	5,194

	Real Estate Investment Trusts (REITs) — 3.5%
35	Alexandria Real Estate Equities, Inc.	3,949
118	EastGroup Properties, Inc.	5,718
903	Franklin Street Properties Corp. (c)	11,741
341	Mid-America Apartment Communities, Inc.	16,742

		38,150

	Real Estate Management & Development — 1.0%
254	Jones Lang LaSalle, Inc.	11,053

	Road & Rail — 0.9%
216	Landstar System, Inc.	9,517

	Semiconductors & Semiconductor Equipment — 0.5%
234	Standard Microsystems Corp. (a) (c)	5,848

	Software — 9.0%
1,235	Aspen Technology, Inc. (a)	15,682
466	Blackboard, Inc. (a)	18,783
50	Deltek, Inc. (a)	302
751	MICROS Systems, Inc. (a)	20,032
643	Monotype Imaging Holdings, Inc. (a)	7,151
937	Nuance Communications, Inc. (a) (c)	11,425
644	Solera Holdings, Inc. (a)	18,499
613	SuccessFactors, Inc. (a) (c)	6,684

		98,558

	Specialty Retail — 1.4%
573	Barnes & Noble, Inc. (c)	14,933

	Textiles, Apparel & Luxury Goods — 0.6%
504	Iconix Brand Group, Inc. (a) (c)	6,590

	Thrifts & Mortgage Finance — 0.7%
460	First Niagara Financial Group, Inc.	7,248

	Wireless Telecommunication Services — 0.8%
1,374	Centennial Communications Corp. (a)	8,571

	Total Long-Term Investments (Cost $1,057,647)	1,071,888

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 2.4%
	Investment Company — 2.4%
26,734	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $26,734)	26,734

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 4.7%
	Corporate Notes — 3.3%
5,000	ANZ National Bank Ltd., (New Zealand), VAR, 3.04%, 04/09/09 (e)	4,989
6,999	Beta Finance, Inc., VAR, 2.13%, 02/20/09 (e) (i) (s)	6,947
8,000	Metropolitan Life Global Funding I, VAR, 3.04%, 02/09/09 (e)	7,997
5,000	Svenska Handelsbanken AB, (Sweden), VAR, 3.00%, 02/06/09 (e)	4,995
12,000	Wachovia Bank N.A., VAR, 2.11%, 02/23/09	11,299

		36,227

SHARES

	Investment Company — 1.4%
15,697	JPMorgan Prime Money Market Fund, Capital Shares (b)	15,697

	Total Investments of Cash Collateral for Securities on Loan (Cost $52,696)	51,924

	Total Investments — 104.8% (Cost $1,137,077)	1,150,546
	Liabilities in Excess of Other Assets — (4.8)%	(52,696)

	NET ASSETS — 100.0%	$1,097,850

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,886
Aggregate gross unrealized depreciation	(156,417)

Net unrealized appreciation/depreciation	$13,469

Federal income tax cost of investments	$1,137,077

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Small Cap Equity Fund
Level 1	$ 1,114,319	$ -
Level 2	36,227	-
Level 3	-	-
Total	$ 1,150,546	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 99.3%

	Investment Companies – 99.3% (b)
1,457,825	JPMorgan Bond Fund, Institutional Class	10,729,594
3,210,684	JPMorgan Core Bond Fund, Class R5	33,519,545
442,441	JPMorgan Emerging Markets Debt Fund, Class R5	3,097,084
35,156	JPMorgan Emerging Markets Equity Fund, Institutional Class	612,424
622,264	JPMorgan High Yield Bond Fund, Class R5	4,318,510
227,420	JPMorgan International Equity Fund, Class R5	5,239,757
411,706	JPMorgan International Opportunities Fund, Institutional Class (a) (m)	5,241,015
127,133	JPMorgan International Realty Fund, Class R5	1,291,670
483,849	JPMorgan Intrepid America Fund, Class R5	10,407,585
1,785,763	JPMorgan Prime Money Market Fund, Institutional Class (m)	1,785,763
3,020	JPMorgan Realty Income Fund, Class R5	32,129
79,791	JPMorgan Small Cap Equity Fund, Class R5	2,247,698
179,916	JPMorgan Small Cap Growth Fund, Institutional Class (a)	1,531,083
47,774	JPMorgan Small Cap Value Fund, Class R5	866,139
32,583	JPMorgan Strategic Small Cap Value Fund, Class R5 (a)	394,583
1,340,584	JPMorgan U.S. Equity Fund, Class R5	11,783,734
209,829	JPMorgan U.S. Real Estate Fund, Class R5	3,502,038

	Total Long-Term Investments (Cost $112,070,636)	96,600,351

PRINCIPAL AMOUNT($)

	Short-Term Investments – 1.1%

	U.S. Treasury Obligation—1.1%
1,085,000	U.S. Treasury Notes, 3.25%, 01/15/09 (k) (m) (Cost $1,089,395)	1,092,460

	Total Investments — 100.4% (Cost $113,160,031)	97,692,811

	Liabilities in Excess of Other Assets — (0.4)%	(363,364)

	NET ASSETS — 100.0%	$97,329,447

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
8	CAC40 Index (10 Euro)	October, 2008	$455,620	$(32,796)
3	Hang Seng Index	October, 2008	349,305	(20,512)
12	E-Mini Russell 2000 Index	December, 2008	813,300	(40,464)
7	S&P/MIB Index	December, 2008	1,265,626	(133,289)
45	5 Year U.S. Treasury Note	December, 2008	5,050,547	14,882

	Short Futures Outstanding
(2)	Amsterdam Index	October, 2008	(186,590)	38,845
(9)	IBEX 35 Index	October, 2008	(1,387,704)	43,249
(4)	SFE SPI 200 Index	December, 2008	370,232	18,516
(4)	Dow Jones Euro STOXX 50 Index	December, 2008	(172,427)	(6,203)
(17)	E-Mini S&P 500 Index	December, 2008	(992,290)	55,406
(48)	5 Year U.S. Treasury Note	December, 2008	(5,387,250)	(14,384)

				$(76,750)

Allocation Of Investments *

Taxable Fixed Income Funds	52.9%
Domestic Equity Funds	27.9
International Equity Funds	11.4
Specialty Funds	4.9
Money Market Funds	1.8
Short-Term Investments	1.1

* Percentages indicated are based upon total investments as of September 30, 2008. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a) Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k) Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,985
Aggregate gross unrealized depreciation	(15,473,205)

Net unrealized appreciation/depreciation	($15,467,220)

Federal income tax cost of investments	$113,160,031

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
SmartRetirement 2010 Fund
Level 1	$ 96,600,351	$ 170,898	$ (247,648)
Level 2	1,092,460	-	-
Level 3	-	-	-
Total	$ 97,692,811	$ 170,898	$ (247,648)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 99.0%
	Investment Companies – 99.0% (b)
1,896,272	JPMorgan Bond Fund, Institutional Class	13,956,560
4,205,883	JPMorgan Core Bond Fund, Class R5	43,909,420
591,660	JPMorgan Emerging Markets Debt Fund, Class R5	4,141,617
148,874	JPMorgan Emerging Markets Equity Fund, Institutional Class	2,593,390
955,845	JPMorgan High Yield Bond Fund, Class R5	6,633,567
441,300	JPMorgan International Equity Fund, Class R5	10,167,547
802,593	JPMorgan International Opportunities Fund, Institutional Class (a) (m)	10,217,004
241,345	JPMorgan International Realty Fund, Class R5	2,452,060
839,224	JPMorgan Intrepid America Fund, Class R5	18,051,705
173,896	JPMorgan Intrepid Growth Fund, Class R5	3,344,023
110,733	JPMorgan Large Cap Value Fund, Class R5	1,064,148
2,143,266	JPMorgan Prime Money Market Fund, Institutional Class 12/31/49 (m)	2,143,266
205,235	JPMorgan Realty Income Fund, Class R5	2,183,703
139,998	JPMorgan Small Cap Equity Fund, Class R5	3,943,755
292,358	JPMorgan Small Cap Growth Fund, Institutional Class (a)	2,487,971
96,572	JPMorgan Small Cap Value Fund, Class R5	1,750,849
78,727	JPMorgan Strategic Small Cap Value Fund, Class R5 (a)	953,388
1,822,999	JPMorgan U.S. Equity Fund, Class R5	16,024,158
241,673	JPMorgan U.S. Large Cap Core Plus Fund, Class R5	4,137,447
344,027	JPMorgan U.S. Real Estate Fund, Class R5	5,741,816

	Total Long-Term Investments (Cost $185,051,069)	155,897,394

PRINCIPAL AMOUNT($)

	Short-Term Investments – 1.0%
	U.S. Treasury Obligation—1.0%

SHARES	SECURITY DESCRIPTION	VALUE($)

	Short-Term Investments – 1.0% — Continued
1,490,000	U.S. Treasury Notes, 3.25%, 01/15/09 (k) (m) (Cost $1,496,063)	1,500,244

	Total Investments — 100.0% (Cost $186,547,132)	157,397,638
	Liabilities in Excess of Other Assets — 0.0%	(44,285)

	NET ASSETS — 100.0%	$157,353,353

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
14	CAC40 Index (10 Euro)	October, 2008	$804,177	$(57,393)
5	Hang Seng Index	October, 2008	582,068	(34,246)
1	TOPIX Index	December, 2008	100,739	(9,993)
30	E-Mini Russell 2000 Index	December, 2008	2,033,250	(85,364)
3	FTSE 100 Index	December, 2008	267,573	(23,887)
11	S&P/MIB Index	December, 2008	2,007,366	(208,918)
28	E-Mini S&P 500 Index	December, 2008	1,634,360	(9,509)
65	5 Year U.S. Treasury Note	December, 2008	7,295,234	22,420
	Short Futures Outstanding
(13)	IBEX 35 Index	October, 2008	(2,023,443)	62,345
(4)	Amsterdam Index	October, 2008	(375,810)	77,689
(6)	SFE SPI 200 Index	December, 2008	(581,253)	27,775
(2)	Dow Jones Euro STOXX 50 Index	December, 2008	(86,214)	(3,102)
(66)	5 Year U.S. Treasury Note	December, 2008	(7,407,469)	(19,779)

				$(261,962)

Allocation Of Investments *

Taxable Fixed Income Funds	43.6%
Domestic Equity Funds	32.9
International Equity Funds	14.6
Specialty Funds	6.5
Money Market Funds	1.4
Short-Term Investments	1.0

* Percentages indicated are based upon total investments as of September 30, 2008. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (continued)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,779
Aggregate gross unrealized depreciation	(29,163,273)

Net unrealized appreciation/depreciation	$(29,149,494)

Federal income tax cost of investments	$186,547,132

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
SmartRetirement 2015 Fund
Level 1	$ 155,897,394	$ 190,229	$ (452,191)
Level 2	1,500,244	-	-
Level 3	-	-	-
Total	$ 157,397,638	$ 190,229	$ (452,191)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 98.4%
	Investment Companies – 98.4% (b)
2,311,620	JPMorgan Bond Fund, Institutional Class	17,013,526
5,314,114	JPMorgan Core Bond Fund, Class R5	55,479,354
695,737	JPMorgan Emerging Markets Debt Fund, Class R5	4,870,157
313,703	JPMorgan Emerging Markets Equity Fund, Institutional Class	5,464,704
1,346,401	JPMorgan High Yield Bond Fund, Class R5	9,344,022
778,722	JPMorgan International Equity Fund, Class R5	17,941,763
1,408,141	JPMorgan International Opportunities Fund, Institutional Class (a) (m)	17,925,632
677,454	JPMorgan International Realty Fund, Class R5	6,882,931
1,475,494	JPMorgan Intrepid America Fund, Class R5	31,737,877
754,413	JPMorgan Intrepid Growth Fund, Class R5	14,507,368
764,681	JPMorgan Large Cap Value Fund, Class R5	7,348,584
3,657,412	JPMorgan Prime Money Market Fund, Institutional Class (m)	3,657,412
330,787	JPMorgan Realty Income Fund, Class R5	3,519,568
224,361	JPMorgan Small Cap Equity Fund, Class R5	6,320,240
506,086	JPMorgan Small Cap Growth Fund, Institutional Class (a)	4,306,788
98,794	JPMorgan Small Cap Value Fund, Class R5	1,791,126
153,344	JPMorgan Strategic Small Cap Value Fund, Class R5 (a)	1,857,001
2,227,254	JPMorgan U.S. Equity Fund, Class R5	19,577,560
789,020	JPMorgan U.S. Large Cap Core Plus Fund, Class R5	13,508,021
573,447	JPMorgan U.S. Real Estate Fund, Class R5	9,570,827

	Total Long-Term Investments (Cost $300,569,120)	252,624,461

PRINCIPAL AMOUNT($)

Short-Term Investments – 1.5%
U.S. Treasury Obligation—1.5%

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Short-Term Investments – 1.5% — Continued
3,820,000	U.S. Treasury Notes, 3.25%, 01/15/09 (k) (m) (Cost $3,835,527)	3,846,263

	Total Investments — 99.9% (Cost $304,404,647)	256,470,724
	Other Assets in Excess of Liabilities — 0.1%	330,012

	NET ASSETS — 100.0%	$256,800,736

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
33	CAC40 Index (10 Euro)	October, 2008	$1,879,434	$(135,282)
12	Hang Seng Index	October, 2008	1,397,220	(81,924)
5	TOPIX Index	December, 2008	510,554	(49,963)
71	E-Mini Russell 2000 Index	December, 2008	4,540,925	(225,949)
8	FTSE 100 Index	December, 2008	707,300	(63,699)
29	S&P/MIB Index	December, 2008	5,243,309	(551,698)
29	E-Mini S&P 500 Index	December, 2008	1,692,730	(10,779)
185	5 Year U.S. Treasury Note	December, 2008	20,763,359	59,685
	Short Futures Outstanding
(30)	IBEX 35 Index	October, 2008	4,625,679	143,865
(9)	Amsterdam Index	October, 2008	839,654	174,801
(16)	SFE SPI 200 Index	December, 2008	1,480,929	74,065
(4)	Dow Jones Euro STOXX 50 Index	December, 2008	172,427	12,267
(165)	5 Year U.S. Treasury Note	December, 2008	(18,518,672)	(49,446)

				$(704,057)

Allocation Of Investments *

Domestic Equity Funds	39.4%
Taxable Fixed Income Funds	33.8
International Equity Funds	16.1
Specialty Funds	7.8
Short-Term Investments	1.5
Money Market Funds	1.4

* Percentages indicated are based upon total investments as of September 30, 2008. The Fund’s composition is subject to change.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,735
Aggregate gross unrealized depreciation	(47,944,658)

Net unrealized appreciation/depreciation	$(47,933,923)

Federal income tax cost of investments	$304,404,647

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMorgan SmartRetirement 2020 Fund
Level 1	$ 252,624,462	$ 464,683	$ (1,168,740)
Level 2	3,846,262	-	-
Level 3	-	-	-
Total	$ 256,470,724	$ 464,683	$ (1,168,740)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 98.8%
	Investment Companies – 98.8% (b)
107,776	JPMorgan Bond Fund, Institutional Class	793,231
314,943	JPMorgan Core Bond Fund, Class R5	3,288,000
20,573	JPMorgan Emerging Markets Debt Fund, Class R5	144,012
27,738	JPMorgan Emerging Markets Equity Fund, Institutional Class	483,200
88,203	JPMorgan High Yield Bond Fund, Class R5	612,130
77,066	JPMorgan International Equity Fund, Class R5	1,775,606
138,582	JPMorgan International Opportunities Fund, Institutional Class (a) (m)	1,764,148
65,600	JPMorgan International Realty Fund, Class R5	666,493
120,895	JPMorgan Intrepid America Fund, Class R5	2,600,442
83,729	JPMorgan Intrepid Growth Fund, Class R5	1,610,113
105,172	JPMorgan Large Cap Value Fund, Class R5	1,010,702
358,529	JPMorgan Prime Money Market Fund, Institutional Class (m)	358,529
33,808	JPMorgan Realty Income Fund, Class R5	359,712
27,386	JPMorgan Small Cap Equity Fund, Class R5	771,458
63,286	JPMorgan Small Cap Growth Fund, Institutional Class (a)	538,568
12,062	JPMorgan Small Cap Value Fund, Class R5	218,680
16,595	JPMorgan Strategic Small Cap Value Fund, Class R5 (a)	200,966
150,748	JPMorgan U.S. Equity Fund, Class R5	1,325,078
86,367	JPMorgan U.S. Large Cap Core Plus Fund, Class R5	1,478,600
45,107	JPMorgan U.S. Real Estate Fund, Class R5	752,835

	Total Long-Term Investments (Cost $23,979,985)	20,752,503

PRINCIPAL AMOUNT($)

Short-Term Investments – 1.5%
U.S. Treasury Obligation—1.5%
310,000	U.S. Treasury Notes, 3.25%, 01/15/09 (k) (m) (Cost $311,253)	312,131

SHARES	SECURITY DESCRIPTION	VALUE($)

	Short-Term Investments – 1.5% — Continued
	Total Investments — 100.3% (Cost $24,291,238)	21,064,634
	Liabilities in Excess of Other Assets — (0.3)%	(72,118)

	NET ASSETS — 100.0%	$20,992,516

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
3	CAC40 Index (10 Euro)	October, 2008	$170,858	$(12,298)
1	Hang Seng Index	October, 2008	116,435	(6,880)
3	S&P/MIB Index	December, 2008	542,411	(57,052)
4	E-Mini S&P 500 Index	December, 2008	233,480	(6,695)
14	5 Year U.S. Treasury Note	December, 2008	$1,571,281	$4,641

	Short Futures Outstanding
(3)	IBEX 35 Index	October, 2008	(462,568)	14,419
(1)	Amsterdam Index	October, 2008	(93,295)	19,422
(1)	SFE SPI 200 Index	December, 2008	(92,558)	4,629
(1)	Dow Jones Euro STOXX 50 Index	December, 2008	(43,109)	3,067
(9)	5 Year U.S. Treasury Note	December, 2008	(1,010,109)	(3,377)

				$(40,124)

Allocation Of Investments *

Domestic Equity Funds	46.2%
Taxable Fixed Income Funds	23.0
International Equity Funds	19.1
Specialty Funds	8.5
Money Market Funds	1.7
Short-Term Investments	1.5

* Percentages indicated are based upon total investments as of September 30, 2008. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$878
Aggregate gross unrealized depreciation	(3,227,482)

Net unrealized appreciation/depreciation	($3,226,604)

Federal income tax cost of investments	$24,291,238

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
SmartRetirement 2025 Fund
Level 1	$ 20,752,503	$ 46,178	$ (86,302)
Level 2	312,131	-	-
Level 3	-	-	-
Total	$ 21,064,634	$ 46,178	$ (86,302)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 98.3%

	Investment Companies – 98.3% (b)
891,286	JPMorgan Bond Fund, Institutional Class	6,559,866
2,308,240	JPMorgan Core Bond Fund, Class R5	24,098,026
375,052	JPMorgan Emerging Markets Debt Fund, Class R5	2,625,364
342,479	JPMorgan Emerging Markets Equity Fund, Institutional Class	5,965,983
794,442	JPMorgan High Yield Bond Fund, Class R5	5,513,425
833,654	JPMorgan International Equity Fund, Class R5	19,207,392
1,484,868	JPMorgan International Opportunities Fund, Institutional Class (a) (m)	18,902,366
682,985	JPMorgan International Realty Fund, Class R5	6,939,123
1,308,776	JPMorgan Intrepid America Fund, Class R5	28,151,765
955,838	JPMorgan Intrepid Growth Fund, Class R5	18,380,762
1,009,213	JPMorgan Large Cap Value Fund, Class R5	9,698,541
3,645,826	JPMorgan Prime Money Market Fund, Institutional Class 12/31/49 (m)	3,645,826
473,347	JPMorgan Realty Income Fund, Class R5	5,036,407
142,473	JPMorgan Small Cap Equity Fund, Class R5	4,013,477
563,761	JPMorgan Small Cap Growth Fund, Institutional Class (a)	4,797,607
140,557	JPMorgan Small Cap Value Fund, Class R5	2,548,293
168,027	JPMorgan Strategic Small Cap Value Fund, Class R5 (a)	2,034,806
1,282,972	JPMorgan U.S. Equity Fund, Class R5	11,277,322
1,126,932	JPMorgan U.S. Large Cap Core Plus Fund, Class R5	19,293,083
412,476	JPMorgan U.S. Real Estate Fund, Class R5	6,884,231

	Total Long-Term Investments (Cost $247,645,012)	205,573,665

PRINCIPAL AMOUNT($)

	Short-Term Investments – 1.9%

	U.S. Treasury Obligation—1.9%
4,010,000	U.S. Treasury Notes, 3.25%, 01/15/09 (k) (m) (Cost $4,026,258)	4,037,569

	Total Investments — 100.2% (Cost $251,671,270)	209,611,234
	Liabilities in Excess of Other Assets — (0.2)%	(368,265)

	NET ASSETS — 100.0%	$209,242,969

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
34	CAC40 Index (10 Euro)	October, 2008	$1,953,002	$(139,382)
13	Hang Seng Index	October, 2008	1,513,375	(87,364)
4	TOPIX Index	December, 2008	402,954	(39,970)
81	E-Mini Russell 2000 Index	December, 2008	5,489,775	(271,588)
8	FTSE 100 Index	December, 2008	713,527	(63,699)
31	S&P/MIB Index	December, 2008	5,657,117	(589,530)
16	E-Mini S&P 500 Index	December, 2008	933,920	(6,032)
138	5 Year U.S. Treasury Note	December, 2008	15,488,344	45,028

	Short Futures Outstanding
(33)	IBEX 35 Index	October, 2008	(5,136,432)	158,262
(10)	Amsterdam Index	October, 2008	(939,526)	194,223
(17)	SFE SPI 200 Index	December, 2008	(1,646,883)	78,695
(2)	Dow Jones Euro STOXX 50 Index	December, 2008	(86,983)	6,134
(143)	5 Year U.S. Treasury Note	December, 2008	(16,049,516)	(42,854)

				$(758,077)

Allocation Of Investments *

Domestic Equity Funds	47.8%
International Equity Funds	21.1
Taxable Fixed Income Funds	18.5
Specialty Funds	9.0
Short-Term Investments	1.9
Money Market Funds	1.7

* Percentages indicated are based upon total investments as of September 30, 2008. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,311
Aggregate gross unrealized depreciation	(42,071,347)

Net unrealized appreciation/depreciation	($42,060,036)

Federal income tax cost of investments	$251,671,270

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
SmartRetirement 2030 Fund
Level 1	$ 205,573,665	$ 482,342	$ (1,240,419)
Level 2	4,037,569	-	-
Level 3	-	-	-
Total	$ 209,611,234	$ 482,342	$ (1,240,419)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.8%
	Investment Companies – 96.8% (b)
44,808	JPMorgan Bond Fund, Institutional Class	329,785
146,005	JPMorgan Core Bond Fund, Class R5	1,524,289
8,940	JPMorgan Emerging Markets Debt Fund, Class R5	62,583
24,508	JPMorgan Emerging Markets Equity Fund, Institutional Class	426,934
45,368	JPMorgan High Yield Bond Fund, Class R5	314,854
61,701	JPMorgan International Equity Fund, Class R5	1,421,581
107,664	JPMorgan International Opportunities Fund, Institutional Class (a) (m)	1,370,563
47,902	JPMorgan International Realty Fund, Class R5	486,687
76,654	JPMorgan Intrepid America Fund, Class R5	1,648,819
61,131	JPMorgan Intrepid Growth Fund, Class R5	1,175,546
65,829	JPMorgan Large Cap Value Fund, Class R5	632,619
222,545	JPMorgan Prime Money Market Fund, Institutional Class (m)	222,545
22,592	JPMorgan Realty Income Fund, Class R5	240,378
17,643	JPMorgan Small Cap Equity Fund, Class R5	496,997
49,369	JPMorgan Small Cap Growth Fund, Institutional Class (a)	420,132
7,625	JPMorgan Small Cap Value Fund, Class R5	138,242
5,655	JPMorgan Strategic Small Cap Value Fund, Class R5 (a)	68,480
62,969	JPMorgan U.S. Equity Fund, Class R5	553,502
78,807	JPMorgan U.S. Large Cap Core Plus Fund, Class R5	1,349,182
32,483	JPMorgan U.S. Real Estate Fund, Class R5	542,137

	Total Long-Term Investments (Cost $15,823,037)	13,425,855

PRINCIPAL AMOUNT($)

	Short-Term Investments – 3.3%
	U.S. Treasury Obligation—3.3%

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investments – 3.3% — Continued
455,000	U.S. Treasury Notes, 3.25%, 01/15/09 (k) (m) (Cost $456,908)	458,128

	Total Investments — 100.1% (Cost $16,279,945)	13,883,983
	Liabilities in Excess of Other Assets — (0.1)%	(9,877)

	NET ASSETS — 100.0%	$13,874,106

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
2	CAC40 Index (10 Euro)	October, 2008	$113,905	$(8,199)
1	Hang Seng Index	October, 2008	116,435	(6,893)
3	E-Mini Russell 2000 Index	December, 2008	203,325	(10,417)
2	S&P/MIB Index	December, 2008	361,608	(38,047)
11	E-Mini S&P 500 Index	December, 2008	642,070	(28,133)
6	5 Year U.S. Treasury Note	December, 2008	673,406	1,913

	Short Futures Outstanding
(2)	IBEX 35 Index	October, 2008	(308,379)	9,484
(1)	SFE SPI 200 Index	December, 2008	(92,558)	4,629
(2)	Dow Jones Euro STOXX 50 Index	December, 2008	(86,214)	6,134
(7)	5 Year U.S. Treasury Note	December, 2008	(785,641)	(2,449)

				$(71,978)

Allocation Of Investments *

Domestic Equity Funds	46.7%
International Equity Funds	23.2
Taxable Fixed Income Funds	16.1
Specialty Funds	9.1
Short-Term Investments	3.3
Money Market Funds	1.6

* Percentages indicated are based upon total investments as of September 30, 2008. The Fund’s composition is subject to change.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,220
Aggregate gross unrealized depreciation	(2,397,182)

Net unrealized appreciation/depreciation	$(2,395,962)

Federal income tax cost of investments	$16,279,945

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
SmartRetirement 2035 Fund
Level 1	$ 13,425,855	$ 22,160	$ (94,138)
Level 2	458,128	-	-
Level 3	-	-	-
Total	$ 13,883,983	$ 22,160	$ (94,138)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 97.9%
	Investment Companies – 97.9% (b)
494,766	JPMorgan Bond Fund, Institutional Class	3,641,481
1,339,937	JPMorgan Core Bond Fund, Class R5	13,988,939
224,435	JPMorgan Emerging Markets Debt Fund, Class R5	1,571,044
258,732	JPMorgan Emerging Markets Equity Fund, Institutional Class	4,507,119
522,527	JPMorgan High Yield Bond Fund, Class R5	3,626,336
594,980	JPMorgan International Equity Fund, Class R5	13,708,335
1,051,049	JPMorgan International Opportunities Fund, Institutional Class (a) (m)	13,379,851
540,309	JPMorgan International Realty Fund, Class R5	5,489,543
1,011,410	JPMorgan Intrepid America Fund, Class R5	21,755,435
626,588	JPMorgan Intrepid Growth Fund, Class R5	12,049,285
705,046	JPMorgan Large Cap Value Fund, Class R5	6,775,492
3,080,564	JPMorgan Prime Money Market Fund, Institutional Class (m)	3,080,564
351,898	JPMorgan Realty Income Fund, Class R5	3,744,199
97,305	JPMorgan Small Cap Equity Fund, Class R5	2,741,080
430,054	JPMorgan Small Cap Growth Fund, Institutional Class (a)	3,659,761
129,438	JPMorgan Small Cap Value Fund, Class R5	2,346,708
107,740	JPMorgan Strategic Small Cap Value Fund, Class R5 (a)	1,304,734
836,152	JPMorgan U.S. Equity Fund, Class R5	7,349,778
845,618	JPMorgan U.S. Large Cap Core Plus Fund, Class R5	14,476,972
255,895	JPMorgan U.S. Real Estate Fund, Class R5	4,270,895

	Total Long-Term Investments (Cost $172,733,103)	143,467,551

PRINCIPAL AMOUNT($)

Short-Term Investments – 2.3%
U.S. Treasury Obligation—2.3%
3,355,000	U.S. Treasury Notes, 3.25%, 01/15/09 (k) (m) (Cost $3,369,082)	3,378,065

SHARES	SECURITY DESCRIPTION	VALUE($)

	Short-Term Investments – 2.3% — Continued
	Total Investments — 100.2% (Cost $176,102,185)	146,845,616
	Liabilities in Excess of Other Assets — (0.2)%	(303,709)

	NET ASSETS — 100.0%	$146,541,907

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
25	CAC40 Index (10 Euro)	October, 2008	$1,423,814	$(102,487)
11	Hang Seng Index	October, 2008	1,280,785	(75,250)
5	TOPIX Index	December, 2008	510,554	(49,963)
57	E-Mini Russell 2000 Index	December, 2008	3,863,175	(185,765)
6	Dow Jones Euro STOXX 50 Index	December, 2008	258,641	(21,405)
7	FTSE 100 Index	December, 2008	618,887	(55,736)
12	E-Mini S&P 500 Index	December, 2008	700,440	(4,264)
22	S&P/MIB Index	December, 2008	3,977,683	(418,552)
91	5 Year U.S. Treasury Note	December, 2008	10,213,328	29,316

	Short Futures Outstanding
(23)	IBEX 35 Index	October, 2008	(3,546,354)	110,292
(6)	Amsterdam Index	October, 2008	(559,769)	116,534
(12)	SFE SPI 200 Index	December, 2008	(1,110,696)	55,549
(93)	5 Year U.S. Treasury Note	December, 2008	(10,437,797)	(27,870)

				$(629,601)

Allocation Of Investments *

Domestic Equity Funds	49.4%
International Equity Funds	21.5
Taxable Fixed Income Funds	15.6
Specialty Funds	9.1
Short-Term Investments	2.3
Money Market Funds	2.1

* Percentages indicated are based upon total investments as of September 30, 2008. The Fund’s composition is subject to change.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,488
Aggregate gross unrealized depreciation	(29,290,057)

Net unrealized appreciation/depreciation	$(29,256,569)

Federal income tax cost of investments	$176,102,185

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMorgan SmartRetirement 2040 Fund
Level 1	$ 143,467,551	$ 311,692	$ (941,292)
Level 2	3,378,065	-	-
Level 3	-	-	-
Total	$ 146,845,616	$ 311,692	$ (941,292)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 98.0%

	Investment Companies – 98.0% (b)
12,057	JPMorgan Bond Fund, Institutional Class	88,739
65,248	JPMorgan Core Bond Fund, Class R5	681,193
1,453	JPMorgan Emerging Markets Debt Fund, Class R5	10,172
9,958	JPMorgan Emerging Markets Equity Fund, Institutional Class	173,467
18,151	JPMorgan High Yield Bond Fund, Class R5	125,965
21,836	JPMorgan International Equity Fund, Class R5	503,099
39,346	JPMorgan International Opportunities Fund, Institutional Class (a) (m)	500,869
19,212	JPMorgan International Realty Fund, Class R5	195,190
36,880	JPMorgan Intrepid America Fund, Class R5	793,279
23,142	JPMorgan Intrepid Growth Fund, Class R5	445,012
25,654	JPMorgan Large Cap Value Fund, Class R5	246,537
106,621	JPMorgan Prime Money Market Fund, Institutional Class (m)	106,621
10,704	JPMorgan Realty Income Fund, Class R5	113,891
6,901	JPMorgan Small Cap Equity Fund, Class R5	194,408
24,023	JPMorgan Small Cap Growth Fund, Institutional Class (a)	204,438
3,536	JPMorgan Small Cap Value Fund, Class R5	64,103
5,509	JPMorgan Strategic Small Cap Value Fund, Class R5 (a)	66,708
26,059	JPMorgan U.S. Equity Fund, Class R5	229,059
28,952	JPMorgan U.S. Large Cap Core Plus Fund, Class R5	495,661
11,852	JPMorgan U.S. Real Estate Fund, Class R5	197,809

	Total Long-Term Investments (Cost $6,235,664)	5,436,220

PRINCIPAL AMOUNT($)

	Short-Term Investments – 1.2%

	U.S. Treasury Obligation—1.2%
65,000	U.S. Treasury Notes, 3.25%, 01/15/09 (k) (m) (Cost $65,271)	65,447

	Total Investments — 99.2% (Cost $6,300,935)	5,501,667
	Other Assets in Excess of Liabilities — 0.8%	46,720

	NET ASSETS — 100.0%	$5,548,387

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

Schedule of Portfolio Investments
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
1	Dow Jones Euro STOXX 50 Index	December, 2008	$43,107	$(3,567)
3	E-Mini S&P 500 Index	December, 2008	175,110	(8,475)
2	5 Year U.S. Treasury Note	December, 2008	224,469	635

	Short Futures Outstanding
(2)	5 Year U.S. Treasury Note	December, 2008	(224,469)	(740)

				$(12,147)

Allocation Of Investments *

Domestic Equity Funds	49.8%
International Equity Funds	21.4
Taxable Fixed Income Funds	16.5
Specialty Funds	9.2
Money Market Funds	1.9
Short-Term Investment	1.2

* Percentages indicated are based upon total investments as of September 30, 2008. The Fund’s composition is subject to change.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$176
Aggregate gross unrealized depreciation	(799,444)

Net unrealized appreciation/depreciation	($799,268)

Federal income tax cost of investments	$6,300,935

JPMorgan SmartRetirement 2045 Fund

Schedule of Portfolio Investments
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
SmartRetirement 2045 Fund
Level 1	$ 5,436,220	$ 635	$ (12,782)
Level 2	65,447	-	-
Level 3	-	-	-
Total	$ 5,501,667	$ 635	$ (12,782)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 103.8%

	Investment Companies – 103.8% (b)
3,909	JPMorgan Bond Fund, Institutional Class	28,767
26,234	JPMorgan Core Bond Fund, Class R5	273,880
1,144	JPMorgan Emerging Markets Debt Fund, Class R5	8,009
5,565	JPMorgan Emerging Markets Equity Fund, Institutional Class	96,947
10,851	JPMorgan High Yield Bond Fund, Class R5	75,305
14,056	JPMorgan International Equity Fund, Class R5	323,859
25,302	JPMorgan International Opportunities Fund, Institutional Class (a) (m)	322,092
10,689	JPMorgan International Realty Fund, Class R5	108,598
20,946	JPMorgan Intrepid America Fund, Class R5	450,539
14,546	JPMorgan Intrepid Growth Fund, Class R5	279,718
14,819	JPMorgan Large Cap Value Fund, Class R5	142,415
185,497	JPMorgan Prime Money Market Fund, Institutional Class (m)	185,497
5,961	JPMorgan Realty Income Fund, Class R5	63,429
3,477	JPMorgan Small Cap Equity Fund, Class R5	97,951
9,712	JPMorgan Small Cap Growth Fund, Institutional Class (a)	82,649
2,860	JPMorgan Small Cap Value Fund, Class R5	51,855
5,131	JPMorgan Strategic Small Cap Value Fund, Class R5 (a)	62,134
17,652	JPMorgan U.S. Equity Fund, Class R5	155,161
17,645	JPMorgan U.S. Large Cap Core Plus Fund, Class R5	302,079
6,595	JPMorgan U.S. Real Estate Fund, Class R5	110,064

	Total Long-Term Investments (Cost $3,619,537)	3,220,948

PRINCIPAL AMOUNT($)

	Short-Term Investment – 1.0%

	U.S. Treasury Obligation—1.0%
30,000	U.S. Treasury Notes, 3.25%, 01/15/09 (k) (m) (Cost $30,148)	30,206

	Total Investments — 104.8% (Cost $3,649,685)	3,251,154
	Liabilities in Excess of Other Assets — (4.8)%	(147,428)

	NET ASSETS — 100.0%	$3,103,726

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (continued)

Futures Contract

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
1	5 Year U.S. Treasury Note	December, 2008	$112,234	$(753)

Allocation Of Investments *

Domestic Equity Funds	50.0%
International Equity Funds	22.9
Taxable Fixed Income Funds	11.8
Specialty Funds	8.7
Money Market Funds	5.7
Short-Term Investment	0.9

* Percentages indicated are based upon total investments as of September 30, 2008. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57
Aggregate gross unrealized depreciation	(398,588)

Net unrealized appreciation/depreciation	($398,531)

Federal income tax cost of investments	$3,649,685

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
SmartRetirement 2050 Fund
Level 1	$ 3,220,948	$ -	$ (753)
Level 2	30,206	-	-
Level 3	-	-	-
Total	$ 3,251,154	$ -	$ (753)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 98.6%

	Investment Companies – 98.6% (b)
1,530,550	JPMorgan Bond Fund, Institutional Class	11,264,845
3,464,236	JPMorgan Core Bond Fund, Class R5	36,166,621
435,857	JPMorgan Emerging Markets Debt Fund, Class R5	3,051,002
4,010	JPMorgan Emerging Markets Equity Fund, Institutional Class	69,861
606,289	JPMorgan High Yield Bond Fund, Class R5	4,207,649
174,800	JPMorgan International Equity Fund, Class R5	4,027,398
315,615	JPMorgan International Opportunities Fund, Institutional Class (a) (m)	4,017,780
95,478	JPMorgan International Realty Fund, Class R5	970,053
318,354	JPMorgan Intrepid America Fund, Class R5	6,847,797
7,148,118	JPMorgan Prime Money Market Fund, Institutional Class (m)	7,148,118
83,150	JPMorgan Small Cap Equity Fund, Class R5	2,342,342
114,113	JPMorgan Small Cap Growth Fund, Institutional Class (a)	971,101
39,016	JPMorgan Small Cap Value Fund, Class R5	707,357
1,269,679	JPMorgan U.S. Equity Fund, Class R5	11,160,481
152,195	JPMorgan U.S. Real Estate Fund, Class R5	2,540,141

	Total Long-Term Investments (Cost $108,129,621)	95,492,546

PRINCIPAL AMOUNT($)

	Short-Term Investments – 1.3%

	U.S. Treasury Obligation—1.3%
1,250,000	U.S. Treasury Notes, 3.25%, 01/15/09 (k) (m) (Cost $1,254,965)	1,258,594

	Total Investments — 99.9% (Cost $109,384,586)	96,751,140

	Other Assets in Excess of Liabilities — 0.1%	145,839

	NET ASSETS — 100.0%	$96,896,979

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
8	CAC40 Index (10 Euro)	October, 2008	$455,620	$(32,796)
10	E-Mini Russell 2000 Index	December, 2008	677,750	(21,390)
1	FTSE 100 Index	December, 2008	88,412	(7,962)
6	S&P/MIB Index	December, 2008	1,084,823	(114,106)
10	5 Year U.S. Treasury Note	December, 2008	1,122,344	3,652

	Short Futures Outstanding
(2)	Amsterdam Index	October, 2008	(186,590)	38,845
(7)	IBEX 35 Index	October, 2008	(1,079,325)	33,572
(1)	TOPIX Index	December, 2008	(102,111)	9,976
(3)	SFE SPI 200 Index	December, 2008	(277,674)	13,887
(13)	Dow Jones Euro STOXX 50 Index	December, 2008	(571,140)	32,435
(17)	E-Mini S&P 500 Index	December, 2008	(992,290)	56,746
(7)	5 Year U.S. Treasury Note	December, 2008	(785,641)	(2,098)

				$10,761

Allocation Of Investments *

Taxable Fixed Income Funds	56.5%
Domestic Equity Funds	22.7
International Equity Funds	8.5
Money Market Funds	7.4
Specialty Funds	3.6
Short-Term Investments	1.3

* Percentages indicated are based upon total investments as of September 30, 2008. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,629
Aggregate gross unrealized depreciation	(12,637,075)

Net unrealized appreciation/depreciation	$(12,633,446)

Federal income tax cost of investments	$109,384,586

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
SmartRetirement Income Fund
Level 1	$ 95,492,546	$ 189,113	$ (178,352)
Level 2	1,258,594	-	-
Level 3	-	-	-
Total	$ 96,751,140	$ 189,113	$ (178,352)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Strategic Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 94.7%
	Common Stocks — 92.0%
	Aerospace & Defense —1.6%
11	AAR Corp. (a)	186

	Auto Components — 1.2%
11	ArvinMeritor, Inc.	138

	Biotechnology — 0.3%
3	Theravance, Inc. (a)	39

	Building Products — 2.8%
105	PGT, Inc. (a)	317

	Capital Markets — 3.5%
1	Affiliated Managers Group, Inc. (a)	116
6	Calamos Asset Management, Inc., Class A	99
2	Investment Technology Group, Inc. (a)	61
18	PennantPark Investment Corp.	130

		406

	Commercial Banks— 8.7%
25	Bancorp, Inc. (The) (a)	124
15	Boston Private Financial Holdings, Inc.	128
30	Citizens Republic Bancorp, Inc.	94
7	East West Bancorp, Inc.	101
10	Synovus Financial Corp.	108
8	Texas Capital Bancshares, Inc. (a)	165
18	West Coast Bancorp	263

		983

	Commercial Services & Supplies— 1.3%
19	Cenveo, Inc. (a)	149

	Communications Equipment — 3.0%
5	CommScope, Inc. (a)	184
11	Tekelec (a)	155

		339

	Containers & Packaging— 2.2%
5	Silgan Holdings, Inc.	254

	Diversified Consumer Services — 0.7%
10	thinkorswim Group, Inc. (a)	80

	Diversified Financial Services — 1.9%
26	Marlin Business Services Corp. (a)	220

	Diversified Telecommunication Services —1.6%
15	Alaska Communications Systems Group, Inc.	188

	Electric Utilities— 0.9%
2	Allete, Inc.	107

	Electrical Equipment— 3.6%
8	EnerSys (a)	159
4	General Cable Corp. (a)	157
2	Powell Industries, Inc. (a)	87

		403

	Energy Equipment & Services — 0.4%
1	Exterran Holdings, Inc. (a)	42

	Food & Staples Retailing — 1.4%
5	Ruddick Corp.	159

	Gas Utilities — 0.5%
1	Energen Corp.	58

	Health Care Equipment & Supplies— 1.4%
9	Hologic, Inc. (a)	165

	Health Care Providers & Services — 3.5%
6	Kindred Healthcare, Inc. (a)	164
2	Psychiatric Solutions, Inc. (a)	61
11	Sun Healthcare Group, Inc. (a)	166

		391

	Household Durables — 4.5%
7	Centex Corp.	110
14	Champion Enterprises, Inc. (a)	80
8	Jarden Corp. (a)	184
5	Tupperware Brands Corp.	137

		511

	Insurance — 6.2%
9	Ambac Financial Group, Inc.	20
4	Hanover Insurance Group, Inc. (The)	164
35	Meadowbrook Insurance Group, Inc.	244
5	ProAssurance Corp. (a)	268

		696

	Internet Software & Services — 2.6%
3	Digital River, Inc. (a)	84
17	Switch & Data Facilities Co., Inc. (a)	214

		298

	IT Services — 0.9%
8	RightNow Technologies, Inc. (a)	104

	Leisure Equipment & Products — 0.9%
8	Brunswick Corp.	106

	Machinery — 1.8%
2	Kaydon Corp.	99
3	Toro Co.	108

		207

	Media — 1.8%
5	John Wiley & Sons, Inc., Class A	210

	Metals & Mining — 1.3%
3	Century Aluminum Co. (a)	73
4	Commercial Metals Co.	73

		146

	Multiline Retail — 2.2%
17	Fred’s, Inc., Class A	247

	Oil, Gas & Consumable Fuels — 2.3%
3	Comstock Resources, Inc. (a)	130
3	Penn Virginia Corp.	139

		269

	Paper & Forest Products — 1.5%
24	AbitibiBowater, Inc., (Canada) (a)	91
17	Domtar Corp., (Canada) (a)	78

		169

	Pharmaceuticals — 0.3%
11	Somaxon Pharmaceuticals, Inc. (a)	34

	Professional Services — 1.1%
5	Robert Half International, Inc.	126

	Real Estate Investment Trusts (REITs) — 5.6%
10	Associated Estates Realty Corp.	125
8	Brandywine Realty Trust	132
28	MFA Mortgage Investments, Inc.	183
10	Sun Communities, Inc.	203

		643

	Road & Rail — 0.6%
3	Old Dominion Freight Line, Inc. (a)	74

	Semiconductors & Semiconductor Equipment — 1.8%
13	Tessera Technologies, Inc. (a)	206

	Software — 0.9%
15	Lawson Software, Inc. (a)	105

	Specialty Retail — 4.9%
103	Blockbuster, Inc., Class A (a)	211
7	Charlotte Russe Holding, Inc. (a)	76
7	Collective Brands, Inc. (a)	132
7	Rent-A-Center, Inc. (a)	154

		573

	Textiles, Apparel & Luxury Goods — 0.6%
3	Hanesbrands, Inc. (a)	63

	Thrifts & Mortgage Finance — 5.7%
31	Ocwen Financial Corp. (a)	250
7	WSFS Financial Corp.	408

		658

	Tobacco — 4.0%
26	Vector Group Ltd.	464

	Total Common Stocks (Cost $11,172)	10,533

	Investment Company — 2.7%
9	SPDR KBW Regional Banking ETF (Cost $316)	309

	Total Long-Term Investments (Cost $11,488)	10,842

	Short-Term Investment — 9.0%
	Investment Company — 9.0%
1,030	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $1,030)	1,030

	Total Investments — 103.7% (Cost $12,518)	11,872
	Liabilities in Excess of Other Assets — (3.7)%	(428)

	NET ASSETS — 100.0%	$11,444

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF — Exchange Traded Fund
SPDR — Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$722
Aggregate gross unrealized depreciation	(1,368)

Net unrealized appreciation/depreciation	$(646)

Federal income tax cost of investments	$12,518

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Strategic Small Cap Value Fund
Level 1	$ 11,872	$ -
Level 2	-	-
Level 3	-	-
Total	$ 11,872	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 97.0%
		Common Stocks — 97.0%
		Aerospace & Defense — 3.3%
211		Boeing Co.	12,119
70		Northrop Grumman Corp.	4,220
518		United Technologies Corp.	31,132

			47,471

		Air Freight & Logistics — 0.0% (g)
1		FedEx Corp.	44

		Auto Components — 2.0%
958		Johnson Controls, Inc.	29,061

		Beverages — 1.9%
501		Coca-Cola Co. (The)	26,506
11		PepsiCo, Inc.	813

			27,319

		Biotechnology — 2.3%
142		Amgen, Inc. (a)	8,389
196		Celgene Corp. (a)	12,423
274		Gilead Sciences, Inc. (a) (c)	12,481
–	(h)	Vertex Pharmaceuticals, Inc. (a)	11

			33,304

		Capital Markets — 3.8%
64		Ameriprise Financial, Inc.	2,429
241		Bank of New York Mellon Corp. (The)	7,838
1		Charles Schwab Corp. (The)	13
187		Goldman Sachs Group, Inc. (The)	23,966
523		Morgan Stanley	12,021
104		State Street Corp.	5,891
93		TD AMERITRADE Holding Corp. (a)	1,505

			53,663

		Chemicals — 2.4%
81		Air Products & Chemicals, Inc.	5,528
224		Dow Chemical Co. (The)	7,122
77		Monsanto Co.	7,573
33		PPG Industries, Inc.	1,917
174		Praxair, Inc.	12,456
5		Rohm & Haas Co.	340

			34,936

		Commercial Banks — 3.1%
81		Comerica, Inc.	2,646
26		Fifth Third Bancorp	308
2		Huntington Bancshares, Inc. (c)	14
261		KeyCorp	3,111
43		SunTrust Banks, Inc.	1,927
–	(h)	SVB Financial Group (a)	21
61		Synovus Financial Corp.	634
244		U.S. Bancorp (c)	8,806
696		Wells Fargo & Co.	26,106

			43,573

		Communications Equipment — 6.4%
2,272		Cisco Systems, Inc. (a)	51,249
1,238		Corning, Inc.	19,358
1		Nokia OYJ, (Finland), ADR	10
492		QUALCOMM, Inc.	21,123

			91,740

		Computers & Peripherals — 5.1%
111		Apple, Inc. (a)	12,603
201		Dell, Inc. (a)	3,315
698		Hewlett-Packard Co.	32,270
178		International Business Machines Corp.	20,770
158		NetApp, Inc. (a)	2,885
79		SanDisk Corp. (a)	1,537

			73,380

		Construction & Engineering — 0.1%
26		Fluor Corp.	1,438

		Consumer Finance — 0.7%
75		American Express Co.	2,651
132		Capital One Financial Corp. (c)	6,737

			9,388

		Diversified Consumer Services — 0.2%
37		ITT Educational Services, Inc. (a) (c)	2,987

		Diversified Financial Services — 3.9%
984		Bank of America Corp.	34,443
111		CIT Group, Inc.	774
621		Citigroup, Inc.	12,727
6		CME Group, Inc.	2,220
131		NYSE Euronext	5,136

			55,300

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Diversified Telecommunication Services — 2.8%
644		AT&T, Inc.	17,986
705		Verizon Communications, Inc.	22,617

			40,603

		Electric Utilities — 2.7%
230		American Electric Power Co., Inc.	8,503
138		Edison International	5,509
222		Exelon Corp.	13,933
93		FirstEnergy Corp.	6,213
45		FPL Group, Inc.	2,254
1		Northeast Utilities	19
233		Sierra Pacific Resources	2,233

			38,664

		Electronic Equipment, Instruments & Components — 0.0% (g)
1		Tyco Electronics Ltd., (Bermuda)	32

		Energy Equipment & Services — 2.6%
121		Baker Hughes, Inc.	7,328
61		Halliburton Co.	1,968
51		National Oilwell Varco, Inc. (a)	2,559
228		Schlumberger Ltd.	17,772
59		Transocean, Inc. (a)	6,530
39		Weatherford International Ltd. (a)	978

			37,135

		Food & Staples Retailing — 4.0%
377		CVS/Caremark Corp.	12,681
552		Safeway, Inc.	13,102
1		SUPERVALU, Inc.	28
480		SYSCO Corp.	14,805
269		Wal-Mart Stores, Inc.	16,092

			56,708

		Food Products — 1.4%
126		General Mills, Inc.	8,678
32		Kellogg Co.	1,784
275		Kraft Foods, Inc., Class A	9,022

			19,484

		Health Care Equipment & Supplies — 1.0%
10		Baxter International, Inc.	676
14		C.R. Bard, Inc.	1,348
70		Covidien Ltd.	3,788
115		Medtronic, Inc.	5,753
51		Zimmer Holdings, Inc. (a)	3,279

			14,844

		Health Care Providers & Services — 1.9%
35		Aetna, Inc.	1,251
212		Cardinal Health, Inc.	10,462
92		McKesson Corp.	4,960
–	(h)	Medco Health Solutions, Inc. (a)	10
227		WellPoint, Inc. (a)	10,620

			27,303

		Hotels, Restaurants & Leisure — 1.2%
–	(h)	Burger King Holdings, Inc.	11
82		Carnival Corp.	2,887
1		Darden Restaurants, Inc.	20
573		International Game Technology	9,848
72		Royal Caribbean Cruises Ltd. (c)	1,494
71		Yum! Brands, Inc.	2,316

			16,576

		Household Durables — 0.0% (g)
13		KB Home (c)	250
1		Toll Brothers, Inc. (a)	17

			267

		Household Products — 3.4%
105		Colgate-Palmolive Co.	7,941
93		Kimberly-Clark Corp.	6,015
501		Procter & Gamble Co.	34,902

			48,858

		Industrial Conglomerates — 1.6%
748		General Electric Co.	19,078
141		Textron, Inc.	4,136

			23,214

		Insurance — 3.1%
82		ACE Ltd., (Switzerland)	4,444
63		Aflac, Inc.	3,692
1		Assurant, Inc.	28
16		Axis Capital Holdings Ltd., (Bermuda)	513
1		Berkshire Hathaway, Inc., Class B (a)	2,589
4		Chubb Corp. (The)	201
97		Genworth Financial, Inc., Class A	836

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — Continued
39	Hartford Financial Services Group, Inc.	1,578
184	MetLife, Inc. (c)	10,331
40	Principal Financial Group, Inc.	1,734
206	RenaissanceRe Holdings Ltd., (Bermuda)	10,725
79	Travelers Cos., Inc. (The)	3,566
185	XL Capital Ltd., (Bermuda), Class A	3,318

		43,555

	Internet & Catalog Retail — 0.2%
47	Amazon.com, Inc. (a)	3,412

	Internet Software & Services — 1.2%
33	Google, Inc., Class A (a)	13,376
177	Yahoo!, Inc. (a)	3,061

		16,437

	IT Services — 0.4%
1	Genpact Ltd., (Bermuda) (a)	11
14	Infosys Technologies Ltd., (India), ADR	466
143	Paychex, Inc.	4,725

		5,202

	Machinery — 1.5%
59	Caterpillar, Inc.	3,510
132	Danaher Corp.	9,159
230	PACCAR, Inc.	8,777

		21,446

	Media — 3.7%
1,435	News Corp., Class A	17,206
1,232	Time Warner, Inc.	16,147
633	Walt Disney Co. (The)	19,412

		52,765

	Metals & Mining — 0.5%
52	Freeport-McMoRan Copper & Gold, Inc.	2,952
56	United States Steel Corp.	4,349

		7,301

	Multiline Retail — 0.3%
97	Kohl’s Corp. (a)	4,457

	Multi-Utilities — 0.3%
382	CMS Energy Corp.	4,761

	Oil, Gas & Consumable Fuels — 10.3%
69	Anadarko Petroleum Corp.	3,334
96	Apache Corp.	10,042
174	Chevron Corp.	14,374
132	ConocoPhillips	9,660
35	Devon Energy Corp.	3,217
60	EOG Resources, Inc.	5,404
785	Exxon Mobil Corp.	60,976
52	Hess Corp.	4,287
127	Marathon Oil Corp.	5,055
381	Occidental Petroleum Corp.	26,847
72	XTO Energy, Inc.	3,336

		146,532

	Pharmaceuticals — 6.8%
492	Abbott Laboratories	28,319
669	Bristol-Myers Squibb Co.	13,957
1,080	Merck & Co., Inc.	34,093
1,103	Schering-Plough Corp.	20,364

		96,733

	Real Estate Investment Trusts (REITs) — 0.2%
9	Alexandria Real Estate Equities, Inc.	1,032
58	Apartment Investment & Management Co., Class A	2,027
3	MFA Mortgage Investments, Inc.	21

		3,080

	Road & Rail — 2.6%
7	Burlington Northern Santa Fe Corp.	675
560	Norfolk Southern Corp.	37,102

		37,777

	Semiconductors & Semiconductor Equipment — 1.9%
205	Altera Corp.	4,243
2	Intel Corp.	36
115	KLA-Tencor Corp.	3,652
147	Lam Research Corp. (a)	4,616
181	Marvell Technology Group Ltd., (Bermuda) (a)	1,687
230	Novellus Systems, Inc. (a)	4,509
1	Tessera Technologies, Inc. (a)	20
364	Xilinx, Inc.	8,538

		27,301

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Software — 3.1%
1,421	Microsoft Corp.	37,932
264	Oracle Corp. (a)	5,371
10	SAP AG, (Germany), ADR	532

		43,835

	Specialty Retail — 1.4%
16	Abercrombie & Fitch Co., Class A	611
78	Advance Auto Parts, Inc.	3,079
723	Staples, Inc.	16,272
1	TJX Cos., Inc.	19

		19,981

	Textiles, Apparel & Luxury Goods — 0.8%
93	Nike, Inc., Class B	6,249
7	Polo Ralph Lauren Corp.	460
65	V.F. Corp.	5,005

		11,714

	Tobacco — 0.8%
242	Philip Morris International, Inc.	11,626

	Wireless Telecommunication Services — 0.1%
186	Sprint Nextel Corp.	1,136

	Total Common Stocks (Cost $1,318,116)	1,386,343

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.0% (g)
65	U.S. Treasury Note, 4.88%, 06/30/09 (k) (Cost $67)	67

	Total Long-Term Investments (Cost $1,318,183)	1,386,410

SHARES

	Short-Term Investment — 2.6%
	Investment Company — 2.6%
37,680	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $37,680)	37,680

	Investments of Cash Collateral for Securities on Loan — 1.8%
	Investment Company — 1.8%
25,180	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $25,180)	25,180

	SECURITY DESCRIPTION	VALUE ($)

	Total Investments — 101.4% (Cost $1,381,043)	1,449,270
	Liabilities in Excess of Other Assets — (1.4)%	(19,314)

	NET ASSETS — 100.0%	$1,429,956

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
90	S & P 500 Index	December, 2008	$26,267	$(1,003)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,533
Aggregate gross unrealized depreciation	(101,306)

Net unrealized appreciation/depreciation	$68,227

Federal income tax cost of investments	$1,381,043

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
U.S. Equity Fund
Level 1	$ 1,448,738	$ -	$ (1,003)
Level 2	532	-	-
Level 3	-	-	-
Total	$ 1,449,270	$ -	$ (1,003)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Positions — 115.7% (j)
		Long-Term Investments — 115.1%
		Common Stocks — 115.0%
		Aerospace & Defense — 4.7%
568		Boeing Co.	32,571
342		Northrop Grumman Corp.	20,680
1,681		United Technologies Corp.	100,966

			154,217

		Auto Components — 2.4%
2,597		Johnson Controls, Inc.	78,766

		Beverages — 2.0%
1,265		Coca-Cola Co. (The)	66,913

		Biotechnology — 2.7%
352		Amgen, Inc. (a)	20,887
473		Celgene Corp. (a)	29,950
811		Gilead Sciences, Inc. (a)	36,966

			87,803

		Capital Markets — 4.0%
148		Ameriprise Financial, Inc.	5,655
516		Bank of New York Mellon Corp. (The)	16,808
533		Goldman Sachs Group, Inc. (The)	68,166
930		Morgan Stanley	21,382
249		State Street Corp.	14,143
314		TD AMERITRADE Holding Corp. (a)	5,080

			131,234

		Chemicals — 2.7%
175		Air Products & Chemicals, Inc.	11,989
792		Dow Chemical Co. (The)	25,176
186		Monsanto Co.	18,369
198		Nova Chemicals Corp., (Canada)	4,480
89		PPG Industries, Inc.	5,170
336		Praxair, Inc.	24,093

			89,277

		Commercial Banks — 3.3%
260		Colonial BancGroup, Inc. (The)	2,046
256		Comerica, Inc.	8,407
669		KeyCorp	7,986
116		SunTrust Banks, Inc.	5,203
165		Synovus Financial Corp.	1,708
623		U.S. Bancorp	22,455
686		Wachovia Corp.	2,403
1,544		Wells Fargo & Co.	57,961

			108,169

		Communications Equipment — 6.9%
5,942		Cisco Systems, Inc. (a)	134,059
3,187		Corning, Inc.	49,845
1,024		QUALCOMM, Inc.	44,001

			227,905

		Computers & Peripherals — 5.8%
280		Apple, Inc. (a)	31,869
616		Dell, Inc. (a)	10,147
1,785		Hewlett-Packard Co.	82,540
449		International Business Machines Corp.	52,470
564		NetApp, Inc. (a)	10,288
207		SanDisk Corp. (a)	4,049

			191,363

		Construction & Engineering — 0.1%
59		Fluor Corp.	3,297

		Consumer Finance — 0.7%
199		American Express Co.	7,033
293		Capital One Financial Corp.	14,935

			21,968

		Diversified Consumer Services — 0.2%
100		ITT Educational Services, Inc. (a)	8,075

		Diversified Financial Services — 4.3%
2,472		Bank of America Corp.	86,522
218		CIT Group, Inc.	1,516
1,670		Citigroup, Inc.	34,245
16		CME Group, Inc.	6,000
357		NYSE Euronext	13,999

			142,282

		Diversified Telecommunication Services — 2.9%
1,642		AT&T, Inc.	45,838
–	(h)	Fairpoint Communications, Inc.	–	(h)
1,583		Verizon Communications, Inc.	50,804

			96,642

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Electric Utilities — 3.3%
764	American Electric Power Co., Inc.	28,309
299	Edison International	11,913
611	Exelon Corp.	38,242
226	FirstEnergy Corp.	15,133
199	FPL Group, Inc.	10,032
630	Sierra Pacific Resources	6,033

		109,662

	Energy Equipment & Services — 3.1%
327	Baker Hughes, Inc.	19,792
164	Halliburton Co.	5,296
161	National Oilwell Varco, Inc. (a)	8,092
104	Rowan Cos., Inc.	3,179
541	Schlumberger Ltd.	42,279
213	Transocean, Inc. (a)	23,346

		101,984

	Food & Staples Retailing — 5.0%
1,095	CVS/Caremark Corp.	36,860
1,395	Safeway, Inc.	33,093
1,726	SYSCO Corp.	53,225
681	Wal-Mart Stores, Inc.	40,794

		163,972

	Food Products — 1.9%
388	General Mills, Inc.	26,691
135	Kellogg Co.	7,585
847	Kraft Foods, Inc., Class A	27,744

		62,020

	Health Care Equipment & Supplies — 2.0%
77	C.R. Bard, Inc.	7,334
146	Covidien Ltd.	7,865
139	Hologic, Inc. (a)	2,687
714	Medtronic, Inc.	35,760
187	Zimmer Holdings, Inc. (a)	12,044

		65,690

	Health Care Providers & Services — 3.1%
674	Cardinal Health, Inc.	33,228
50	Laboratory Corp. of America Holdings (a)	3,440
296	McKesson Corp.	15,938
428	Medco Health Solutions, Inc. (a)	19,248
613	WellPoint, Inc. (a)	28,685

		100,539

	Hotels, Restaurants & Leisure — 1.3%
326	Carnival Corp.	11,508
1,464	International Game Technology	25,157
140	Royal Caribbean Cruises Ltd.	2,902
153	Yum! Brands, Inc.	5,000

		44,567

	Household Durables — 0.3%
312	KB Home	6,142
216	Lennar Corp., Class A	3,275

		9,417

	Household Products — 3.5%
261	Colgate-Palmolive Co.	19,655
191	Kimberly-Clark Corp.	12,409
1,186	Procter & Gamble Co.	82,648

		114,712

	Industrial Conglomerates — 2.0%
2,146	General Electric Co.	54,726
379	Textron, Inc.	11,084

		65,810

	Insurance — 3.7%
246	ACE Ltd., (Switzerland)	13,326
143	Aflac, Inc.	8,375
2	Berkshire Hathaway, Inc., Class B (a)	9,977
261	Genworth Financial, Inc., Class A	2,251
104	Hartford Financial Services Group, Inc.	4,261
475	MetLife, Inc.	26,595
130	Principal Financial Group, Inc.	5,665
569	RenaissanceRe Holdings Ltd., (Bermuda)	29,601
201	Travelers Cos., Inc. (The)	9,083
653	XL Capital Ltd., (Bermuda), Class A	11,723

		120,857

	Internet & Catalog Retail — 0.4%
169	Amazon.com, Inc. (a)	12,261

	Internet Software & Services — 1.2%
76	Google, Inc., Class A (a)	30,566

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Internet Software & Services — Continued
436	Yahoo!, Inc. (a)	7,541

		38,107

	IT Services — 0.6%
47	MasterCard, Inc., Class A	8,310
334	Paychex, Inc.	11,016

		19,326

	Machinery — 1.9%
132	Caterpillar, Inc.	7,843
360	Danaher Corp.	24,999
767	PACCAR, Inc.	29,292

		62,134

	Media — 4.3%
3,990	News Corp., Class A	47,845
3,529	Time Warner, Inc.	46,271
1,535	Walt Disney Co. (The)	47,110

		141,226

	Metals & Mining — 0.8%
189	Freeport-McMoRan Copper & Gold, Inc.	10,717
196	United States Steel Corp.	15,173

		25,890

	Multiline Retail — 0.5%
351	Kohl’s Corp. (a)	16,172

	Multi-Utilities — 0.4%
1,022	CMS Energy Corp.	12,744

	Oil, Gas & Consumable Fuels — 11.6%
186	Anadarko Petroleum Corp.	9,001
267	Apache Corp.	27,877
533	Chevron Corp.	43,968
352	ConocoPhillips	25,765
174	Devon Energy Corp.	15,863
145	EOG Resources, Inc.	12,977
1,928	Exxon Mobil Corp.	149,734
91	Hess Corp.	7,487
480	Marathon Oil Corp.	19,138
834	Occidental Petroleum Corp.	58,757
87	Valero Energy Corp.	2,622
169	XTO Energy, Inc.	7,839

		381,028

	Pharmaceuticals — 8.2%
1,479	Abbott Laboratories	85,135
2,054	Bristol-Myers Squibb Co.	42,833
2,794	Merck & Co., Inc.	88,177
2,921	Schering-Plough Corp.	53,951

		270,096

	Real Estate Investment Trusts (REITs) — 0.8%
96	Alexandria Real Estate Equities, Inc.	10,788
358	Apartment Investment & Management Co., Class A	12,553
81	ProLogis	3,330

		26,671

	Road & Rail — 3.0%
1,514	Norfolk Southern Corp.	100,263

	Semiconductors & Semiconductor Equipment — 2.1%
549	Altera Corp.	11,358
316	KLA-Tencor Corp.	9,997
393	Lam Research Corp. (a)	12,387
328	Marvell Technology Group Ltd., (Bermuda) (a)	3,046
699	Novellus Systems, Inc. (a)	13,735
830	Xilinx, Inc.	19,465

		69,988

	Software — 3.2%
3,399	Microsoft Corp.	90,719
648	Oracle Corp. (a)	13,170
18	VMware, Inc., Class A (a)	475

		104,364

	Specialty Retail — 2.1%
261	Advance Auto Parts, Inc.	10,338
266	Penske Auto Group, Inc.	3,053
2,085	Staples, Inc.	46,913
289	TJX Cos., Inc.	8,834

		69,138

	Textiles, Apparel & Luxury Goods — 1.0%
188	Nike, Inc., Class B	12,597
97	Phillips-Van Heusen Corp.	3,680
238	V.F. Corp.	18,396

		34,673

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Tobacco — 0.9%
597	Philip Morris International, Inc.	28,709

	Wireless Telecommunication Services — 0.1%
500	Sprint Nextel Corp.	3,047

	Total Common Stocks (Cost $4,099,951)	3,782,978

	Investment Company — 0.1%
54	iShares Dow Jones US Real Estate Index Fund, 2.95%, (Cost $3,376)	3,336

	Total Long-Term Investments (Cost $4,103,327)	3,786,314

	Short-Term Investment — 0.6%
	Investment Company — 0.6%
20,301	JPMorgan Prime Money Market Fund, Institutional Class (m) (b) (Cost $20,301)	20,301

	Total Investments — 115.7% (Cost $4,123,628)	3,806,615
	Liabilities in Excess of Other Assets — (15.7)%	(517,178)

	NET ASSETS — 100.0%	$3,289,437

	Short Positions — 17.0%
	Common Stocks — 17.0%
	Aerospace & Defense — 0.5%
214	General Dynamics Corp.	15,718

	Biotechnology — 0.3%
43	Genzyme Corp. (a)	3,463
131	Onyx Pharmaceuticals, Inc. (a)	4,748

		8,211

	Capital Markets — 0.2%
306	Janus Capital Group, Inc.	7,437

	Chemicals — 0.4%
75	Eastman Chemical Co.	4,153
237	H.B. Fuller Co.	4,952
160	OM Group, Inc. (a)	3,600

		12,705

	Commercial Banks — 0.2%
162	BancorpSouth, Inc.	4,566
48	UMB Financial Corp.	2,495

		7,061

	Computers & Peripherals — 0.1%
280	EMC Corp. (a)	3,350

	Diversified Financial Services — 0.1%
137	Nasdaq OMX Group (The) (a)	4,181

	Electric Utilities — 0.8%
370	Duke Energy Corp.	6,442
528	Southern Co.	19,898

		26,340

	Electrical Equipment — 0.2%
184	Emerson Electric Co.	7,516

	Energy Equipment & Services — 0.8%
344	ENSCO International, Inc.	19,800
25	Nabors Industries Ltd., (Bermuda) (a)	622
250	Patterson-UTI Energy, Inc.	5,000

		25,422

	Food & Staples Retailing — 0.4%
79	Costco Wholesale Corp.	5,113
107	Kroger Co. (The)	2,947
201	Walgreen Co.	6,220

		14,280

	Food Products — 0.4%
259	H.J. Heinz Co.	12,938

	Health Care Equipment & Supplies — 1.0%
452	St. Jude Medical, Inc. (a)	19,675
105	Stryker Corp.	6,559
114	Varian Medical Systems, Inc. (a)	6,485

		32,719

	Health Care Providers & Services — 1.0%
273	AmerisourceBergen Corp.	10,282
277	Express Scripts, Inc. (a)	20,414
71	Quest Diagnostics, Inc.	3,684

		34,380

	Household Durables — 0.7%
810	Centex Corp.	13,118

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued
	Household Durables — Continued
546	Pulte Homes, Inc.	7,624
40	Snap-On, Inc.	2,131

		22,873

	Industrial Conglomerates — 0.4%
146	3M Co.	9,950
81	Tyco International Ltd., (Bermuda)	2,826

		12,776

	Internet Software & Services — 0.4%
527	eBay, Inc. (a)	11,791

	IT Services — 0.3%
144	Visa, Inc., Class A	8,816

	Machinery — 1.4%
77	Deere & Co.	3,804
389	Illinois Tool Works, Inc.	17,287
383	ITT Corp.	21,281
79	Parker Hannifin Corp.	4,182

		46,554

	Media — 0.8%
610	CBS Corp., Class B	8,891
327	Comcast Corp., Class A	6,426
341	Scripps Networks Interactive, Inc., Class A	12,390

		27,707

	Metals & Mining — 0.3%
39	Cleveland-Cliffs, Inc.	2,069
207	Nucor Corp.	8,180

		10,249

	Multiline Retail — 0.1%
69	Target Corp.	3,389

	Multi-Utilities — 0.0% (g)
13	Wisconsin Energy Corp.	597

	Oil, Gas & Consumable Fuels — 0.3%
42	Chesapeake Energy Corp.	1,494
215	Sunoco, Inc.	7,663

		9,157

	Personal Products — 0.4%
296	Estee Lauder Cos., Inc. (The), Class A	14,770

	Pharmaceuticals — 0.8%
298	Johnson & Johnson	20,679
189	Medicines Co. (The) (a)	4,386

		25,065

	Real Estate Investment Trusts (REITs) — 2.1%
474	Douglas Emmett, Inc.	10,941
315	Equity Residential	14,002
135	Health Care REIT, Inc.	7,192
155	Home Properties, Inc.	8,971
194	Public Storage	19,165
127	Regency Centers Corp.	8,498

		68,769

	Road & Rail — 0.6%
517	Heartland Express, Inc.	8,017
253	Knight Transportation, Inc.	4,287
287	Werner Enterprises, Inc.	6,241

		18,545

	Semiconductors & Semiconductor Equipment — 0.3%
376	Microchip Technology, Inc.	11,051

	Specialty Retail — 1.1%
345	AutoNation, Inc. (a)	3,882
116	Bed Bath & Beyond, Inc. (a)	3,650
118	Best Buy Co., Inc.	4,411
486	Gap, Inc. (The)	8,646
117	Home Depot, Inc.	3,039
256	Ross Stores, Inc.	9,416
115	Urban Outfitters, Inc. (a)	3,656

		36,700

	Textiles, Apparel & Luxury Goods — 0.1%
191	Jones Apparel Group, Inc.	3,543

	Thrifts & Mortgage Finance — 0.5%
907	Hudson City Bancorp, Inc.	16,727

	Total Short Positions (Proceeds $601,186)	561,337

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER (Unaudited) (continued)
(Amounts in thousands)

Futures Contracts (Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
60	S & P 500 Index	12/18/08	$17,511	($557)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,281
Aggregate gross unrealized depreciation	(448,294)

Net unrealized appreciation/depreciation	$(317,013)

Federal income tax cost of investments	$4,123,628

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
U.S. Large Cap Core Plus Fund
Level 1	$ 3,806,615	$ (561,337)	$ -	$ (557)
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$ 3,806,615	$ (561,337)	$ -	$ (557)

† Liabilities in securities sold short may include written options.
* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Positions — 117.2% (j)
	Long-Term Investments — 116.3%
	Common Stocks — 116.3%
	Aerospace & Defense — 3.0%
380	Boeing Co.	21,793
1,485	Spirit Aerosystems Holdings, Inc., Class A (a)	23,864
1,290	United Technologies Corp.	77,477

		123,134

	Auto Components — 1.5%
1,690	Johnson Controls, Inc.	51,258
610	TRW Automotive Holdings Corp. (a)	9,705

		60,963

	Beverages — 0.6%
480	Coca-Cola Co. (The)	25,382

	Biotechnology — 2.6%
925	Amgen, Inc. (a)	54,825
600	BioMarin Pharmaceutical, Inc. (a)	15,894
120	Celgene Corp. (a)	7,594
445	Gilead Sciences, Inc. (a)	20,283
85	United Therapeutics Corp. (a)	8,939

		107,535

	Capital Markets — 4.5%
405	Bank of New York Mellon Corp. (The)	13,195
350	Goldman Sachs Group, Inc. (The)	44,800
495	Merrill Lynch & Co., Inc.	12,523
2,655	Morgan Stanley	61,065
210	State Street Corp.	11,945
2,745	TD AMERITRADE Holding Corp. (a)	44,469

		187,997

	Chemicals — 5.1%
605	Air Products & Chemicals, Inc.	41,437
1,535	Dow Chemical Co. (The)	48,782
130	Monsanto Co.	12,867
365	Nova Chemicals Corp., (Canada)	8,249
125	PPG Industries, Inc.	7,290
315	Praxair, Inc.	22,598
1,010	Rohm & Haas Co.	70,700

		211,923

	Commercial Banks — 4.0%
350	Comerica, Inc.	11,477
2,005	KeyCorp	23,940
3,210	Wells Fargo & Co.	120,471
270	Zions Bancorp	10,449

		166,337

	Communications Equipment — 3.4%
3,905	Cisco Systems, Inc. (a)	88,097
3,350	Corning, Inc.	52,394

		140,491

	Computers & Peripherals — 0.2%
550	NetApp, Inc. (a)	10,027

	Construction Materials — 0.1%
60	Vulcan Materials Co.	4,470

	Consumer Finance — 2.3%
990	Capital One Financial Corp.	50,490
3,680	SLM Corp. (a)	45,411

		95,901

	Containers & Packaging — 0.9%
410	Ball Corp.	16,191
865	Sealed Air Corp.	19,021

		35,212

	Diversified Consumer Services — 0.2%
125	ITT Educational Services, Inc. (a)	10,114

	Diversified Financial Services — 8.4%
6,180	Bank of America Corp.	216,300
2,325	CIT Group, Inc.	16,182
4,540	Citigroup, Inc.	93,115
600	NYSE Euronext	23,508

		349,105

	Diversified Telecommunication Services — 4.6%
5,990	Verizon Communications, Inc.	192,219

	Electric Utilities — 4.2%
1,695	American Electric Power Co., Inc.	62,766
990	Edison International	39,501
540	Exelon Corp.	33,815
215	FirstEnergy Corp.	14,403
2,565	Sierra Pacific Resources	24,572

		175,057

	Electronic Equipment, Instruments & Components — 1.0%
1,015	Avnet, Inc. (a)	24,999

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Electronic Equipment, Instruments & Components — Continued
580	Tyco Electronics Ltd., (Bermuda)	16,043

		41,042

	Energy Equipment & Services — 0.9%
265	Baker Hughes, Inc.	16,043
30	Diamond Offshore Drilling, Inc.	3,092
160	Transocean, Inc. (a)	17,574

		36,709

	Food & Staples Retailing — 4.9%
1,480	CVS/Caremark Corp.	49,817
4,600	Safeway, Inc.	109,112
1,105	SYSCO Corp.	34,067
160	Wal-Mart Stores, Inc.	9,582

		202,578

	Food Products — 2.1%
560	General Mills, Inc.	38,483
490	Kellogg Co.	27,489
615	Kraft Foods, Inc., Class A	20,142

		86,114

	Health Care Equipment & Supplies — 0.7%
585	Medtronic, Inc.	29,309

	Health Care Providers & Services — 2.7%
635	Aetna, Inc.	22,930
335	Cardinal Health, Inc.	16,509
355	McKesson Corp.	19,102
1,170	WellPoint, Inc. (a)	54,721

		113,262

	Hotels, Restaurants & Leisure — 1.4%
940	International Game Technology	16,149
180	MGM Mirage (a)	5,130
1,860	Royal Caribbean Cruises Ltd.	38,595

		59,874

	Household Durables — 0.2%
560	Lennar Corp., Class A	8,506

	Household Products — 2.8%
1,640	Procter & Gamble Co.	114,292

	Industrial Conglomerates — 2.3%
3,785	General Electric Co.	96,518

	Insurance — 6.5%
935	ACE Ltd., (Switzerland)	50,612
610	Assurant, Inc.	33,550
285	Axis Capital Holdings Ltd., (Bermuda)	9,037
4,820	Genworth Financial, Inc., Class A	41,500
700	Old Republic International Corp.	8,925
460	Prudential Financial, Inc.	33,120
420	RenaissanceRe Holdings Ltd., (Bermuda)	21,840
1,165	Travelers Cos., Inc. (The)	52,658
1,010	XL Capital Ltd., (Bermuda), Class A	18,120

		269,362

	IT Services — 0.9%
75	Affiliated Computer Services, Inc., Class A (a)	3,797
890	Fidelity National Information Services, Inc.	16,429
575	Genpact Ltd., (Bermuda) (a)	5,974
280	Paychex, Inc.	9,249

		35,449

	Machinery — 1.9%
365	Dover Corp.	14,801
790	Joy Global, Inc.	35,660
975	Kennametal, Inc.	26,442

		76,903

	Media — 6.2%
5,800	News Corp., Class A	69,542
1,920	Time Warner Cable, Inc., Class A (a)	46,464
4,330	Time Warner, Inc.	56,766
335	Viacom, Inc., Class B (a)	8,322
1,100	Virgin Media, Inc.	8,690
2,145	Walt Disney Co. (The)	65,830

		255,614

	Metals & Mining — 0.1%
60	United States Steel Corp.	4,657

	Multiline Retail — 0.6%
775	Family Dollar Stores, Inc.	18,367
110	Kohl’s Corp. (a)	5,069

		23,436

	Multi-Utilities — 1.4%
3,900	CMS Energy Corp.	48,633

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Multi-Utilities — Continued
540	Xcel Energy, Inc.	10,795

		59,428

	Oil, Gas & Consumable Fuels — 15.0%
370	Anadarko Petroleum Corp.	17,949
300	Apache Corp.	31,284
1,810	Chevron Corp.	149,289
445	ConocoPhillips	32,596
300	Consol Energy, Inc.	13,767
3,425	Exxon Mobil Corp.	265,986
1,605	Marathon Oil Corp.	63,991
445	Occidental Petroleum Corp.	31,350
300	Peabody Energy Corp.	13,500

		619,712

	Paper & Forest Products — 1.0%
8,895	Domtar Corp., (Canada) (a)	40,917

	Pharmaceuticals — 7.3%
1,515	Abbott Laboratories	87,234
2,100	Bristol-Myers Squibb Co.	43,785
3,035	Merck & Co., Inc.	95,784
4,030	Schering-Plough Corp.	74,434

		301,237

	Real Estate Investment Trusts (REITs) — 3.1%
595	Annaly Capital Management, Inc.	8,003
970	Apartment Investment & Management Co., Class A	33,969
280	Digital Realty Trust, Inc.	13,230
170	Essex Property Trust, Inc.	20,116
430	Kimco Realty Corp.	15,884
750	Liberty Property Trust	28,238
140	Macerich Co. (The)	8,911

		128,351

	Road & Rail — 2.4%
2,120	Hertz Global Holdings, Inc. (a)	16,048
1,240	Norfolk Southern Corp.	82,101

		98,149

	Semiconductors & Semiconductor Equipment — 1.3%
320	Altera Corp.	6,618
250	KLA-Tencor Corp.	7,912
210	Lam Research Corp. (a)	6,613
835	Tessera Technologies, Inc. (a)	13,644
805	Xilinx, Inc.	18,877

		53,664

	Software — 1.7%
925	CA, Inc.	18,463
790	Microsoft Corp.	21,085
1,450	Symantec Corp. (a)	28,391
110	VMware, Inc., Class A (a)	2,931

		70,870

	Specialty Retail — 0.2%
350	Limited Brands, Inc.	6,062

	Textiles, Apparel & Luxury Goods — 0.1%
70	Polo Ralph Lauren Corp.	4,665

	Thrifts & Mortgage Finance — 1.5%
119	Doral Financial Corp. (a)	1,300
8,745	MGIC Investment Corp.	61,477

		62,777

	Wireless Telecommunication Services — 0.5%
660	Crown Castle International Corp. (a)	19,120

	Total Long-Term Investments (Cost $5,448,672)	4,814,444

	Short-Term Investment — 0.9%
	Investment Company — 0.9%
36,218	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $36,218)	36,218

	Total Investments — 117.2% (Cost $5,484,890)	4,850,662
	Liabilities in Excess of Other Assets — (17.2)%	(710,558)

	NET ASSETS — 100.0%	$4,140,104

	Short Positions — 17.7%
	Common Stocks — 17.7%
	Aerospace & Defense — 0.4%
405	Honeywell International, Inc.	16,828

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued
	Biotechnology — 0.4%
180	Genzyme Corp. (a)	14,560

	Chemicals — 2.1%
95	CF Industries Holdings, Inc.	8,689
150	Eastman Chemical Co.	8,259
880	H.B. Fuller Co.	18,366
1,330	Nalco Holding Co.	24,658
725	OM Group, Inc. (a)	16,312
295	Terra Industries, Inc.	8,673

		84,957

	Commercial Banks — 0.3%
245	UMB Financial Corp.	12,867

	Computers & Peripherals — 0.4%
1,200	EMC Corp. (a)	14,352

	Diversified Financial Services — 0.5%
670	Nasdaq OMX Group (The) (a)	20,482

	Electric Utilities — 0.8%
545	Duke Energy Corp.	9,500
670	Southern Co.	25,252

		34,752

	Energy Equipment & Services — 0.2%
130	ENSCO International, Inc.	7,492

	Food & Staples Retailing — 0.5%
170	Costco Wholesale Corp.	11,038
355	Kroger Co. (The)	9,755

		20,793

	Health Care Equipment & Supplies — 0.7%
685	St. Jude Medical, Inc. (a)	29,791

	Hotels, Restaurants & Leisure — 0.8%
420	Starbucks Corp. (a)	6,245
195	Wynn Resorts Ltd.	15,920
365	Yum! Brands, Inc.	11,903

		34,068

	Household Durables — 0.5%
610	D.R. Horton, Inc.	7,942
585	KB Home	11,513

		19,455

	Insurance — 0.6%
42	Markel Corp. (a)	14,763
245	Willis Group Holdings Ltd., (United Kingdom)	7,904

		22,667

	Internet Software & Services — 0.1%
190	eBay, Inc. (a)	4,252

	Machinery — 0.9%
120	Illinois Tool Works, Inc.	5,334
580	ITT Corp.	32,254

		37,588

	Media — 1.1%
1,050	CBS Corp., Class B	15,309
835	Scripps Networks Interactive, Inc., Class A	30,319

		45,628

	Metals & Mining — 0.4%
265	Alcoa, Inc.	5,984
305	Nucor Corp.	12,047

		18,031

	Multiline Retail — 0.1%
200	Nordstrom, Inc.	5,764

	Paper & Forest Products — 0.5%
720	International Paper Co.	18,850

	Personal Products — 0.5%
250	Avon Products, Inc.	10,393
210	Estee Lauder Cos., Inc. (The), Class A	10,481

		20,874

	Pharmaceuticals — 0.5%
935	Medicines Co. (The) (a)	21,711

	Real Estate Investment Trusts (REITs) — 2.9%
290	BRE Properties, Inc.	14,210
965	Douglas Emmett, Inc.	22,262
580	HCP, Inc.	23,275
420	Health Care REIT, Inc.	22,357
280	Home Properties, Inc.	16,226
140	Public Storage	13,861
140	Regency Centers Corp.	9,337

		121,528

	Road & Rail — 0.4%
585	Heartland Express, Inc.	9,079

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued
	Road & Rail — Continued
375	Werner Enterprises, Inc.	8,141

		17,220

	Semiconductors & Semiconductor Equipment — 1.0%
530	Linear Technology Corp.	16,250
700	Maxim Integrated Products, Inc.	12,670
345	Microchip Technology, Inc.	10,153

		39,073

	Specialty Retail — 0.7%
225	Best Buy Co., Inc.	8,438
550	Gap, Inc. (The)	9,779
135	Tiffany & Co.	4,795
235	Urban Outfitters, Inc. (a)	7,489

		30,501

	Textiles, Apparel & Luxury Goods — 0.1%
230	Jones Apparel Group, Inc.	4,257

	Thrifts & Mortgage Finance — 0.3%
735	Hudson City Bancorp, Inc.	13,561

	Total Short Positions (Proceeds $810,917)	$731,902

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,616
Aggregate gross unrealized depreciation	(734,844)

Net unrealized appreciation/depreciation	$(634,228)

Federal income tax cost of investments	$5,484,890

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Other Financial Instruments*
U.S. Large Cap Value Plus Fund
Level 1	$ 4,850,662	$ (731,902)	$ -
Level 2	-	-	-
Level 3	-	-	-
Total	$ 4,850,662	$ (731,902)	$ -

† Liabilities in securities sold short may include written options.
* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.8%
	Common Stocks — 97.8%
	Aerospace & Defense — 1.3%
24	Orbital Sciences Corp. (a)	578

	Air Freight & Logistics — 0.9%
26	Pacer International, Inc.	427

	Airlines — 0.7%
20	Continental Airlines, Inc., Class B (a)	332
1	UAL Corp.	8

		340

	Auto Components — 1.2%
14	ArvinMeritor, Inc.	186
9	ATC Technology Corp. (a)	204
9	Drew Industries, Inc. (a)	149

		539

	Biotechnology — 3.6%
7	Alexion Pharmaceuticals, Inc. (a)	259
4	Alkermes, Inc. (a)	53
6	Arena Pharmaceuticals, Inc. (a)	31
6	BioMarin Pharmaceutical, Inc. (a)	159
9	Bionovo, Inc. (a)	8
1	Cephalon, Inc. (a)	70
3	Combinatorx, Inc. (a)	9
12	Human Genome Sciences, Inc. (a)	73
6	Keryx Biopharmaceuticals, Inc. (a)	2
1	Martek Biosciences Corp. (a)	22
2	Myriad Genetics, Inc. (a)	123
2	Onyx Pharmaceuticals, Inc. (a)	87
3	Progenics Pharmaceuticals, Inc. (a)	45
28	Protalix BioTherapeutics, Inc., (Israel) (a)	63
7	Regeneron Pharmaceuticals, Inc. (a)	155
2	Rigel Pharmaceuticals, Inc. (a)	51
11	Seattle Genetics, Inc. (a)	119
3	United Therapeutics Corp. (a)	326

		1,655

	Building Products — 1.4%
3	Gibraltar Industries, Inc.	58
11	INSTEEL Industries, Inc.	145
10	NCI Building Systems, Inc. (a)	314
8	Quanex Building Products Corp.	127

		644

	Capital Markets — 1.7%
5	Affiliated Managers Group, Inc. (a)	389
13	Federated Investors, Inc., Class B	369
1	Janus Capital Group, Inc.	12
5	LaBranche & Co., Inc. (a)	21

		791

	Chemicals — 1.3%
16	Innospec, Inc., (United Kingdom)	191
7	Spartech Corp.	70
12	Terra Industries, Inc.	338

		599

	Commercial Banks — 6.5%
2	1st Source Corp.	47
14	BancFirst Corp.	672
4	Central Pacific Financial Corp.	64
6	City Holding Co.	266
2	Commerce Bancshares, Inc.	97
2	First Merchants Corp.	37
7	Guaranty Bancorp (a)	42
1	Lakeland Financial Corp.	24
2	Sierra Bancorp	46
21	Simmons First National Corp., Class A	740
8	South Financial Group, Inc. (The) (c)	58
1	StellarOne Corp.	15
14	Suffolk Bancorp	556
19	TCF Financial Corp.	349
9	W Holding Co., Inc.	5

		3,018

	Commercial Services & Supplies — 2.7%
10	Deluxe Corp.	147
37	IKON Office Solutions, Inc.	636
3	Standard Parking Corp. (a)	60
40	Standard Register Co. (The)	392
2	Steelcase, Inc., Class A	22

		1,257

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Communications Equipment — 4.0%
8	Adtran, Inc.	148
13	Avocent Corp. (a)	256
12	Black Box Corp.	428
5	CommScope, Inc. (a)	173
43	Emulex Corp. (a)	463
16	InterDigital, Inc. (a)	387
3	Tellabs, Inc. (a)	14

		1,869

	Computers & Peripherals — 0.9%
15	Imation Corp.	344
2	QLogic Corp. (a)	26
4	Rackable Systems, Inc. (a)	43

		413

	Construction & Engineering — 1.4%
5	Dycom Industries, Inc. (a)	62
21	EMCOR Group, Inc. (a)	545
1	Integrated Electrical Services, Inc. (a)	19
2	KBR, Inc.	34

		660

	Construction Materials — 0.0% (g)
1	Headwaters, Inc. (a)	15

	Consumer Finance— 1.2%
5	Advance America Cash Advance Centers, Inc.	14
13	AmeriCredit Corp. (a) (c)	130
3	Credit Acceptance Corp. (a) (c)	43
12	Dollar Financial Corp. (a)	189
6	World Acceptance Corp. (a)	198

		574

	Containers & Packaging — 1.4%
77	Graphic Packaging Holding Co. (a)	192
5	Myers Industries, Inc.	63
7	Rock-Tenn Co., Class A	264
29	Smurfit-Stone Container Corp. (a)	137

		656

	Diversified Consumer Services — 0.3%
5	Coinstar, Inc. (a)	144

	Diversified Telecommunication Services — 0.9%
18	Consolidated Communications Holdings, Inc.	264
15	Frontier Communications Corp.	170

		434

	Electric Utilities — 0.9%
8	El Paso Electric Co. (a)	176
6	Portland General Electric Co.	152
3	UniSource Energy Corp.	93

		421

	Electrical Equipment — 0.1%
7	LSI Industries, Inc.	59

	Electronic Equipment, Instruments & Components — 2.6%
5	Benchmark Electronics, Inc. (a)	69
17	Coherent, Inc. (a)	611
24	Methode Electronics, Inc.	214
2	Mettler-Toledo International, Inc. (a)	157
89	Sanmina-SCI Corp. (a)	124
1	Tech Data Corp. (a)	21

		1,196

	Energy Equipment & Services — 1.8%
3	Dresser-Rand Group, Inc. (a)	91
15	Grey Wolf, Inc. (a)	115
41	ION Geophysical Corp. (a)	576
2	Patterson-UTI Energy, Inc.	48

		830

	Food & Staples Retailing — 1.1%
11	Nash Finch Co.	492

	Gas Utilities — 1.7%
17	Nicor, Inc. (c)	758
1	ONEOK, Inc.	35

		793

	Health Care Equipment & Supplies — 3.5%
5	Electro-Optical Sciences, Inc. (a)	26
27	Invacare Corp.	649
7	Quidel Corp. (a)	108
10	Teleflex, Inc.	635
7	Thoratec Corp. (a)	192

		1,610

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Health Care Providers & Services — 4.9%
11	Apria Healthcare Group, Inc. (a)	206
10	Landauer, Inc.	749
13	Magellan Health Services, Inc. (a)	550
10	Medcath Corp. (a)	179
21	Omnicare, Inc.	596

		2,280

	Health Care Technology — 0.2%
5	MedAssets, Inc. (a)	83

	Hotels, Restaurants & Leisure — 1.3%
26	AFC Enterprises, Inc. (a)	185
81	Denny’s Corp. (a)	208
9	Domino’s Pizza, Inc. (a)	113
10	Monarch Casino & Resort, Inc. (a)	112

		618

	Household Durables — 3.9%
28	American Greetings Corp., Class A	421
7	Blyth, Inc.	79
2	CSS Industries, Inc.	62
8	Furniture Brands International, Inc.	85
28	Helen of Troy Ltd., (Bermuda) (a)	628
18	Leggett & Platt, Inc.	392
5	Standard Pacific Corp. (a)	24
4	Tupperware Brands Corp.	119

		1,810

	Insurance — 3.9%
5	Argo Group International Holdings Ltd., (Bermuda) (a)	171
9	Aspen Insurance Holdings Ltd., (Bermuda)	259
2	Axis Capital Holdings Ltd., (Bermuda)	76
13	Conseco, Inc. (a)	45
9	Harleysville Group, Inc.	321
1	LandAmerica Financial Group, Inc.	32
6	Meadowbrook Insurance Group, Inc.	42
5	Navigators Group, Inc. (a)	313
8	Platinum Underwriters Holdings Ltd., (Bermuda)	270
3	ProAssurance Corp. (a)	179
1	RenaissanceRe Holdings Ltd., (Bermuda)	73

		1,781

	Internet Software & Services — 0.7%
6	AsiaInfo Holdings, Inc., (China) (a)	51
2	ModusLink Global Solutions, Inc. (a)	23
24	ValueClick, Inc. (a)	248

		322

	IT Services — 1.0%
12	Acxiom Corp.	152
6	CSG Systems International, Inc. (a)	98
1	Cybersource Corp. (a)	20
6	Global Cash Access Holdings, Inc. (a)	28
6	Hackett Group, Inc. (The) (a)	35
1	Hewitt Associates, Inc., Class A (a)	26
40	Unisys Corp. (a)	110

		469

	Leisure Equipment & Products — 1.5%
15	Hasbro, Inc.	524
7	JAKKS Pacific, Inc. (a)	180

		704

	Life Sciences Tools & Services — 2.1%
2	AMAG Pharmaceuticals, Inc. (a)	58
6	Enzo Biochem, Inc. (a)	66
3	Illumina, Inc. (a)	130
8	Medivation, Inc. (a) (c)	211
20	PerkinElmer, Inc.	497

		962

	Machinery — 2.4%
3	AGCO Corp. (a)	141
10	Nordson Corp.	486
12	Tecumseh Products Co., Class A (a)	293
8	Wabash National Corp.	72
2	Wabtec Corp.	97

		1,089

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Media — 0.8%
27	Charter Communications, Inc., Class A (a)	20
12	Cumulus Media, Inc., Class A (a)	51
7	Entercom Communications Corp., Class A	34
49	Sinclair Broadcast Group, Inc., Class A	248

		353

	Metals & Mining — 0.9%
2	Steel Dynamics, Inc.	26
26	Worthington Industries, Inc.	382

		408

	Multiline Retail — 1.2%
21	Big Lots, Inc. (a)	570

	Multi-Utilities — 0.8%
13	NorthWestern Corp.	334
1	PNM Resources, Inc.	13

		347

	Oil, Gas & Consumable Fuels — 3.7%
1	APCO Argentina, Inc.	28
4	Brigham Exploration Co. (a)	42
30	Energy Partners, Ltd. (a)	262
7	Frontier Oil Corp.	131
3	Frontline Ltd., (Bermuda) (c)	154
6	Mariner Energy, Inc. (a)	127
47	Meridian Resource Corp. (a)	87
1	PrimeEnergy Corp. (a)	37
3	Rosetta Resources, Inc. (a)	61
11	Stone Energy Corp. (a)	462
4	Swift Energy Co. (a)	166
11	VAALCO Energy, Inc. (a)	77
1	W&T Offshore, Inc.	38
2	Westmoreland Coal Co. (a)	30

		1,702

	Paper & Forest Products — 0.3%
17	Buckeye Technologies, Inc. (a)	138

	Personal Products — 0.3%
4	NBTY, Inc. (a)	115

	Pharmaceuticals — 1.7%
7	Cardiome Pharma Corp., (Canada) (a)	56
5	Cypress Bioscience, Inc. (a)	38
8	MDRNA, Inc. (a)	3
3	Perrigo Co.	131
5	ULURU, Inc. (a)	5
19	ViroPharma, Inc. (a)	245
5	Watson Pharmaceuticals, Inc. (a)	143
3	XenoPort, Inc. (a)	141

		762

	Professional Services — 0.9%
14	Administaff, Inc.	386
4	COMSYS IT Partners, Inc. (a)	36

		422

	Real Estate Investment Trusts (REITs) — 6.0%
24	Anthracite Capital, Inc. (c)	127
9	Anworth Mortgage Asset Corp.	53
17	DCT Industrial Trust, Inc.	128
3	Home Properties, Inc.	185
24	Lexington Realty Trust	405
14	LTC Properties, Inc.	422
37	MFA Mortgage Investments, Inc.	240
1	Mid-America Apartment Communities, Inc.	44
4	Pennsylvania Real Estate Investment Trust	75
4	PS Business Parks, Inc.	202
18	Ramco-Gershenson Properties Trust	401
10	Strategic Hotels & Resorts, Inc.	78
23	Sunstone Hotel Investors, Inc.	316
2	Taubman Centers, Inc.	120

		2,796

	Road & Rail — 0.7%
5	Con-way, Inc.	238
6	YRC Worldwide, Inc. (a) (c)	67

		305

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Semiconductors & Semiconductor Equipment — 4.1%
8	Amkor Technology, Inc. (a)	51
9	Asyst Technologies, Inc. (a)	20
7	Atmel Corp. (a)	22
5	Brooks Automation, Inc. (a)	44
41	Cirrus Logic, Inc. (a)	221
14	Cymer, Inc. (a)	362
8	Integrated Device Technology, Inc. (a)	63
81	LSI Corp. (a)	434
38	Micrel, Inc.	346
7	OmniVision Technologies, Inc. (a)	74
5	Semtech Corp. (a)	66
29	Silicon Storage Technology, Inc. (a)	95
5	Ultratech, Inc. (a)	63
4	Zoran Corp. (a)	36

		1,897

	Software — 5.9%
47	Aspen Technology, Inc. (a)	597
16	EPIQ Systems, Inc. (a)	223
1	Fair Isaac Corp.	18
3	JDA Software Group, Inc. (a)	38
2	Magma Design Automation, Inc. (a)	7
4	MicroStrategy, Inc., Class A (a)	244
25	Net 1 UEPS Technologies, Inc., (South Africa) (a)	560
4	Pegasystems, Inc.	48
8	Secure Computing Corp. (a)	42
2	SPSS, Inc. (a)	65
14	Sybase, Inc. (a) (c)	438
21	Synopsys, Inc. (a)	413
4	Wind River Systems, Inc. (a)	42

		2,735

	Specialty Retail — 3.4%
5	Advance Auto Parts, Inc.	179
12	Barnes & Noble, Inc.	305
17	Cache, Inc. (a)	113
10	Collective Brands, Inc. (a)	183
32	Finish Line, Inc. (The), Class A	317
34	Midas, Inc. (a)	461

		1,558

	Thrifts & Mortgage Finance — 0.2%
22	Federal Agricultural Mortgage Corp., Class C	91
3	Ocwen Financial Corp. (a)	21

		112

	Tobacco — 0.6%
77	Alliance One International, Inc. (a)	294

	Trading Companies & Distributors — 0.9%
13	WESCO International, Inc. (a)	412

	Wireless Telecommunication Services — 0.4%
24	Centennial Communications Corp. (a)	146
3	USA Mobility, Inc. (a)	31

		177

	Total Long-Term Investments (Cost $50,863)	45,235

	Short-Term Investments — 2.1%
	Investment Company — 1.8%
840	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $840)	840

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.3%
140	U.S. Treasury Note, 4.63%, 11/30/08 (k)	141

	Total U.S. Treasury Obligations (Cost $140)	141

	Total Short-Term Investments (Cost $980)	981

SHARES

	Investments of Cash Collateral for Securities on Loan — 3.6%
	Investment Company — 3.6%
1,683	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $1,683)	1,683

	Total Investments — 103.5% (Cost $53,526)	47,899
	Liabilities in Excess of Other Assets — (3.5)%	(1,632)

	NET ASSETS — 100.0%	$46,267

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

Futures Contracts (Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
4	Russell 2000 Index	December, 2008	$1,356	$(69)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,936
Aggregate gross unrealized depreciation	(9,563)

Net unrealized appreciation/depreciation	($5,627)

Federal income tax cost of investments	$53,526

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
U.S. Small Company Fund
Level 1	$ 47,758	$ -	$ (69)
Level 2	141	-	-
Level 3	-	-	-
Total	$ 47,899	$ -	$ (69)

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.5%
	Common Stocks — 96.0%
	Beverages — 2.5%
69	Anheuser-Busch Cos., Inc.	4,457
65	Diageo plc, (United Kingdom), ADR	4,476

		8,933

	Capital Markets — 3.9%
121	Charles Schwab Corp. (The)	3,133
422	W.P. Carey & Co. LLC	11,009

		14,142

	Chemicals — 2.2%
186	Albemarle Corp.	5,727
45	NewMarket Corp.	2,365

		8,092

	Commercial Banks — 3.7%
39	M&T Bank Corp.	3,454
500	Synovus Financial Corp.	5,175
152	United Community Banks, Inc.	2,011
100	Wilmington Trust Corp.	2,883

		13,523

	Communications Equipment — 0.4%
35	QUALCOMM, Inc.	1,504

	Construction Materials — 0.8%
127	Cemex S.A.B. de C.V., (Mexico), ADR (a)	2,192
7	Vulcan Materials Co.	521

		2,713

	Consumer Finance — 0.5%
51	American Express Co.	1,807

	Distributors — 1.4%
122	Genuine Parts Co.	4,918

	Diversified Financial Services — 0.4%
60	Onex Corp., (Canada)	1,550

	Diversified Telecommunication Services — 1.3%
245	Alaska Communications Systems Group, Inc.	2,997
148	Windstream Corp.	1,621

		4,618

	Electric Utilities — 0.4%
93	Brookfield Infrastructure Partners LP	1,455

	Electrical Equipment — 0.5%
64	Baldor Electric Co.	1,853

	Energy Equipment & Services — 3.8%
129	Exterran Holdings, Inc. (a)	4,123
203	RPC, Inc.	2,850
85	SEACOR Holdings, Inc. (a)	6,711

		13,684

	Food & Staples Retailing — 0.6%
80	Great Atlantic & Pacific Tea Co. (a)	866
65	SUPERVALU, Inc.	1,410

		2,276

	Food Products — 0.6%
75	B&G Foods, Inc., Class A	536
100	Smithfield Foods, Inc. (a)	1,588

		2,124

	Gas Utilities — 1.2%
127	ONEOK, Inc.	4,369

	Health Care Providers & Services — 5.3%
35	Community Health Systems, Inc. (a)	1,026
210	Coventry Health Care, Inc. (a)	6,835
237	National Healthcare Corp.	11,176

		19,037

	Hotels, Restaurants & Leisure — 0.8%
250	Monarch Casino & Resort, Inc. (a)	2,848

	Household Durables — 1.9%
122	Fortune Brands, Inc.	6,998

	Independent Power Producers & Energy Traders — 1.2%
155	TransAlta Corp., (Canada)	4,259

	Industrial Conglomerates — 1.7%
210	Carlisle Cos., Inc.	6,294

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Insurance — 16.6%
155		Assurant, Inc.	8,525
–	(h)	Berkshire Hathaway, Inc., Class A (a)	6,530
65		Cincinnati Financial Corp.	1,849
95		Everest Re Group Ltd., (Bermuda)	8,220
130		Loews Corp.	5,134
516		Old Republic International Corp.	6,580
332		OneBeacon Insurance Group Ltd.	7,022
107		ProAssurance Corp. (a)	6,009
128		Unitrin, Inc.	3,192
290		W.R. Berkley Corp.	6,829

			59,890

		Internet & Catalog Retail — 1.6%
41		Amazon.com, Inc. (a)	2,950
195		Expedia, Inc. (a)	2,947

			5,897

		IT Services — 1.2%
271		Total System Services, Inc.	4,445

		Machinery — 0.9%
76		Kennametal, Inc.	2,061
86		Oshkosh Corp.	1,137

			3,198

		Media — 6.2%
892		AH Belo Corp., Class A	4,600
600		Belo Corp., Class A	3,576
41		Cablevision Systems Corp., Class A	1,037
270		Clear Channel Outdoor Holdings, Inc., Class A (a)	3,692
282		Entercom Communications Corp., Class A	1,414
475		E.W. Scripps Co., Class A	3,358
200		LIN TV Corp., Class A (a)	1,032
7		Washington Post Co. (The), Class B	3,675

			22,384

		Multiline Retail — 1.2%
47		Sears Holdings Corp. (a)	4,376

		Oil, Gas & Consumable Fuels — 14.8%
200		CVR Energy, Inc. (a)	1,704
140		Devon Energy Corp.	12,773
218		El Paso Corp.	2,782
185		Energy Transfer Equity LP	4,024
278		Enterprise GP Holdings LP	6,532
65		Kinder Morgan Management LLC (a)	3,212
265		NuStar GP Holdings LLC	4,637
350		Teekay Corp., (Bahamas)	9,233
370		Williams Cos., Inc.	8,750

			53,647

		Pharmaceuticals — 0.6%
69		Merck & Co., Inc.	2,178

		Real Estate Investment Trusts (REITs) — 7.5%
407		Agree Realty Corp.	11,646
75		Cousins Properties, Inc.	1,885
165		Getty Realty Corp.	3,653
265		National Health Investors, Inc.	9,058
9		Public Storage	891

			27,133

		Real Estate Management & Development — 1.7%
132		Brookfield Asset Management, Inc., Class A (Canada)	3,622
75		Brookfield Properties Corp., (Canada)	1,188
85		Forestar Real Estate Group, Inc. (a)	1,254

			6,064

		Software — 0.8%
115		Microsoft Corp.	3,069

		Specialty Retail — 2.8%
250		AutoNation, Inc. (a)	2,810
7		AutoZone, Inc. (a)	863
64		Bed Bath & Beyond, Inc. (a)	2,001
105		Home Depot, Inc.	2,719
50		Staples, Inc.	1,125
15		TJX Cos., Inc.	458

			9,976

		Textiles, Apparel & Luxury Goods — 0.3%
14		V.F. Corp.	1,082

		Thrifts & Mortgage Finance — 0.3%
59		People’s United Financial, Inc.	1,130

		Tobacco — 0.4%
80		Altria Group, Inc.	1,587

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Trading Companies & Distributors — 0.7%
61	GATX Corp.	2,430

	Wireless Telecommunication Services — 3.3%
267	Telephone & Data Systems, Inc.	9,585
50	U.S. Cellular Corp. (a)	2,346

		11,931

	Total Common Stocks (Cost $389,686)	347,414

	Investment Company — 1.5%
332	Cohen & Steers Select Utility Fund, Inc. (Cost $7,062)	5,272

	Total Long-Term Investments (Cost $396,748)	352,686

	Short-Term Investment — 5.4%
	Investment Company — 5.4%
19,543	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $19,543)	19,543

	Total Investments — 102.9% (Cost $416,291)	372,229
	Liabilities in Excess of Other Assets — (2.9)%	(10,536)

	NET ASSETS — 100.0%	$361,693

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,701
Aggregate gross unrealized depreciation	(61,763)

Net unrealized appreciation/depreciation	$(44,062)

Federal income tax cost of investments	$416,291

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Value Advantage Fund
Level 1	$ 365,561	$ -
Level 2	6,668	-
Level 3	-	-
Total	$ 372,229	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Value Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.1%
	Common Stocks — 94.5%
	Aerospace & Defense — 2.8%
1,286	Spirit Aerosystems Holdings, Inc., Class A (a)	20,666
690	United Technologies Corp.	41,441

		62,107

	Auto Components — 2.8%
1,260	Johnson Controls, Inc.	38,216
652	WABCO Holdings, Inc.	23,172

		61,388

	Beverages — 1.2%
340	Coca-Cola Co. (The)	17,979
200	Molson Coors Brewing Co., Class B	9,350

		27,329

	Capital Markets — 4.8%
450	Ameriprise Financial, Inc.	17,190
500	Bank of New York Mellon Corp. (The)	16,290
100	Goldman Sachs Group, Inc. (The)	12,800
670	Morgan Stanley	15,410
150	State Street Corp.	8,532
2,270	TD AMERITRADE Holding Corp. (a)	36,774

		106,996

	Chemicals — 1.8%
150	Air Products & Chemicals, Inc.	10,273
424	Rohm & Haas Co.	29,680

		39,953

	Commercial Banks — 1.5%
1,000	Fifth Third Bancorp	11,900
286	PNC Financial Services Group, Inc.	21,364

		33,264

	Communications Equipment — 5.0%
1,760	Cisco Systems, Inc. (a)	39,705
2,237	Corning, Inc.	34,987
830	QUALCOMM, Inc.	35,665

		110,357

	Computers & Peripherals — 5.5%
1,085	Hewlett-Packard Co.	50,170
610	International Business Machines Corp.	71,346

		121,516

	Construction Materials — 0.5%
600	Cemex S.A.B. de C.V., (Mexico), ADR (a)	10,332

	Consumer Finance — 2.5%
599	American Express Co.	21,223
654	Capital One Financial Corp.	33,354

		54,577

	Containers & Packaging — 1.2%
660	Ball Corp.	26,063

	Diversified Financial Services — 4.2%
1,475	Bank of America Corp.	51,625
2,030	Citigroup, Inc.	41,635

		93,260

	Diversified Telecommunication Services — 5.0%
730	AT&T, Inc.	20,382
2,850	Verizon Communications, Inc.	91,456

		111,838

	Electric Utilities — 1.7%
659	Edison International	26,294
200	Exelon Corp.	12,524

		38,818

	Energy Equipment & Services — 1.1%
420	Baker Hughes, Inc.	25,427

	Food & Staples Retailing — 7.6%
700	CVS/Caremark Corp.	23,562
1,642	Safeway, Inc.	38,948
1,770	Wal-Mart Stores, Inc.	106,006

		168,516

	Health Care Providers & Services — 1.1%
370	Community Health Systems, Inc. (a)	10,845
557	UnitedHealth Group, Inc.	14,142

		24,987

	Hotels, Restaurants & Leisure — 1.2%
485	Royal Caribbean Cruises Ltd.	10,064
1,130	Wyndham Worldwide Corp.	17,752

		27,816

JPMorgan Value Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Household Durables — 1.1%
430	Fortune Brands, Inc.	24,665

	Industrial Conglomerates — 0.6%
450	Textron, Inc.	13,176

	Insurance — 5.9%
517	Aflac, Inc.	30,374
1,430	Genworth Financial, Inc., Class A	12,312
320	Prudential Financial, Inc.	23,040
1,458	Travelers Cos., Inc. (The)	65,902

		131,628

	Machinery — 1.0%
610	PACCAR, Inc.	23,296

	Media — 6.3%
4,125	Comcast Corp., Special Class A	81,345
1,980	News Corp., Class A	23,740
1,160	Walt Disney Co. (The)	35,601

		140,686

	Multiline Retail — 0.8%
505	J.C. Penney Co., Inc.	16,837

	Oil, Gas & Consumable Fuels — 8.8%
401	ConocoPhillips	29,373
1,871	El Paso Corp.	23,874
930	Exxon Mobil Corp.	72,224
936	Marathon Oil Corp.	37,319
254	Occidental Petroleum Corp.	17,894
600	Teekay Corp., (Bahamas)	15,828

		196,512

	Pharmaceuticals — 4.5%
1,061	Merck & Co., Inc.	33,485
350	Novartis AG, (Switzerland), ADR	18,494
1,440	Schering-Plough Corp.	26,597
600	Wyeth	22,164

		100,740

	Road & Rail — 2.5%
824	Norfolk Southern Corp.	54,557

	Software — 2.6%
2,202	Microsoft Corp.	58,771

	Specialty Retail — 3.7%
3,197	Home Depot, Inc.	82,770

	Textiles, Apparel & Luxury Goods — 0.4%
426	Hanesbrands, Inc. (a)	9,266

	Tobacco — 4.8%
1,565	Altria Group, Inc.	31,050
1,565	Philip Morris International, Inc.	75,276

		106,326

	Total Common Stocks (Cost $2,498,420)	2,103,774

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)

	Convertible Bond — 1.0%
	Media — 1.0%
25,000	Liberty Media LLC, 3.13%, 03/30/23 (Cost $25,466)	22,781

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Preferred Stock — 0.6%
	Diversified Financial Services — 0.6%
15	Bank of America Corp., 7.25% (x) (Cost $13,058)	12,525

	Total Long-Term Investments (Cost $2,536,944)	2,139,080

SHARES

	Short-Term Investment — 3.7%
	Investment Company — 3.7%
82,975	JPMorgan Prime Money Market Fund, Institutional Class (m) (b) (Cost $82,975)	82,975

	Total Investments — 99.8% (Cost $2,619,919)	2,222,055

	Other Assets in Excess of Liabilities — 0.2%	3,598

	NET ASSETS — 100.0%	$2,225,653

Percentages indicated are based on net assets.

JPMorgan Value Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,110
Aggregate gross unrealized depreciation	(450,974)

Net unrealized appreciation/depreciation	(397,864)

Federal income tax cost of investments	$2,619,919

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2008.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Other Financial Instruments*
Value Discovery Fund
Level 1	$ 2,157,923	$ (17,935)	$ -
Level 2	64,132	-	-
Level 3	-	-	-
Total	$ 2,222,055	$ (17,935)	$ -

† Liabilities in securities sold short may include written options.
* Other financial instruments include futures, forwards and swap contracts.

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Norfolk Southern Corp.	$80.00	12/20/2008	3	$ (435)
Wal-Mart Stores, Inc.	67.50	12/20/2008	6	(5,100)
				$ (5,535)
(Premiums received of $1,395.)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Bank of New York Mellon Corp	$35.00	10/18/2008	7	$ (4,550)
Century Aluminum Co.	35.00	12/20/2008	3	(2,610)
Corning, Inc.	15.00	11/22/2008	8	(800)
Helmerich & Payne	40.00	12/20/2008	3	(1,530)
Mohawk Industries, Inc.	65.00	11/22/2008	2	(660)
Textron, Inc.	35.00	12/20/2008	3	(1,950)
Zions Bancorp	20.00	10/18/2008	6	(300)
				$ (12,400)
(Premiums received of $4,224.)

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

By:

/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

November 26, 2008